UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04813
                                   ---------------------------------------------

                           Mellon Institutional Funds Investment Trust _____
                       ---------------------------------------------------------
                           (Exact name of registrant as specified in charter)

                           One Boston Place, Boston, MA                  02108
                       ---------------------------------------------------------
                           (Address of principal executive offices)   (Zip code)

                           Barbara A. McCann
                           Vice President and Secretary
                           One Boston Place, Boston, MA  02108
                       ---------------------------------------------------------
                           (Name and address of agent for service)

                           with a copy to:

                           Leonard Pierce
                           Hale & Dorr

                                 Boston, MA
                       -------------------------

Registrant's telephone number, including area code: 800-221-4795
                                                   ------------------

Date of fiscal year end:   12/31/2004
                         -------------------

Date of reporting period:  06/30/2004
                          -------------------

Item 1.  Reports to Stockholders.

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Financial Statements                   STANDISH MELLON
                                       FIXED INCOME FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                              $ 470,270,685
  Receivable for Fund shares sold                                                                                           675,073
  Prepaid expenses                                                                                                           25,223
                                                                                                                      -------------
    Total assets                                                                                                        470,970,981

LIABILITIES                                                                               $10,237,842
 Payable for Fund shares redeemed                                                               2,079
 Accrued transfer agent fees (Note 2)                                                          46,020
 Accrued expenses and other liabilities                                                   -----------

    Total liabilities                                                                                                    10,285,941
                                                                                                                      -------------

NET ASSETS                                                                                                            $ 460,685,040
                                                                                                                      =============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                     $ 645,361,540
  Accumulated net realized loss                                                                                        (189,408,710)
  Undistributed net investment income                                                                                       438,078
  Net unrealized appreciation                                                                                             4,294,132
                                                                                                                      =============

TOTAL NET ASSETS                                                                                                      $ 460,685,040
                                                                                                                      -------------

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                                23,385,274
                                                                                                                      =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                            $19.70
                                                                                                                      =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                 $11,908,893
  Dividend income allocated from Portfolio                                                      85,552
  Expenses allocated from Portfolio                                                         (1,228,024)
                                                                                           -----------
    Net investment income allocated from Portfolio                                          10,766,421

EXPENSES
 Transfer agent fees (Note 2)                          $ 3,527
 Registration fees                                      18,623
 Legal and audit fees                                   57,546
 Trustees' fees and expenses (Note 2)                      994
 Insurance expense                                       1,187
 Miscellaneous                                          16,797
                                                       -------
    Total expenses                                                                              98,674
                                                                                           -----------
      Net investment income                                                                 10,667,747
                                                                                           -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment transactions                                                                  9,615,494

  Change in unrealized appreciation (depreciation) allocated from portfolio
    on investments allocated from Portfolio                                                 16,490,825)
                                                                                           -----------
    Net realized and unrealized loss on investments                                         (6,875,331)
                                                                                           -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                 $ 3,792,416
                                                                                           ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   PERIOD ENDED
                                                                                  JUNE 30, 2004          YEAR ENDED
                                                                                   (UNAUDITED)       DECEMBER 31, 2003
                                                                                  -------------      -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                            $  10,667,747         $  29,885,520
  Net realized gains                                                                   9,615,494            15,573,883
  Change in net unrealized appreciation                                              (16,490,825)           (4,658,158)
                                                                                   -------------         -------------
  Net increase in net assets from investment operations                                3,792,416            40,801,245
                                                                                   -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                         (12,907,011)          (25,303,177)
                                                                                   -------------         -------------
  Total distributions to shareholders                                                (12,907,011)          (25,303,177)
                                                                                   -------------         -------------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                    25,270,556            24,407,420
  Value of shares issued to shareholders in payment of distributions declared          8,829,947            18,529,816
  Cost of shares redeemed                                                           (160,090,205)         (403,886,019)
                                                                                   -------------         -------------
  Net decrease in net assets from Fund share transactions                           (125,989,702)         (360,948,783)
                                                                                   -------------         --------------

TOTAL DECREASE IN NET ASSETS                                                        (135,104,297)         (345,450,715)

NET ASSETS
  At beginning of period                                                             595,789,337           941,240,052
                                                                                   -------------         -------------
  At end of period (including undistributed net investment income
    of $438,078 and $2,677,342)                                                    $ 460,685,040         $ 595,789,337
                                                                                   =============         =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                        STANDISH MELLON FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                             PERIOD ENDED                            YEAR ENDED DECEMBER 31,
                                             JUNE 30, 2004     --------------------------------------------------------------------
                                              (UNAUDITED)        2003         2002         2001(A)          2000           1999
                                             -------------     --------     --------     ----------      ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD           $  20.08        $  19.70     $  18.93     $    18.92      $    18.55     $   20.13
                                               --------        --------     --------     ----------      ----------     ----------
FROM INVESTMENT OPERATIONS:
   Net investment income*(1)                       0.38            0.75         0.93           1.22            1.35           1.34
   Net realized and unrealized gains
      (loss) on investments                       (0.26)           0.28         0.71           0.10            0.47          (1.47)
                                               --------        --------     --------     ----------      ----------     ----------
TOTAL FROM INVESTMENT OPERATIONS                   0.12            1.03         1.64           1.32            1.82          (0.13)
                                               --------        --------     --------     ----------      ----------     ----------
Less Distributions to Shareholders:
   From net investment income                     (0.50)          (0.65)       (0.87)         (1.31)          (1.45)         (1.42)
   From net realized gains on investments            --              --           --             --              --          (0.03)
                                               --------        --------     --------     ----------      ----------     ----------
Total distributions to shareholders               (0.50)          (0.65)       (0.87)         (1.31)          (1.45)         (1.45)
                                               --------        --------     --------     ----------      ----------     ----------

NET ASSET VALUE, END OF YEAR                   $  19.70        $  20.08     $  19.70     $    18.93      $    18.92     $   18.55
                                               ========        ========     ========     ==========      ==========     ==========
TOTAL RETURN+                                      0.63%(2)        5.24%        8.89%          7.16%          10.21%         (0.70)%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*         0.46%++         0.42%        0.38%          0.38%           0.37%          0.36%
   Net Investment Income
        (to average daily net assets)*             3.73%++         3.76%        4.86%          6.35%           7.23%          6.85%
   Net Assets, End of Period (000's omitted)   $460,685        $595,789     $941,240     $1,475,570      $2,220,981     $2,910,545

--------------
*    For the periods indicated, the investment advisor voluntarily agreed not t impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)                  N/A        $   0.73     $   0.93            N/A             N/A            N/A
Ratios (to average daily net assets):
   Expenses                                         N/A            0.45%        0.42%           N/A             N/A            N/A
   Net investment income                            N/A            3.73%        4.82%           N/A             N/A            N/A

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 6.37% to 6.35%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(1)  Calculated based on average shares outstanding.

(2)  Not annualized.

+    Total return would have been lower in the absence of expense waivers.

++   Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon Fixed Income Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, options, futures, interest rate floor, capital loss carryforwards, losses deferred due to wash sales, paydown gains and losses, and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                        STANDISH MELLON FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, to provide transfer agent services to the Fund. Pursuant to this agreement the Fund was charged $2,079 during the period ended June 30, 2004. At June 30, 2004, $2,079 was due to Dreyfus Transfer, Inc.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2004, aggregated $34,100,503 and $178,729,348 respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                              PERIOD ENDED
                                                             JUNE 30, 2004           YEAR ENDED
                                                              (UNAUDITED)         DECEMBER 31, 2003
                                                            --------------       ------------------

     Shares sold                                               1,252,723              1,222,331
     Shares issued to shareholders in payment
     of distributions declared                                   440,984                928,677
     Shares redeemed                                          (7,981,105)           (20,268,022)
                                                              ----------            -----------
     Net decrease                                             (6,287,398)           (18,117,014)
                                                              ==========            ===========

     At June 30, 2004, one shareholder of record held approximately 13% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES--113.3%

ASSET BACKED--23.6%
Advanta Mortgage Loan Trust 1997-4 M1                                          7.040%      1/25/29      $1,550,925    $  1,548,107
Advanta Mortgage Loan Trust 1999-3 A4                                          7.750      10/25/26         900,404         941,042
American Express Credit Account Master Trust 2000-2 B(a)                       1.450       9/17/07       1,250,000       1,251,058
American Express Master Trust 2002-1 A(a)                                      1.170      12/15/05       4,400,000       4,402,512
Americredit Automobile Receivables Trust 2001-D A3(a)                          1.450       9/12/06         744,461         744,629
BMW Vehicle Owner Trust 2004-A A4                                              3.320       2/25/09       4,100,000       4,062,091
Capital Receivables Asset Trust 2003-2 A3A                                     1.440       2/15/07         625,000         620,891
Capital Auto Receivables Asset Trust 2004-1 A4                                 2.640      11/17/08       2,000,000       1,948,456
Capital One Master Trust 2001-2 C(a) 144A                                      2.200       1/15/09       2,000,000       2,010,122
Capital One Multi-Asset Execution Trust 2002-B1 B1(a)                          1.780       7/15/08       5,840,000       5,869,588
Capital One Multi-Asset Execution Trust 2003-B2 B2                             3.500       2/17/09         725,000         728,606
Capital One Multi-Asset Execution Trust 2004-C1 C1                             3.400      11/16/09       2,950,000       2,902,688
Capital One Prime Auto Receivables Trust 2004-1 A3                             2.020      11/15/07         630,000         622,895
Chase Credit Card Master Trust 2000-3 A(a)                                     1.230       1/15/08       2,480,000       2,483,533
Chase Credit Card Master Trust 2002-2 C(a)                                     2.000       7/16/07       2,985,000       2,996,528
Chase Credit Card Master Trust 2002-6 B(a)                                     1.450       1/15/08       2,245,000       2,251,065
Chase Credit Card Master Trust 2002-8 A(a)                                     1.160       3/17/08       1,900,000       1,900,987
Chase Credit Card Master Trust 2004-2 C(a)                                     1.660       9/15/09       1,000,000       1,000,313
Chase Funding Mortgage Loan Asset-Backed Certificates 2001-1 2A1(a)            1.340      12/25/30       2,147,360       2,148,759
Chase Funding Mortgage Loan Asset-Backed Certificates 2003-4 2A1(a)            1.220       2/25/21       4,060,343       4,060,320
Citibank Credit Card Master Trust I 1997-6 B (b)                               0.000       8/15/06       4,500,000       4,499,469
Citibank Credit Card Master Trust I 1999-7 B                                   6.900      11/15/06       3,285,000       3,346,036
Citibank Credit Card Issuance Trust 2000-C1 C1                                 7.450       9/15/07       3,250,000       3,427,119
Citibank Credit Card Issuance Trust 2001-C3 C3                                 6.650       5/15/08       1,410,000       1,489,948
Citibank Credit Card issuance Trust 2002-A2 A2(a)                              1.280       2/15/07       4,545,000       4,544,926
Citifinancial Mortgage Securities, Inc. 2003-2 AV1(a)                          1.200       5/25/33          72,793          72,790
Daimler Chrysler Auto Trust 2003-A A4                                          2.880       10/8/09         500,000         496,547
Daimler Chrysler Auto Trust 2004-A A4                                          2.580        4/8/09       2,700,000       2,633,012
John Deere Owner Trust 2004-A A1                                               1.140       5/13/05       3,445,131       3,438,655
First USA Credit Card Master Trust 1997-7 B(a)                                 1.400       5/17/07       9,430,000       9,433,956
First USA Credit Card Master Trust 1998-4(a) 144A                              1.600       3/18/08       1,875,000       1,875,126
Ford Credit Auto Owner Trust 2004-A A4                                         3.540      11/15/08       1,465,000       1,461,346
Harley-Davidson Motorcycle Trust 2001-3 B                                      3.720      10/15/09       1,782,008       1,795,452
Honda Auto Receivables Owner Trust 2004-1 A1                                   1.139       4/21/05       3,270,937       3,268,030
Honda Auto Receivables Owner Trust 2004-1 A3                                   2.400       2/21/08       1,383,000       1,366,430
Honda Auto Receivables Owner Trust 2003-4 A3                                   2.190       5/15/07       1,000,000         993,570
MBNA Master Credit Card Trust 2000-A C 144A                                    7.900       7/16/07       2,145,000       2,214,216
MBNA Master Credit Card Trust 2000-C C(a) 144A                                 2.040       7/15/07       4,400,000       4,410,881
MBNA Master Credit Card Trust USA 1997-J A(a)                                  1.360       2/15/07       3,250,000       3,250,607
Morgan Stanley Auto Loan Trust 2004-HB1 A1                                     1.330       5/15/06       1,022,582       1,021,511
Nissan Auto Receivables Owner Trust 2003-C A5                                  3.210       3/16/09         600,000         592,299
Residential Asset Securities Corp. 2003-KS11 AI1(a)                            1.270       9/25/21       2,361,966       2,361,400
USAA Auto Owner Trust 2004-1 A3                                                2.060       4/15/08       2,775,000       2,733,731
Vanderbilt Mortgage Finance 1999-A 1A6                                         6.750        3/7/29       1,110,000       1,109,989
Whole Loan Auto Trust 2003-1 2A2 (a)                                           1.400       4/15/06       1,834,927       1,832,449
Granite Mortgages PLC 2003-3 1A1 (a)                                           1.230       1/20/19       2,988,881       2,988,881
                                                                                                                       -----------
Total Asset Backed (Cost $111,690,804)                                                                                 111,152,566
                                                                                                                       -----------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR          VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE(1A)
------------------------------------------------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS--5.8%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                        4.240%      8/13/39      $1,890,000     $ 1,827,596
Calwest Industrial Trust 2002-CALW A 144A                                      6.127       2/15/17       1,120,000       1,195,399
Capco America Securitization Corp. 1998-D7 A1B                                 6.260      10/15/30       1,165,000       1,252,119
Fannie Mae Grantor Trust 2001-T6 B                                             6.088       5/25/11       3,983,000       4,247,032
FNMA Grantor Trust 2002-T11 A                                                  4.769       4/25/12       1,470,107       1,497,418
GNMA 2003-48 AC                                                                2.712       2/16/20       2,947,197       2,848,385
GNMA 2003-72 A                                                                 3.206       4/16/18       2,511,626       2,459,183
GNMA 2003-88 AC                                                                2.914       6/16/18       1,794,450       1,743,453
GNMA 2003-96 B                                                                 3.607       8/16/18         615,000         606,499
GNMA 2004-12 A                                                                 3.110       1/16/19       1,280,552       1,243,877
GNMA 2004-25 AC                                                                3.377       1/16/23         885,000         860,563
GNMA 2004-43 A                                                                 2.822      12/16/19       1,420,000       1,375,980
GNMA 2004-51 A                                                                 4.069       9/16/16       2,100,000       2,100,000
Permanent Financing PLC 3 1A NCL (a)                                           1.140      12/10/04       3,400,000       3,399,408
Prudential Home Mortgage 1993-B 3B 144A(a)                                     7.500       4/28/23         165,054         165,673
Structured Asset Mortgage Investments, Inc. 1998-2 B                           6.750       4/30/30         308,873         308,873
                                                                                                                       -----------
Total Collateralized Mortgage Obligations (Cost $27,846,513)                                                            27,131,458
                                                                                                                       -----------

CORPORATE--35.0%

BASIC MATERIALS--2.4%
Alcan, Inc.                                                                    6.125      12/15/33       1,800,000       1,741,608
Cabot Corp. 144A                                                               5.250        9/1/13         900,000         874,887
Georgia Pacific Corp. 144A                                                     8.000       1/15/24         980,000         980,000
ICI Wilmington, Inc.                                                           4.375       12/1/08       1,700,000       1,667,601
International Flavors & Fragrances, Inc.                                       6.450       5/15/06         950,000       1,003,709
International Paper Co.                                                        6.750        9/1/11         600,000         650,317
International Paper Co.                                                        5.300        4/1/15         675,000         642,545
International Steel Group, Inc. 144A                                           6.500       4/15/14       1,045,000         979,688
RPM International, Inc. 144A                                                   6.250      12/15/13       1,145,000       1,148,989
Weyerhaeuser Co.*                                                              7.250        7/1/13       1,165,000       1,293,193
                                                                                                                       -----------
                                                                                                                        10,982,537
                                                                                                                       -----------

COMMUNICATIONS--4.0%
AT&T Wireless Services, Inc.                                                   7.875        3/1/11       1,360,000       1,546,950
AT&T Wireless Services, Inc.                                                   8.750        3/1/31         555,000         676,639
Comcast Corp.                                                                  5.500       3/15/11         325,000         328,102
Cox Communications, Inc.                                                       7.750       11/1/10         875,000         991,876
Echostar DBS Corp.                                                            10.375       10/1/07       1,750,000       1,870,313
Echostar DBS Corp.*                                                            5.750       10/1/08       1,160,000       1,144,050
Liberty Media Corp.*                                                           5.700       5/15/13       1,900,000       1,871,730
News America, Inc.                                                             7.625      11/30/28         910,000       1,023,453
Sprint Capital Corp.                                                           8.375       3/15/12       2,425,000       2,787,123
TCI Communications, Inc.                                                       7.875       2/15/26         825,000         931,048
Time Warner, Inc.                                                              6.750       4/15/11       1,925,000       2,073,213
Univision Communications, Inc.                                                 7.850       7/15/11         917,000       1,057,487
Verizon Global Funding Corp.*                                                  4.375        6/1/13       2,050,000       1,881,533
Verizon Global Funding Corp.*                                                  7.750       6/15/32         575,000         646,504
                                                                                                                       -----------
                                                                                                                        18,830,021
                                                                                                                       -----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL--2.6%
Caesars Entertainment, Inc.*                                                   8.500%     11/15/06      $  520,000     $   564,200
Caesars Entertainment, Inc.                                                    8.875       9/15/08         900,000         976,500
Coast Hotels & Casinos, Inc.                                                   9.500        4/1/09         940,000         987,000
DaimlerChrysler NA Holding Corp.                                               8.500       1/18/31         325,000         373,401
D.R. Horton, Inc.                                                              5.000       1/15/09       1,000,000         981,250
Horseshoe Gaming Holding Corp.                                                 8.625       5/15/09         495,000         516,038
MGM Mirage                                                                     6.950        2/1/05         720,000         734,400
Mohegan Tribal Gaming Authority                                                8.125        1/1/06       1,355,000       1,429,525
Mohegan Tribal Gaming Authority                                                6.375       7/15/09         965,000         967,413
Mohegan Tribal Gaming Authority                                                8.375        7/1/11       1,035,000       1,117,800
Pulte Homes, Inc.*                                                             5.250       1/15/14         700,000         660,944
Station Casinos                                                                6.000        4/1/12         850,000         822,375
Yum! Brands, Inc.                                                              8.875       4/15/11       1,483,000       1,789,576
Yum! Brands, Inc.                                                              7.650       5/15/08         275,000         307,058
                                                                                                                       -----------
                                                                                                                        12,227,480
                                                                                                                       -----------

CONSUMER NONCYCLICAL--3.3%
Altria Group, Inc.                                                             7.000       11/4/13       2,200,000       2,240,311
Aramark Services, Inc.                                                         7.000       7/15/06       2,290,000       2,439,913
Aramark Services, Inc.                                                         7.000        5/1/07       1,225,000       1,322,309
Archer-Daniels-Midland Co.                                                     5.935       10/1/32       1,100,000       1,071,247
RR Donnelley & Sons Co. 144A                                                   4.950        4/1/14       1,290,000       1,228,494
Erac USA Finance Co. 144A                                                      7.950      12/15/09       1,000,000       1,150,613
Kroger Co.                                                                     7.250        6/1/09         600,000         666,545
Kroger Co.                                                                     8.000       9/15/29         955,000       1,110,113
Laboratory Corp. of America Holdings                                           5.500        2/1/13         895,000         901,036
Safeway, Inc.                                                                  6.150        3/1/06       1,470,000       1,537,006
Stater Brothers Holdings 144A*                                                 8.125       6/15/12         865,000         868,244
Wyeth                                                                          5.500       3/15/13         555,000         535,636
Wyeth                                                                          6.450        2/1/24         325,000         309,056
Wyeth                                                                          6.500        2/1/34         275,000         259,200
                                                                                                                       -----------
                                                                                                                        15,639,723
                                                                                                                       -----------

ENERGY--1.7%
Amerada Hess Corp.                                                             7.300       8/15/31         980,000         995,028
CenterPoint Energy Resources Corp.                                             7.750       2/15/11         600,000         666,646
CenterPoint Energy Resources Corp.                                             7.875        4/1/13         375,000         419,591
Halliburton Co.                                                                5.500      10/15/10         705,000         713,241
Occidental Petroleum Corp.                                                     8.450       2/15/29         370,000         471,001
Southern Natural Gas Co.*                                                      6.700       10/1/07       1,910,000       1,972,075
Tosco Corp.                                                                    7.250        1/1/07         615,000         667,284
Tosco Corp.                                                                    7.800        1/1/27         201,000         237,806
Tosco Corp.                                                                    8.125       2/15/30         450,000         555,021
XTO Energy, Inc.*                                                              7.500       4/15/12       1,220,000       1,376,602
                                                                                                                       -----------
                                                                                                                         8,074,295
                                                                                                                       -----------

FINANCIAL--13.5%
Ace Ina Holdings, Inc.                                                         5.875       6/15/14         305,000         308,566
Amsouth Bank NA                                                                4.850        4/1/13       1,100,000       1,060,806
Archstone-Smith Operating Trust                                                5.000       8/15/07         850,000         874,521
ASIF Global Financing 144A                                                     3.850      11/26/07         870,000         873,611


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)
Banco Nacional de Desenvolvimento Economic(a)*                                 9.622%      6/16/08      $1,325,000      $1,344,875
Bank of America Corp.*                                                         7.400       1/15/11       2,100,000       2,379,968
Bear Stearns Cos., Inc.                                                        4.500      10/28/10         905,000         887,244
Boeing Capital Corp.                                                           4.750       8/25/08         350,000         356,488
Boeing Capital Corp.                                                           4.750       8/25/08         350,000         356,488
Boeing Capital Corp.                                                           7.375       9/27/10         780,000         881,975
Boston Properties LP                                                           5.625       4/15/15         675,000         659,067
Chevy Chase Bank FSB                                                           6.875       12/1/13       1,370,000       1,370,000
Citigroup, Inc.                                                                5.625       8/27/12       1,305,000       1,341,423
City National Corp.                                                            5.125       2/15/13         940,000         912,709
Credit Suisse First Boston USA, Inc.                                           6.125      11/15/11         950,000         999,901
Duke Really LP                                                                 5.875       8/15/12       1,150,000       1,184,167
Duke Realty LP*                                                                7.750      11/15/09         915,000       1,045,572
Duke Realty LP                                                                 6.950       3/15/11          25,000          27,418
EOP Operating LP                                                               7.000       7/15/11       1,100,000       1,198,905
ERP Operating LP                                                               6.625       3/15/12         450,000         486,273
First Industrial LP                                                            5.250       6/15/09         640,000         644,390
First Industrial LP 144A                                                       6.420        6/1/14         400,000         409,815
Ford Motor Credit Co.                                                          6.500       1/25/07       2,635,000       2,768,666
Ford Motor Credit Co.                                                          7.200       6/15/07       2,290,000       2,435,046
General Electric Capital Corp.                                                 6.125       2/22/11       2,500,000       2,677,348
General Motors Acceptance Corp.                                                6.150        4/5/07       1,650,000       1,723,102
General Motors Acceptance Corp.                                                8.000       11/1/31       1,235,000       1,265,365
Glencore Funding LLC 144A                                                      6.000       4/15/14       1,320,000       1,224,353
Goldman Sachs Group, Inc.*                                                     3.875       1/15/09         650,000         633,841
Goldman Sachs Group, Inc.*                                                     5.700        9/1/12         750,000         760,790
Healthcare Realty Trust, Inc.                                                  8.125        5/1/11         540,000         620,849
Household Finance Corp.                                                        6.400       6/17/08         335,000         360,369
Household Finance Corp.*                                                       6.375      10/15/11       2,078,000       2,218,072
Jefferies Group, Inc.                                                          7.750       3/15/12       1,920,000       2,175,654
JP Morgan Chase & Co.                                                          5.750        1/2/13       1,485,000       1,509,295
Leucadia National Corp.                                                        7.000       8/15/13       1,340,000       1,324,925
MassMutual Global Funding II 144A                                              3.800       4/15/09         650,000         637,997
Morgan Stanley                                                                 4.750        4/1/14       1,350,000       1,245,538
National City Bank                                                             6.200      12/15/11       1,300,000       1,385,807
National City Corp.                                                            6.875       5/15/19         675,000         740,888
Nationwide Mutual Insurance Co. 144A                                           8.250       12/1/31       1,000,000       1,179,004
Principal Life Income Funding Trusts(a)                                        1.152      10/14/05       1,935,000       1,939,909
Protective Life Secured Trust                                                  4.000        4/1/11         790,000         747,701
Regions Financial Corp.*                                                       6.375       5/15/12       1,000,000       1,069,961
Simon Property Group LP                                                        6.375      11/15/07       1,400,000       1,498,522
SLM Corp.                                                                      5.000       10/1/13       2,600,000       2,510,700
Southtrust Corp.                                                               5.800       6/15/14         330,000         336,242
Union Planters Corp.                                                           4.375       12/1/10         525,000         508,520
Union Planters Corp.                                                           7.750        3/1/11       1,965,000       2,268,247
US Bank National Association                                                   6.375        8/1/11         890,000         961,430
Wachovia Corp.                                                                 4.875       2/15/14         650,000         620,885
Washington Mutual, Inc.*                                                       4.625        4/1/14       1,500,000       1,368,050
Wells Fargo & Co.*                                                             5.000      11/15/14         480,000         463,908


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE       MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)
Wells Fargo & Co.                                                              6.375%       8/1/11      $  850,000    $    920,529
Zions Bancorp                                                                  6.000       9/15/15       1,145,000       1,154,445
                                                                                                                       -----------
                                                                                                                        63,465,419
                                                                                                                       -----------

INDUSTRIAL--4.0%
Allied Waste North America                                                     7.625        1/1/06       2,190,000       2,296,763
Allied Waste North America                                                     8.875        4/1/08         810,000         886,950
American Standard, Inc.                                                        7.375        2/1/08         500,000         540,000
Ball Corp.                                                                     7.750        8/1/06         200,000         213,000
Ball Corp.                                                                     6.875      12/15/12         740,000         751,100
CSX Corp.                                                                      6.250      10/15/08         865,000         922,856
Fedex Corp. 144A                                                               2.650        4/1/07       1,090,000       1,058,490
L-3 Communications Corp.                                                       7.625       6/15/12       1,450,000       1,529,750
Lockheed Martin Corp.                                                          8.200       12/1/09         990,000       1,160,104
Norfolk Southern Corp.                                                         7.050        5/1/37       1,500,000       1,589,094
Northrop Grumman Corp.                                                         7.125       2/15/11         545,000         612,454
Raytheon Co.                                                                   6.750       8/15/07         425,000         460,280
Raytheon Co.                                                                   5.500      11/15/12         380,000         383,462
Sealed Air Corp. 144A                                                          5.625       7/15/13         570,000         563,056
Tyco International Group SA                                                    6.125       11/1/08       1,895,000       2,016,049
Union Pacific Corp.                                                            3.875       2/15/09       1,400,000       1,360,995
Waste Management, Inc.                                                         7.375        8/1/10         275,000         308,971
Waste Management, Inc.                                                         7.000       7/15/28         900,000         934,196
Waste Management, Inc.                                                         7.375       5/15/29          35,000          37,926
Waste Management, Inc.                                                         6.875       5/15/09       1,220,000       1,339,519
                                                                                                                       -----------
                                                                                                                        18,965,015
                                                                                                                       -----------

UTILITIES--3.5%
AES Corp. 144A                                                                10.000       7/15/05         532,703         544,689
Appalachian Power Co.                                                          5.950       5/15/33         450,000         414,935
Consumers Energy Co.                                                           6.250       9/15/06         625,000         656,625
Consumers Energy Co.                                                           5.375       4/15/13         995,000         974,364
Dominion Resources, Inc.*                                                      5.700       9/17/12       1,025,000       1,042,547
Dominion Resources, Inc.                                                       5.250        8/1/33         845,000         806,258
First Energy Corp.                                                             7.375      11/15/31         400,000         416,913
FirstEnergy Corp.                                                              6.450      11/15/11       1,110,000       1,150,802
Indianapolis Power & Light 144A                                                6.600        1/1/34         285,000         279,058
Keyspan Corp.                                                                  8.000      11/15/30         635,000         782,982
Monongahela Power 144A                                                         6.700       6/15/14         260,000         262,481
Niagara Mohawk Power Corp.                                                     7.750       10/1/08       1,000,000       1,125,660
Nisource Finance Corp.                                                         7.875      11/15/10         750,000         859,795
Pacific Gas & Electric Co.                                                     3.600        3/1/09         550,000         529,426
Pepco Holdings, Inc.                                                           5.500       8/15/07         850,000         877,493
Progress Energy, Inc.                                                          7.000      10/30/31         600,000         617,452
Public Service Co. of Colorado                                                 4.375       10/1/08         930,000         932,300
Southern California Edison Co.(a)                                              1.440       1/13/06       1,550,000       1,552,020
Southern California Edison Co.                                                 8.000       2/15/07       1,100,000       1,215,129
TXU Corp.*                                                                     6.375        1/1/08       1,105,000       1,170,823
                                                                                                                       -----------
                                                                                                                        16,211,752
                                                                                                                       -----------
Total Corporate (Cost $164,316,371)                                                                                    164,396,242
                                                                                                                       -----------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

MUNICIPAL OBLIGATIONS--1.0%
Golden State Tobacco Securitization Corp.                                      5.000%       6/1/21      $1,820,000     $ 1,782,453
Illinois Power Co.*                                                            7.500       6/15/09       1,190,000       1,300,075
Sacramento County California Pension Funding(b)                                0.000       7/10/30       1,675,000       1,566,125
                                                                                                                       -----------
Total Municipal Obligations (Cost $4,616,451)                                                                            4,648,653
                                                                                                                       -----------

SOVEREIGN BONDS--2.9%
Republic of Brazil                                                            12.000       4/15/10       2,335,000       2,469,263
Republic of Bulgaria 144A                                                      8.250       1/15/15         835,000         971,731
United Mexican States*                                                         6.375       1/16/13         750,000         748,500
United Mexican States*                                                         6.625        3/3/15       1,360,000       1,343,000
United Mexican States                                                          8.300       8/15/31       1,370,000       1,433,705
Russian Federation                                                             8.250       3/31/10         955,000       1,026,625
Russian Federation                                                            10.000       6/26/07       1,315,000       1,475,868
Republic of South Africa*                                                      6.500        6/2/14       1,250,000       1,256,250
Republic of El Salvador                                                        9.500       8/15/06       1,200,000       1,308,000
Republic of El Salvador 144A*                                                  8.500       7/25/11         870,000         939,600
Ukraine Government Senior Notes                                               11.000       3/15/07         467,608         502,679
                                                                                                                       -----------
Total Sovereign Bonds (Cost $13,766,797)                                                                                13,475,221
                                                                                                                       -----------

YANKEE BONDS--8.0%
Abbey National PLC                                                             7.950      10/26/29         723,000         857,916
Amvescap PLC                                                                   6.600       5/15/05       1,440,000       1,483,127
British Sky Broadcasting PLC                                                   6.875       2/23/09         115,000         125,596
British Sky Broadcasting PLC                                                   8.200       7/15/09       3,555,000       4,095,964
Carnival Corp.                                                                 6.650       1/15/28       1,860,000       1,857,757
Celulosa Arauco Constitution                                                   5.125        7/9/13         935,000         877,641
Deutsche Telekom International Finance BV                                      8.000       6/15/10         700,000         817,991
Deutsche Telekom International Finance BV                                      8.250       6/15/30         965,000       1,174,536
Domtar Inc.*                                                                   5.375       12/1/13       1,540,000       1,464,386
Donohue Forest Products                                                        7.625       5/15/07       1,560,000       1,608,031
Eircom Funding*                                                                8.250       8/15/13         215,000         223,600
French Telecom                                                                 9.000        3/1/11         440,000         509,881
HBOS PLC 144A                                                                  5.375       11/1/13       1,200,000       1,156,452
Hutchison Whampoa Ltd. 144A                                                    5.450      11/24/10       1,160,000       1,138,575
Koninklijike KPN NV                                                            8.000       10/1/10         950,000       1,099,978
Nordea Bank Sweden AB 144A                                                     5.250      11/30/12       1,660,000       1,649,125
Northern Rock PLC 144A                                                         5.600       4/30/14         640,000         621,837
Pearson Dollar Finance PLC 144A                                                4.700        6/1/09         875,000         876,139
Rio Tinto Finance USA Ltd                                                      2.625       9/30/08       2,330,000       2,185,580
Rogers Cable, Inc.*                                                            6.250       6/15/13         550,000         517,782
Rogers Wireless Communications, Inc. 144A                                      6.375        3/1/14         465,000         427,800
Royal Caribbean Cruises Ltd.*                                                  8.750        2/2/11       2,235,000       2,475,263
Sappi Papier Holding AG 144A                                                   6.750       6/15/12       1,076,000       1,148,230
St. George Bank Ltd. 144A                                                      5.300      10/15/15         890,000         865,647
Teck Cominco Ltd.                                                              7.000       9/15/12       1,465,000       1,566,656
Telecom Italia Capital SA 144A*                                                4.000      11/15/08       1,775,000       1,743,661
Telus Corp.                                                                    8.000        6/1/11       1,590,000       1,807,134
TXU Australia Holdings Ltd. 144A                                               6.150      11/15/13         500,000         520,886
Tyco International Group SA                                                    6.750       2/15/11       1,920,000       2,086,236
UPM-Kymmene Corp. Senior Notes 144A                                            5.625       12/1/14         580,000         573,588
                                                                                                                       -----------
Total Yankee Bonds (Cost $36,925,568)                                                                                   37,556,995
                                                                                                                       -----------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

NON-AGENCY--2.3%

PASS THRU SECURITIES--2.3%
DLJ Commercial Mortgage Corp. 1998-CF2 B1                                      7.286%     11/12/31      $2,350,000    $  2,542,184
First Chicago/Lennar Trust 1997-CHL1 D(a) 144A                                 7.902       4/29/39       3,995,968       4,159,553
GMAC Commercial Mortgage Securities, Inc. 1996-C1 F non-ERISA 144A             7.860      11/15/06       2,375,000       2,535,835
JP Morgan Commercial Mortgage Finance Corp. 1997-C5 A3                         7.088       9/15/29       1,385,000       1,497,704
                                                                                                                      ------------
Total Non-Agency (Cost $10,213,542)                                                                                     10,735,276
                                                                                                                      ------------

U.S. GOVERNMENT AGENCY--21.8%

PASS THRU SECURITIES--21.8%
FHLMC                                                                          7.000       11/1/31         251,179         265,611
FHLMC                                                                          7.000       11/1/31         289,487         306,120
FHLMC                                                                          6.000       10/1/33       3,071,284       3,140,764
FHLMC                                                                          5.500        1/1/34       1,074,340       1,071,254
FHLMC                                                                          5.500        3/1/34         426,282         425,057
FNMA                                                                           3.640        6/1/10       2,665,000       2,508,359
FNMA                                                                           3.530        7/1/10       1,210,825       1,149,614
FNMA                                                                           5.703       5/25/11       1,475,686       1,553,600
FNMA                                                                           5.139      12/25/11       1,107,191       1,145,968
FNMA                                                                           8.500        6/1/12          62,061          66,127
FNMA                                                                           5.000        7/1/18       1,176,673       1,180,861
FNMA                                                                           5.000        1/1/19         588,864         590,866
FNMA                                                                           7.500       11/1/29           1,933           2,072
FNMA                                                                           5.500        5/1/33       1,343,196       1,340,650
FNMA                                                                           5.500        1/1/34         943,293         941,504
FNMA                                                                           5.500        1/1/34       2,436,770       2,432,151
FNMA (TBA)#                                                                    5.000        7/1/19       7,775,000       7,782,293
FNMA (TBA)#                                                                    5.000        7/1/19      11,000,000      11,247,500
FNMA (TBA)#                                                                    5.500        7/1/19      23,745,000      23,626,275
FNMA (TBA)#                                                                    6.500        7/1/19      16,075,000      16,733,078
FNMA (TBA)#                                                                    6.000        8/1/19      24,400,000      24,804,113
GNMA                                                                           9.000       2/15/21          21,389          24,154
GNMA                                                                           6.500       8/15/32         379,913         397,429
                                                                                                                      ------------
Total U.S. Government Agency (Cost $102,274,299)                                                                       102,735,420
                                                                                                                      ------------

U.S. TREASURY OBLIGATIONS--5.1%

TREASURY BONDS--3.9%
United States Treasury Bond                                                    6.250       5/15/30      16,420,000      18,384,620

TREASURY NOTES--1.2%
United States Treasury Note*                                                   1.875       1/31/06         220,000         217,903
United States Treasury Note*                                                   3.250       8/15/08         105,000         103,700
United States Treasury Note*                                                   4.000      11/15/12       5,565,000       5,387,833
                                                                                                                      ------------
Total U.S. Treasury Obligations (Cost $24,532,272)                                                                      24,094,056
                                                                                                                      ------------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          PAR           VALUE
SECURITY                                                                        RATE     MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

FOREIGN DOMINATED--7.9%

EURO--7.9%
Deutsche Bundesrepublik                                                        5.250%     1/4/2011 EUR   4,980,000   $   6,530,157
Deutsche Bundesrepublik                                                        4.500      1/4/2013       4,755,000       5,920,160
Deutsche Bundesrepublik                                                        5.625      1/4/2028       3,632,205       4,863,080
Deutsche Bundesrepublik                                                        4.125      7/4/2008      14,915,000      18,630,039
Telecom Italia Capital SA 144A                                                 5.250    11/15/2013         840,000         812,540
                                                                                                                       -----------
Total Foreign Denominated (Cost $31,559,724)                                                                            36,755,976
                                                                                                                     -------------
TOTAL BONDS AND NOTES (Cost $527,742,341)                                                                              532,681,863
                                                                                                                     -------------

CONVERTIBLE PREFERRED STOCKS--0.5%                                                                       SHARES
                                                                                                      ------------
Equity Office Properties Trust 144A CVT Pfd REIT                                                            50,600       2,580,600
                                                                                                                     -------------
                                                                                                                         2,580,600
                                                                                                                     -------------

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,513,200)

PURCHASED OPTIONS--0.0%                                                                              CONTRACT SIZE
                                                                                                     -------------
U.S. Treasury Note 3.25% Call, Strike Price 100.59, 07/26/2004                                             116,700             456
U.S. Treasury Note 4.00% Put, Strike Price 96.80, 08/05/2004                                               112,950         151,692
U.S. Treasury Note 4.00% Call, Strike Price 97.828, 11/29/04                                               116,250          64,028
U.S. Treasury Note 3.00% Call, Strike Price 101.10, 02/18/2005                                             232,150          16,323
                                                                                                                     -------------
TOTAL PURCHASED OPTIONS (Cost $559,006)                                                                                    232,499
                                                                                                                     -------------

SHORT-TERM INVESTMENTS--3.1%

U.S.GOVERNMENT AGENCY--0.4%                                                                            PAR VALUE
                                                                                                      ------------
FNMA Discount Note+                                                            1.250       7/30/04    $  2,100,000       2,097,885
                                                                                                                     -------------

U.S. TREASURY BILLS--0.3%
U.S. Treasury Bill                                                             0.990       7/15/04         700,000         699,729
U.S. Treasury Bill                                                             0.996        9/2/04         675,000         673,642
                                                                                                                     -------------
                                                                                                                         1,373,371
                                                                                                                     -------------

INVESTMENT COMPANIES--2.4%
Dreyfus Institutional Preferred Plus++                                         1.000                   11,223,103       11,223,103
                                                                                                                     -------------

TOTAL SHORT TERM INVESTMENTS (Cost $14,694,359)                                                                         14,694,359
                                                                                                                     -------------

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED--7.2%

INVESTMENT COMPANIES--7.2%
Dreyfus Cash Management Plus Fund++ (Cost $33,992,101)                         1.000                    33,992,101      33,992,101
                                                                                                                     -------------

TOTAL INVESTMENTS--124.2% (Cost $579,501,007)                                                                          584,181,422

LIABILITIES IN EXCESS OF OTHER ASSETS--(24.2%)                                                                        (113,910,737)
                                                                                                                     -------------

NET ASSETS--100.0%                                                                                                   $ 470,270,685
                                                                                                                     =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.

*     Security, or a portion of thereof, was on loan at June 30, 2004.

FHLMC--Federal Home Loan Mortgage Company

FNMA--Federal National Mortgage Association

GNMA--Government National Mortgage Association

NCL--Non-callable

REIT--Real Estate Investment Trust

TBA--To Be Announced

EUR--Euro

#     Delayed Delivery contract.

(a)   Variable Rate Security; rate indicated as of 6/30/04.

(b)   Zero coupon security.

+     Rate noted is yield to maturity

+ Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities (Note 1A) (including securities on loan valued at $33,191,879 (Note 7))
  Unaffiliated issuers, at value (cost $534,285,803)                                                              $538,966,208
  Affiliated issuers, at value (cost $45,215,204) (Note 1G)                                                         45,215,204
  Unrealized appreciation for open swap contracts (Note 5)                                                              55,480
  Receivable for investments sold                                                                                   28,429,631
  Interest and dividends receivable                                                                                  5,370,038
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                       63,445
  Prepaid expenses                                                                                                      11,803
                                                                                                                  ------------
  Total assets                                                                                                     618,111,809

LIABILITIES
  Payable for investments purchased                                                      $112,878,512
  Liability for securities on loan (Note 7)                                                33,992,101
  Payable for variation margin on open futures contracts (Note 5)                             270,288
  Options written, at value (premiums received $551,644) (Note 5)                             242,382
  Unrealized depreciation on forward foreign currency exchange contracts (Note 5)             316,080
  Unrealized depreciation on open swap contracts (Note 5)                                      18,380
  Accrued custody, accounting and administration fees (Note 2)                                 26,371
  Accrued trustee fees and expenses (Note 2)                                                   27,507
  Accrued expenses and other liabilities                                                       69,503
                                                                                         ------------
  Total liabilities                                                                                                147,841,124
                                                                                                                  ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                         $470,270,685
                                                                                                                  ============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                             STATEMENT OF OPERATION
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (including securities lending income of $30,662 (Note 7))                                       $ 11,908,893
  Dividend income                                                                                                       85,552
                                                                                                                  ------------
    Total investment Income                                                                                         11,994,445

EXPENSES
  Investment advisory fee (Note 2)                                                          $  1,046,601
  Custody, accounting and administration fees (Note 2)                                            83,519
  Legal and audit fees                                                                            40,391
  Trustees' fees and expenses (Note 2)                                                            44,516
  Insurance expense                                                                               10,666
  Miscellaneous                                                                                    2,331
                                                                                            ------------
    Total expenses                                                                                                   1,228,024
                                                                                                                  ------------
      Net investment income                                                                                         10,766,421
                                                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
    Investment security transactions                                                           5,222,062
    Financial futures contracts                                                                1,182,671
    Option transactions                                                                        (241,019)
    Foreign currency transactions and forward foreign currency exchange contracts              3,451,780
                                                                                            ------------
      Net realized gain                                                                                              9,615,494
  Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                                          (16,490,825)
                                                                                            ------------
    Change in net unrealized appreciation (depreciation)                                                           (16,490,825)
                                                                                                                  ------------
      Net realized and unrealized gain (loss)                                                                       (6,875,331)
                                                                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                        $  3,891,090
                                                                                                                  ============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

     STATEMENTS OF CHANGES IN NET ASSETS FOR THE PERIOD ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

                                                                                            PERIOD ENDED
                                                                                           JUNE 30, 2004          YEAR ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 2003
                                                                                           -------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                             $  10,766,421         $  30,021,028
  Net realized gains (losses)                                                                  9,615,494            15,573,886
  Change in net unrealized appreciation (depreciation)                                       (16,490,825)           (4,658,156)
                                                                                           -------------         -------------
  Net increase in net assets from investment operations                                        3,891,090            40,936,758
                                                                                           -------------         -------------

CAPITAL TRANSACTIONS
  Contributions                                                                               34,100,503            24,345,488
  Withdrawals                                                                               (178,729,348)         (398,371,613)
                                                                                            ------------         ------------
  Net increase (decrease) in net assets from capital transactions                           (144,628,845)         (374,026,125)
                                                                                           -------------         ------------

TOTAL INCREASE IN NET ASSETS                                                                (140,737,755)         (333,089,367)

NET ASSETS
  At beginning of period                                                                     611,008,440           944,097,807
                                                                                           -------------         -------------
  At end of period                                                                         $ 470,270,685         $ 611,008,440
                                                                                           =============         =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                               FINACIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    PERIOD ENDED                     YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2004   ------------------------------------------------------------
                                                    (UNAUDITED)      2003         2002        2001(A)        2000          1999
                                                    ----------     --------     --------    ----------    ----------    ----------

TOTAL RETURN+(b)                                         0.63%(b)      5.25%        8.89%         7.18%        10.23%        (0.69%)

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*               0.43%++       0.41%        0.38%         0.36%         0.35%         0.35%
   Net Investment Income
        (to average daily net assets)*                   3.77%++       3.78%        4.86%         6.37%         7.24%         6.86%
   Portfolio Turnover                                      47%(b)       398%         384%          329%          233%          159%
   Net Assets, End of Year (000's omitted)           $470,271      $611,008     $944,098    $1,495,389    $2,226,002    $2,911,705

--------------
*    For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
   Expenses                                                N/A          0.42%        0.39%         N/A           N/A          N/A
   Net investment income                                   N/A          3.77%        4.85%         N/A           N/A          N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 9.20% to 8.87%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Not annualized.

+ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

++   Computed on an annualized basis based upon a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Fixed Income Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     At June 30, 2004, there was one fund, Standish Mellon Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2004 was approximately 100%.

     The objective of the Portfolio is to achieve a high level of current income, consistent with conserving principal and liquidity, and secondarily to seek capital appreciation when changes in interest rates and economic conditions indicate that capital appreciation may be available without significant risk to principal by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments and companies.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     F. COMMITMENT AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. AFFILIATED ISSUERS

     Issuers in which the Portfolio held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.40% of the Portfolio's first $250,000,000 of average daily net assets, 0.35% of the next $250,000,000 of average daily net assets, and 0.30% of the average daily net assets in excess of $500,000,000.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $88,461 during the period ended June 30, 2004 and owed $29,000.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were as follows:

                                       PURCHASES       SALES
                                     -------------  ------------
     U.S. Government Securities      $168,996,342   $166,280,332
                                     ============   ============
     Investments
        (non-U.S.Government
        Securities)                  $137,413,912   $203,336,849
                                     ============   ============

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal tax basis, were as follows:

     Aggregate Cost                                 $579,669,186
                                                    ============

     Gross unrealized appreciation                    11,244,994
     Gross unrealized depreciation                    (6,677,287)
                                                    ------------
     Net unrealized appreciation                    $  4,567,707
                                                    ============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     A summary of the written put options for the period ended June 30, 2004 is as follows:

                                         NUMBER OF
     WRITTEN PUT OPTION TRANSACTIONS     CONTRACTS     PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period        4        $ 287,972
     Options written                        10          860,189
     Options expired                        (7)        (480,060)
     Options closed                         (3)        (211,093)
                                         ---------    ---------
     Outstanding, end of period              4        $ 457,008
                                         =========    =========

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At June 30, 2004, the Portfolio held the following written put option contracts:

     SECURITY                                       CONTRACTS       VALUE
     ---------------------------------------------------------------------------
     UST 2.50% Put, Strike Price 99.38, 7/02/04         1        $  18,480
     UST 3.25% Put, Strike Price 97.40, 7/26/04         1           28,263
     UST 4.00% Put, Strike Price 98.39, 8/05/04         1           73,515
     UST 3.125% Put, Strike Price 94.82, 11/01/04       1           45,410
                                                                  --------
     Total (premiums received $457,008)                           $165,668
                                                                  ========

     A summary of the written call options for the period ended June 30, 2004 is as follows:

                                                    NUMBER OF
     WRITTEN PUT OPTIONS TRANSACTIONS               CONTRACTS     PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period                   4        $ 220,133
     Options written                                    9          448,929
     Options expired                                   (3)        (163,123)
     Options closed                                    (7)        (411,303)
                                                    ---------    ---------
     Outstanding, end of period                         3        $  94,636
                                                    =========    =========

     At June 30, 2004, the Portfolio held the following written call option contracts:

     SECURITY                                       CONTRACTS      VALUE
     ---------------------------------------------------------------------------

     UST 2.50% Call, Strike Price 99.38, 7/02/04        1         $68,086
     UST 3.25% Call, Strike Price 103.78, 7/26/04       1              --
     UST 3.125% Call, Strike Price 100.82, 11/01/04     1           8,628
                                                                  -------
     Total (premiums received $94,636)                            $76,714
                                                                  =======

     INTEREST RATE FLOORS

     Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     At June 30, 2004, the Portfolio did not hold any open interest rate floor agreements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2004, the Portfolio held the following forward foreign currency exchange contracts:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                     LOCAL PRINCIPAL     CONTRACT                        AGGREGATE        UNREALIZED
     CONTRACTS TO RECEIVE                AMOUNT         VALUE DATE         VALUE        FACE AMOUNT          GAIN
     ----------------------------------------------------------------------------------------------------------------------------
     Euro                               4,780,000        9/15/2004      $5,817,035      $5,753,590          $63,445

                                     LOCAL PRINCIPAL     CONTRACT                        AGGREGATE        UNREALIZED
     CONTRACTS TO DELIVER                AMOUNT         VALUE DATE         VALUE        FACE AMOUNT         (LOSS)
     ----------------------------------------------------------------------------------------------------------------------------
     Euro                              34,040,000        9/15/2004      $41,425,079     $41,108,999       $(316,080)

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2004, the Portfolio held the following financials futures contracts:

                                                                              UNDERLYING FACE         UNREALIZED
        CONTRACT                           POSITION      EXPIRATION DATE      AMOUNT AT VALUE           (LOSS)
        ----------------------------------------------------------------------------------------------------------------------------
        U.S. 5 Year Note (345 Contracts)     Short          9/21/2004           $37,497,188          $(162,506)

        U.S. 10 Year Note (190 Contracts)    Short          9/21/2004            20,772,344           (149,388)
                                                                                -----------          ---------
                                                                                $58,269,532          $(311,894)
                                                                                ===========          =========

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     SWAP AGREEMENTS

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2004, the Portfolio held the following open swap contracts:

                                                                                                             NET UNREALIZED
     NOTIONAL AMOUNT                  EXPIRATION                                                              APPRECIATION
       PORTFOLIO/COUNTERPARTY            DATE                            DESCRIPTION                         (DEPRECIATION)
     ----------------------------------------------------------------------------------------------------------------------------
     11,415,000 USD                     7/31/04         Agreement with Bear Stearns, dated 1/30/04
                                                        to pay the notional amount multiplied by the
                                                        1 month LIBOR adjusted by a specified spread
                                                        and receive the notional amount multiplied by
                                                        the total return of The Lehman Brothers, Inc.
                                                        CMBS Investment Grade ERISA-eligible Index.               $25,341

     11,585,000 USD                   10/31/2004        Agreement with Goldman Sachs, dated 4/28/04
                                                        to pay the notional amount multiplied by the
                                                        1 month LIBOR adjusted by a specified spread
                                                        and receive the notional amount multiplied by
                                                        the total return of The Lehman Brothers, Inc.
                                                        CMBS Investment Grade ERISA-eligible Index.               $26,182

     1,035,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 6/18/04
                                                        to pay 0.77% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Clear Channel Communications, Inc., the
                                                        notional amount times the difference between the
                                                        par value and the then-market of Clear Channel
                                                        Communications, Inc., 7.65% due 9/15/10.                 $(1,620)

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             NET UNREALIZED
     NOTIONAL AMOUNT                  EXPIRATION                                                              APPRECIATION
       PORTFOLIO/COUNTERPARTY            DATE                            DESCRIPTION                         (DEPRECIATION)
     ----------------------------------------------------------------------------------------------------------------------------
     2,330,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 5/19/04
                                                        to pay 0.77% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Inco, Ltd., the notional amount times the
                                                        difference between the par value and the
                                                        then-market of Inco Ltd., 5.625% due 5/15/12.             $(5,815)

     2,330,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 5/19/04
                                                        to pay 0.44% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Commercial Metals Co., the notional
                                                        amount times the difference between the par value
                                                        and the then-market of Commercial Metals Co.,
                                                        5.625% due 11/15/13.                                       $2,398

     1,415,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 4/23/04
                                                        to pay 1.56% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Georgia Pacific Corp., the notional amount
                                                        times the difference between the par value and
                                                        the then-market of Georgia Pacific Corp.,
                                                        8.125% due 5/15/11.                                      $(10,945)

     1,415,000 USD                     6/20/2009        Agreement with Merrill Lynch, dated 4/23/04 to
                                                        pay 0.76% per year times the notional amount.
                                                        The Portfolio receives payment only upon a default
                                                        event by Mead Westvaco Corp., the notional amount
                                                        times the difference between the par value and
                                                        the then-market of Mead Westvaco Corp.,
                                                        6.85% due 4/01/12.                                       $  1,559
                                                                                                                 --------
     Total Net Unrealized Appreciation                                                                           $ 37,100
                                                                                                                 ========

(6)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     See the Schedule of Investments for outstanding delayed delivery transactions.

(7)  SECURITIES LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2004 resulting in $30,662 of security lending income. At June 30, 2004, the Portfolio had $33,191,879 worth of securities on loan.

     See the Schedule of Investments for securities on loan.

(8)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1-2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $2,117 for the Portfolio.

     During the period ended June 30, 2004, the Portfolio had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                              NUMBER OF
                                                                         PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                             TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)       AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST      TIME SERVED            5 YEARS              TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming                Trustee          Trustee since    Chairman of the Board         29              None
c/o Decision Resources, Inc.                      11/3/1986         and Chief Executive
260 Charles Street                                                 Officer, Decision
Waltham, MA 02453                                                  Resources, Inc.
9/30/40

Caleb Loring III                 Trustee          Trustee since    Trustee, Essex Street         29              None
c/o Essex Street Associates                       11/3/1986        Associates (family
P.O. Box  181                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee          Trustee since    William Joseph Maier,         29              None
c/o Harvard University                            9/13/1986        Professor of Political
Cambridge, MA 02138                                                Economy, Harvard
8/5/44                                                             University

John H. Hewitt                   Trustee          Trustee since    Trustee, Mertens              29              None
P.O. Box 2333                                     11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees
                                                                                          NUMBER OF
                                                                     PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                         TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                 POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH              HELD WITH TRUST     TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Patrick J. Sheppard      Trustee, President     Since 2003     Senior Vice President         29              None
Mellon Institutional          and Chief                        and Chief Operating
Asset Management          Executive Officer                    Officer, Mellon Institutional
One Boston Place                                               Asset Management;
Boston, MA 02108                                               formerly Vice President
7/24/65                                                        and Chief Financial Officer,
                                                               Mellon Institutional
                                                               Asset Management

Principal Officers who are Not Trustees

                                                                                                NUMBER OF
                                                                           PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                               TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                   POSITION(S)          AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                HELD WITH TRUST         TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann            Vice President       Since 2003       Senior Vice President         29              None
Mellon Institutional          and Secretary                        and Head of Operations
Asset Management                                                   Mellon Institutional Asset
One Boston Place                                                   Management, formerly
Boston, MA 02108                                                   First Vice President,
2/20/61                                                            Mellon Institutional Asset
                                                                   Management and Mellon
                                                                   Global Investments

Steven M. Anderson           Vice President       Vice President   Vice President and Mutual     29              None
Mellon Institutional          and Treasurer       since 1999;      Funds Controller, Mellon
Asset Management                                  Treasurer since  Institutional Asset
One Boston Place                                  2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice       Since 1996       Vice President and            29              None
Mellon Institutional            President                          Manager, Mutual Funds
Asset Management                                                   Operations, Mellon
One Boston Place                                                   Institutional Asset
Boston, MA 02108                                                   Management
8/19/51

Cara E. Hultgren,            Assistant Vice       Since 2001       Assistant Manager, Mutual     29              None
Mellon Institutional            President                          Fund Operations since
Asset Management                                                   1999; Shareholder
One Boston Place                                                   Representative, Mellon
Boston, MA 02108                                                   Institutional Asset
1/19/71                                                            Management


[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com

                                                                     0923SA0604

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Financial Statements                   STANDISH MELLON
                                       GLOBAL FIXED INCOME FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Global Fixed Income Portfolio ("Portfolio"), at value (Note 1A)                  $ 90,746,825
  Receivable for Fund shares sold                                                                                         341
  Prepaid expenses                                                                                                     13,308
                                                                                                                 ------------
    Total assets                                                                                                   90,760,474

LIABILITIES
  Accrued transfer agent fees (Note 2)                                                                $  2,391
  Accrued expenses and other liabilities                                                                17,281
                                                                                                      --------
    Total liabilities                                                                                                  19,672
                                                                                                                 ------------
NET ASSETS                                                                                                       $ 90,740,802
                                                                                                                 ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                $104,757,770
  Accumulated net realized loss                                                                                   (16,683,814)
  Undistributed net investment loss                                                                                (1,351,238)
  Net unrealized appreciation                                                                                       4,018,084
                                                                                                                 ------------
TOTAL NET ASSETS                                                                                                 $ 90,740,802
                                                                                                                 ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                           4,370,201
                                                                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                $      20.76
                                                                                                                 ============

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                          $  2,599,355
  Expenses allocated from Portfolio                                                                     (327,048)
                                                                                                    ------------
    Net investment income allocated from Portfolio                                                     2,272,307

EXPENSES
  Transfer agent fees (Note 2)                                                   $  3,458
  Registration fees                                                                10,711
  Legal and audit services                                                         15,868
  Trustees' fees and expenses (Note 2)                                                994
  Insurance expense                                                                   760
  Miscellaneous                                                                     5,114
                                                                                 --------
    Total expenses                                                                                        36,905
                                                                                                    ------------
      Net investment income                                                                            2,235,402
                                                                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
    Investment transactions                                                                            8,790,515
  Change in unrealized appreciation (depreciation) allocated from Portfolio                           (9,903,434)
                                                                                                    ------------
    Net realized and unrealized loss on investments                                                   (1,112,919)
                                                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                          $  1,122,483
                                                                                                    ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          PERIOD ENDED
                                                                                          JUNE 30, 2004       YEAR ENDED
                                                                                           (UNAUDITED)     DECEMBER 30, 2003
                                                                                          -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
    Net investment income                                                                 $  2,235,402        $  5,973,675
    Net realized gains                                                                       8,790,515              (1,376)
    Change in net unrealized appreciation                                                   (9,903,434)          3,796,089
                                                                                          ------------        ------------
    Net increase in net assets from investment operations                                    1,122,483           9,768,388
                                                                                          ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                                        --                  --
  Return of capital                                                                                 --                  --
                                                                                          ------------        ------------
  Total distributions to shareholders                                                               --                  --
                                                                                          ------------        ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                           1,941,448          10,566,938
  Value of shares issued to shareholders in payment of distributions declared                       --                  --
  Cost of shares redeemed                                                                  (58,509,047)        (38,731,401)
                                                                                          ------------        ------------
  Net decrease in net assets from Fund share transactions                                  (56,567,599)        (28,164,463)
                                                                                          ------------        ------------
TOTAL DECREASE IN NET ASSETS                                                               (55,445,116)        (18,396,075)

NET ASSETS
  At beginning of period                                                                   146,185,918         164,581,993
                                                                                          ------------        ------------
  At end of period (including distributions in excess
    of net investment income of $1,351,238 and $3,586,640)                                $ 90,740,802        $146,185,918
                                                                                          ============        ============

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             SIX MONTHS ENDED                        YEAR ENDED DECEMBER 31,
                                               JUNE 30, 2004       --------------------------------------------------------------
                                                (UNAUDITED)          2003          2002        2001          2000         1999
                                             ----------------      --------       --------    --------      --------     --------
NET ASSET VALUE, BEGINNING OF THE PERIOD          $ 20.67          $  19.43       $  18.45    $  18.53      $  18.76     $  20.28
                                                  -------          --------       --------    --------      --------     --------
FROM INVESTMENT OPERATIONS:
   Net investment income(*) (1)                      0.42              0.75           0.82        0.84          1.06         1.26
   Net realized and unrealized gain
      (loss) on investments                         (0.33)             0.49           0.44       (0.01)(2)      0.71        (1.38)
                                                  -------          --------       --------    --------      --------     --------
Total from investment operations                     0.09              1.24           1.26        0.83          1.77        (0.12)
                                                  -------          --------       --------    --------      --------     --------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                          --                --          (0.27)      (0.91)        (2.00)       (1.40)
   From tax return of capital                          --                --          (0.01)         --            --           --
                                                  -------          --------       --------    --------      --------     --------
Total distributions to shareholders                    --                --          (0.28)      (0.91)        (2.00)       (1.40)
                                                  -------          --------       --------    --------      --------     --------
NET ASSET VALUE, END OF YEAR                      $ 20.76          $  20.67       $  19.43    $  18.45      $  18.53   $    18.76
                                                  -------          --------       --------    --------      --------     --------
TOTAL RETURN                                         0.44%(3)          6.38%((+))     6.94%       4.51%         9.79%       (0.64)%

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)(*)         0.63%((+)(+)      0.65%          0.60%       0.56%         0.56%        0.54%
   Net Investment Income
      (to average daily net assets)(*)               3.89%((+)(+))     3.74%          4.43%       4.46%         5.59%        6.31%
   Net Assets, End of Year (000's omitted)        $90,741          $146,186       $164,582    $359,358      $373,739     $379,246

-----------------
* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee payable to the Portfolio and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share (1)              N/A          $   0.74            N/A         N/A           N/A          N/A
     Ratios (to average daily net assets):
        Expenses                                      N/A              0.70%           N/A         N/A           N/A          N/A
        Net investment income                         N/A              3.69%           N/A         N/A           N/A          N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 4.50% to 4.46%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)  Calculated based on average shares outstanding,
(2) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values for the Fund.
(3)  Not annualized.
(+) Total return would have been lower in the absence of expense waivers. (+)(+) Computed on an annualized basis using a 366 day calendar year.

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of Standish Mellon Global Fixed Income Portfolio (the "Portfolio"), a subtrust of the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Distributions to shareholders are recorded on ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, options, futures, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards and losses deferred due to wash sales.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                    STANDISH MELLON GLOBAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, to provide transfer agent services to the Fund. Pursuant to this agreement the Fund was charged $2,391 during the period ended June 30, 2004 and $2,391 was owed at June 30, 2004.

     The Portfolio compensates Mellon Bank, N.A. under a administration and accounting services agreement for providing fund administration and fund accounting services for the Portfolio.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2004, aggregated $1,941,448 and $65,926,424, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                          PERIOD ENDED
                                                          JUNE 30, 2004        YEAR ENDED
                                                           (UNAUDITED)     DECEMBER 31, 2003
                                                          -------------    -----------------
     Shares sold                                                91,853            523,070
     Shares issued to shareholders in payment
       of distributions declared                                    --                 --
     Shares redeemed                                        (2,794,028)        (1,921,020)
                                                            ----------         ----------
     Net decrease                                           (2,702,175)        (1,397,950)
                                                            ==========         ==========

     At June 30, 2004, three shareholders of record held approximately 31%, 21% and 19% of the total outstanding shares of the Fund, respectively. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                  PAR        VALUE
SECURITY                                                                 RATE      MATURITY                     VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES--96.1%
ASSET BACKED--2.4%
Household Automotive Trust 2003-1 A2                                    1.300%    9/18/2006         USD       517,107   $  516,858
MBNA Master Credit Card Trust USA 1999-G A                              6.350    12/15/2006                 1,595,000    1,598,278
Whole Auto Loan Trust 2002-1 A2                                         1.880     6/15/2005                    70,814       70,831
                                                                                                                        ----------
Total Asset Backed (Cost $2,244,667)                                                                                     2,185,967
                                                                                                                        ----------
CORPORATE--17.8%
BASIC MATERIALS--0.7%
Alcoa Inc.(*)                                                           4.250     8/15/2007                    85,000       86,240
Freeport-McMoRan Copper & Gold, Inc.(*)                                10.125      2/1/2010                   130,000      143,650
Georgia-Pacific Corp.                                                   8.875      2/1/2010                   115,000      130,238
ICI Wilmington, Inc.                                                    4.375     12/1/2008                   250,000      245,236
                                                                                                                        ----------
                                                                                                                           605,364
                                                                                                                        ----------
COMMUNICATIONS--2.8%
COX Communications, Inc.(*)                                             7.125     10/1/2012                   295,000      323,306
CSC Holdings, Inc.                                                      7.875    12/15/2007                   155,000      161,200
Dex Media West LLC/Dex Media Finance Co.                                8.500     8/15/2010                    70,000       76,300
Dex Media West LLC/Dex Media Finance Co.                                9.875     8/15/2013                    70,000       76,825
Liberty Media Corp.                                                     3.500     9/25/2006                   300,000      299,456
News America Holdings(*)                                                9.250      2/1/2013                   180,000      225,857
RH Donnelley Finance Corp. I 144A                                       8.875    12/15/2010                    50,000       54,875
RH Donnelley Finance Corp. I 144A                                      10.875    12/15/2012                    90,000      104,400
Salem Communications Corp.                                              7.750    12/15/2010                    90,000       91,913
Sprint Capital Corp.                                                    6.900      5/1/2019                   435,000      437,591
Sprint Capital Corp.(*)                                                 8.375     3/15/2012                   420,000      482,718
Univision Communications, Inc.                                          7.850     7/15/2011                   200,000      230,641
                                                                                                                        ----------
                                                                                                                         2,565,082
                                                                                                                        ----------
CONSUMER CYCLICAL--1.2%
Coast Hotels & Casinos, Inc.                                            9.500      4/1/2009                   145,000      152,250
Lear Corp.                                                              8.110     5/15/2009                   150,000      170,857
Mohegan Tribal Gaming Authority                                         6.375     7/15/2009                   100,000      100,250
Mohegan Tribal Gaming Authority                                         8.375      7/1/2011                   155,000      167,400
Office Depot, Inc.                                                      6.250     8/15/2013                   145,000      149,349
Yum! Brands Inc.                                                        8.875     4/15/2011                   310,000      374,085
                                                                                                                        ----------
                                                                                                                         1,114,191
                                                                                                                        ----------
CONSUMER NONCYCLICAL--0.7%
Kroger Co.                                                              8.000     9/15/2029                   185,000      215,048
Wyeth                                                                   5.500      2/1/2014                   455,000      434,759
                                                                                                                        ----------
                                                                                                                           649,807
                                                                                                                        ----------
ENERGY--1.4%
Chesapeake Energy Corp.                                                 8.125      4/1/2011                   100,000      108,000
Halliburton Co.                                                         5.500    10/15/2010                   325,000      328,799
Pemex Project Funding Master Trust(a)                                   2.820     6/15/2010                   155,000      155,698
Salomon Brothers AF for OAO Siberian Oil Co.                           10.750     1/15/2009                   200,000      206,000
Southern Natural Gas Co.(*)                                             8.875     3/15/2010                   100,000      109,250
Transcontinental Gas Pipe Line                                          6.125     1/15/2005                   325,000      329,875
                                                                                                                        ----------
                                                                                                                         1,237,622
                                                                                                                        ----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                     STANDISH MELLON GLOBAL FIXED PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                  PAR        VALUE
SECURITY                                                                 RATE      MATURITY                     VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL--5.1%
Banco Nacional de Desenvolvimento Economic(a)                           9.622%    6/16/2008         USD        85,000   $    86,27
Boston Properties Inc.                                                  5.000     1/15/2013                   370,000      388,049
Chevy Chase Bank FSB                                                    6.875     12/1/2013                   295,000      295,000
EOP Operating LP(*)                                                     6.800     1/15/2009                   255,000      275,990
EOP Operating LP.(*)                                                    7.875     7/15/2031                   155,000      172,984
FleetBoston Financial Corp.                                             7.375     12/1/2009                   210,000      236,797
Ford Motor Credit Co.                                                   6.875      2/1/2006                   395,000      414,314
General Motors Acceptance Corp.                                         6.875     9/15/2011                   410,000      420,372
Glencore Funding LLC 144A                                               6.000     4/15/2014                   455,000      422,031
Jefferies Group, Inc.                                                   5.500     3/15/2016                   110,000      105,236
Morgan Stanley(*)                                                       4.750      4/1/2014                   200,000      184,524
National City Corp.                                                     6.875     5/15/2019                   455,000      499,413
Nordea Bank Finland PLC/New York, NY                                    7.500     1/30/2007                   445,000      481,702
Union Planters Bank NA                                                  5.125     6/15/2007                   455,000      477,057
Wells Fargo & Co.(*)                                                    5.000    11/15/2014                   175,000      169,133
                                                                                                                        ----------
                                                                                                                         4,628,877
                                                                                                                        ----------
INDUSTRIAL--2.0%
Allied Waste North America                                              8.875      4/1/2008                   225,000      246,375
American Standard, Inc.                                                 7.375      2/1/2008                   145,000      156,600
Jefferson Smurfit Corp. US                                              8.250     10/1/2012                    15,000       15,600
Oakmont Asset Trust 144A                                                4.514    12/22/2008                   400,000      391,832
Raytheon Co.                                                            5.500    11/15/2012                   520,000      524,738
Republic Services, Inc.                                                 6.750     8/15/2011                   150,000      164,094
Waste Managemnt, Inc.(*)                                                6.875     5/15/2009                   245,000      269,002
                                                                                                                        ----------
                                                                                                                         1,768,241
                                                                                                                        ----------
UTILITIES--3.9%
AES Corp. 144A                                                          8.750     5/15/2013                   100,000      107,125
AES Corp. 144A                                                         10.000     7/15/2005                    53,270       54,469
First Energy Corp.                                                      5.500    11/15/2006                   445,000      460,363
FirstEnergy Corp.                                                       6.450    11/15/2011                   560,000      580,585
Niagara Mohawk Power Corp.                                              7.750     10/1/2008                   175,000      196,991
Nisource Finance Corporation(*)                                         6.150      3/1/2013                   150,000      155,409
Northern States Power Co.                                               8.000     8/28/2012                   195,000      231,777
Pepco Holdings, Inc.                                                    6.450     8/15/2012                   485,000      502,368
PPL Capital Funding Trust I                                             7.290     5/18/2006                   315,000      330,715
Progress Energy Inc.                                                    7.000    10/30/2031                   230,000      236,690
Public Service Co. of Colorado                                          5.000     10/1/2012                   355,000      419,044
TXU Energy Co.(*)                                                       7.000     3/15/2013                   270,000      294,017
                                                                                                                        ----------
                                                                                                                         3,569,553
                                                                                                                        ----------
Total Corporate (Cost $15,947,244)                                                                                      16,138,737
                                                                                                                        ----------
SOVEREIGN BONDS--2.8%
Republic of Brazil(a)                                                   2.063     4/15/2006                   152,000      149,340
Republic of Brazil                                                      7.309     6/29/2009                   115,000      115,000
Republic of Brazil(a)                                                   2.125     4/15/2012                   188,235      158,588
Republic of Bulgaria                                                    7.500     1/15/2013                    15,000       21,037
Republic of Bulgaria(a)                                                 2.000     7/28/2024                    75,000       74,906

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                  PAR        VALUE
SECURITY                                                                 RATE      MATURITY                     VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS--(CONTINUED)
Republic of Bulgaria 144A                                               8.250%    1/15/2015         USD       120,000   $  139,650
Republic of Colombia(*)                                                10.000     1/23/2012                   145,000      150,075
Republic of El Salvador                                                 8.500     7/25/2011                   160,000      172,800
Republic of El Salvador                                                 8.250     4/10/2032                   145,000      134,488
Republic of Panama                                                      8.875     9/30/2027                   170,000      164,900
Republic of Peru                                                        4.500      3/7/2017                    85,000       68,850
Republic of South Africa                                                6.500      6/2/2014                   160,000      160,800
Republic of Turkey                                                      9.000     6/30/2011                    70,000       70,175
Republic of Turkey                                                     11.500     1/23/2012                   150,000      168,000
Russian Federation                                                     12.750     6/24/2028                    60,000       87,150
Russian Federation                                                      5.000     3/31/2030                   200,000      182,750
Ukraine Government Senior Notes                                        11.000     3/15/2007                   190,403      204,684
United Mexican States                                                   9.875      2/1/2010                   270,000      324,135
                                                                                                                        ----------
Total Sovereign Bonds (Cost $2,639,680)                                                                                  2,547,328
                                                                                                                        ----------
YANKEE BONDS--6.7%
Amvescap Plc                                                            5.900     1/15/2007                   265,000      279,862
Banque Centrale de Tunisie                                              7.375     4/25/2012                   210,000      227,850
British Sky Broadcasting PLC                                            7.300    10/15/2006                   410,000      442,652
British Sky Broadcasting PLC                                            6.875     2/23/2009                   480,000      524,228
Carnival Corp.                                                          3.750    11/15/2007                   265,000      262,003
Deutsche Telekom International Finance BV                               8.000     6/15/2010                   375,000      438,209
Deutsche Telekom International Finance BV                               5.250     7/22/2013                    90,000       87,618
Domtar Inc.(*)                                                          5.375     12/1/2013                   545,000      518,241
French Telecom                                                          9.000      3/1/2011                   205,000      237,558
HBOS PLC 144A                                                           5.375     11/1/2013                   325,000      313,206
Hutchison Whampoa Ltd. 144A                                             5.450    11/24/2010                   585,000      574,195
Inco Ltd.                                                               7.750     5/15/2012                   205,000      233,167
Industrial Bank of Korea 144A                                           4.000     5/19/2014                   175,000      162,885
Petronas Capital Ltd.(*) 144A                                           7.875     5/22/2022                   160,000      176,881
Potash Corp. of Saskatchewan                                            4.875      3/1/2013                   170,000      162,897
Rogers Cable, Inc.                                                      6.250     6/15/2013                    60,000       56,485
Royal Caribbean Cruises Ltd.                                            8.250      4/1/2005                   100,000      103,500
Teck Cominco Ltd.                                                       7.000     9/15/2012                   340,000      363,593
Telecom Italia Capital SA(*) 144A                                       4.000    11/15/2008                   560,000      550,113
Telus Corp.                                                             8.000      6/1/2011                   335,000      380,748
                                                                                                                        ----------
Total Yankee Bonds (Cost $6,093,675)                                                                                     6,095,891
                                                                                                                        ----------
U.S. GOVERNMENT AGENCY--1.5%
PASS THRU SECURITIES--1.5%
FNMA                                                                    5.500      1/1/2034                   590,732      589,612
FNMA (TBA)(#)                                                           6.500      7/1/2019                   760,000      791,113
                                                                                                                        ----------
Total U.S. Government Agency (Cost $1,385,913)                                                                           1,380,725
                                                                                                                        ----------
U.S. TREASURY OBLIGATIONS--10.3%
TREASURY BONDS--7.5%
United States Treasury Bond                                             3.250     8/15/2008                 6,365,000   $6,286,182
United States Treasury Bond                                             6.250     5/15/2030                   480,000      537,431
                                                                                                                        ----------
                                                                                                                         6,823,613
                                                                                                                        ----------

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                 PAR       VALUE
SECURITY                                                                RATE      MATURITY                      VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
TREASURY NOTES--2.8%
United States Treasury Note(*)                                         5.000%     2/15/2011         USD     2,385,000   $2,496,425
                                                                                                                        ----------
Total U.S. Treasury Obligations (Cost $9,391,651)                                                                        9,320,038
                                                                                                                        ----------
FOREIGN DENOMINATED--54.6%
AUSTRALIA--5.3%
Australian Government Bond                                              7.500     9/15/2009         AUD     4,630,000    3,481,050
Australian Government Bond                                              6.500     5/15/2013                 1,775,000    1,287,818
                                                                                                                        ----------
                                                                                                                         4,768,868
                                                                                                                        ----------
CANADA--0.5%
Canadian Pacific Railway Ltd. 144A                                      4.900     6/15/2010         CAD       620,000      459,545
                                                                                                                        ----------
DENMARK--0.9%
Realkredit Danmark A/S                                                  4.000      1/1/2006         DKK     5,140,000      858,184
                                                                                                                        ----------
EURO--41.0%
Allied Domecq Financial Services PLC                                    5.875     6/12/2009         EUR       145,000      188,847
Autostrade SpA(a)                                                       2.552      6/9/2011                   300,000      364,844
Bank of America Corp.                                                   4.625     2/18/2014                   210,000      253,253
Barclays Bank PLC                                                       7.500    12/15/2010                    65,000       92,264
Bertelsmann US Finance, Inc.                                            4.625      6/3/2010                   195,000      239,835
Bundesobligation                                                        5.000     5/20/2005                 1,105,000    1,377,112
Bundesobligation                                                        5.000     8/19/2005                   610,000      764,366
Bundesobligation                                                        3.500    10/10/2008                 1,735,000    2,116,668
Buoni del Tesoro Poliennali                                             2.150     9/15/2014                   495,000      601,613
Citigroup, Inc.(a)                                                      2.237      6/3/2011                   370,000      449,098
Deutsche Bundesrepublik                                                 5.250      1/4/2011                   125,000      163,910
Deutsche Bundesrepublik                                                 5.000      7/4/2011                 1,365,000    1,764,985
Deutsche Bundesrepublik                                                 4.500      1/4/2013                 1,195,000    1,487,822
Deutsche Bundesrepublik                                                 4.000      1/4/2028                   950,000    1,177,260
Deutsche Bundesrepublik                                                 5.625      1/4/2028                   100,000      133,888
Deutsche Telekom International Finance BV                               8.125     5/29/2012                   225,000      333,225
FBG Treasury Europe                                                     5.750     3/17/2005                   295,000      366,969
FCE Bank PLC(a)                                                         2.522     6/28/2006                   260,000      314,740
France Government                                                       3.150     7/25/2032                 1,666,212    2,342,739
France Telecom                                                          7.250     1/28/2013                   300,000      422,237
French Treasury Note                                                    5.000     1/12/2006                 2,720,000    3,434,109
GE Capital European Funding(a)                                          2.198      5/4/2011                   370,000      449,264
General Motors Acceptance Corp.(a)                                      3.710      7/5/2005                   255,000      315,009
HBOS PLC (a)                                                            6.050    11/23/2049                   290,000      381,606
Hellenic Republic                                                       4.500     5/20/2014                 1,175,000    1,430,793
Hilton Group Finance PLC                                                6.500     7/17/2009                   225,000      299,737
HJ Heinz BV                                                             5.125     4/10/2006                   100,000      126,209
Honeywell Holding BV                                                    5.250    12/20/2006                   135,000      170,400
Household Finance Corp.                                                 6.500      5/5/2009                   300,000      405,130
International Paper Co.                                                 5.375     8/11/2006                   135,000      171,059
Italy Buoni Poliennali Del Tesoro                                       4.500      3/1/2007                 2,155,000    2,724,760
Kappa Beheer BV                                                        10.625     7/15/2009                   135,000      173,545
KFW Group                                                               3.500     4/17/2009                   435,000      527,123

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                  PAR        VALUE
SECURITY                                                                 RATE      MATURITY                     VALUE    (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
EURO--(CONTINUED)
Lear Corp.                                                             8.125%      4/1/2008         EUR       205,000  $     284,93
Linde Finance BV                                                        6.000     7/29/2049                   215,000      272,430
MBNA Master Credit Card Trust USA 144A                                  4.375     8/19/2004                 1,100,000    1,343,567
Nalco Co. 144A                                                          7.750    11/15/2011                   100,000      125,506
National Westminster Bank PLC                                           6.625     10/5/2009                    70,000       94,436
Netherlands Government Bond                                             5.500     7/15/2010                 2,370,000    3,140,378
NGG Finance PLC                                                         5.250     8/23/2006                   190,000      241,056
Nordea Bank Sweden AB 144A                                              6.000    12/13/2010                   140,000      177,933
Parker Hannifin Corp.                                                   6.250    11/21/2005                    75,000       95,492
Pemex Project Funding Master Trust 144A                                 6.625      4/4/2010                   180,000      230,626
Sara Lee Corp.                                                          6.125     7/27/2007                   125,000      163,746
Spain Government Bond                                                   4.250    10/31/2007                 1,760,000    2,213,456
Svenska Handelsbanken                                                   5.500      3/7/2011                   100,000      126,835
Teksid Aluminum SpA                                                    11.375     7/15/2011                    70,000       73,004
Telefonica Europe BV                                                    5.125     2/14/2013                   195,000      243,820
Telenet Communications NV 144A                                          9.000    12/15/2013                   275,000      333,412
ThyssenKrupp Finance Nederland BV                                       7.000     3/19/2009                   160,000      213,852
Transco PLC                                                             5.250     5/23/2006                   245,000      310,304
Tyco International Group SA                                             5.500    11/19/2008                   695,000      890,259
Valentia Telecommunications Ltd                                         7.250     8/15/2013                   230,000      290,064
Veolia Environnement                                                    5.875     6/27/2008                   185,000      241,644
West LB Covered Bank PLC 144A                                           4.000     3/25/2014                   450,000      526,842
                                                                                                                        ----------
                                                                                                                        37,198,019
                                                                                                                        ----------
TURKEY--0.3%
Turkey Government Bond(b)                                               0.000     8/24/2005         TRL       300,000      268,182
                                                                                                                        ----------
SINGAPORE--2.7%
Singapore Government                                                    5.625      7/1/2008         SGD     3,780,000    2,482,892
                                                                                                                        ----------
SOUTH AFRICA--0.1%
Repubic of South Africa                                                 5.250     5/16/2013         ZAR       110,000      130,349
                                                                                                                        ----------
UNITED KINGDOM--2.4%
Inco                                                                   15.750     7/15/2006         GBP       200,000      406,363
United Kingdom Gilt                                                     4.000      3/7/2009                 1,025,000    1,782,240
                                                                                                                        ----------
                                                                                                                         2,188,603
                                                                                                                        ----------
UNITED STATES--1.4%
Philip Morris Capital Corp.                                             4.000     5/31/2006         CHF     1,530,000    1,229,819
                                                                                                                        ----------
Total Foreign Denominated (Cost $45,101,522)                                                                            49,584,461
                                                                                                                        ----------
TOTAL BONDS AND NOTES (Cost $82,804,352)                                                                                87,253,147
                                                                                                                        ----------

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                            VALUE
SECURITY                                                                 RATE                                           (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS--0.2%                                                                                 CONTRACT SIZE
                                                                                                        -------------
USD Put/JPY Call, Strike Price 105, 7/6/04 (USD)                                                          2,930,000    $        --
USD Put/EUR Call, Strike Price 1.30, 7/9/04 (USD)                                                         2,780,000            278
USD Put/CAD Call, Strike Price 1.26, 7/13/04 (USD)                                                        3,250,000             --
USD Put/AUD Call, Strike Price .7825, 7/23/04 (USD)                                                         250,000             --
USD Put/JPY Call, Strike Price 105, 9/28/04 (USD)                                                         2,180,000         27,470
USD Put/ Eur Call, Strike Price 1.25, 11/18/04 (USD)                                                      4,390,000         63,655
USD Put/CAD Call, Strike Price 1.34, 11/29/04 (USD)                                                       1,760,000         38,720
USD Put/ Eur Call, Strike Price 1.27, 11/29/04 (USD)                                                      1,760,000         19,360
                                                                                                                       -----------
TOTAL PURCHASED OPTIONS (Cost $397,377)                                                                                    149,483
                                                                                                                       -----------
SHORT TERM INVESTMENTS--0.5%

INVESTMENT COMPANIES--0.5%                                                                                 PAR VALUE
                                                                                                           ---------
Dreyfus Institutional Preferred Plus ((+)(+))                          1.000%                     USD       432,077        432,077
                                                                                                                       -----------
TOTAL SHORT TERM INVESTMENTS--(Cost $432,077)                                                                              432,077
                                                                                                                       -----------
INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED--14.4%
INVESTMENT COMPANIES--14.4%
Dreyfus Cash Management Plus Fund((+)(+)) (Cost $13,063,753)           1.000%                            13,063,753     13,063,753
                                                                                                                       -----------
TOTAL INVESTMENTS--111.2% (COST $96,697,559)                                                                           100,898,460
LIABILITIES IN EXCESS OF OTHER ASSETS--(11.2)%                                                                         (10,151,635)
                                                                                                                       -----------
NET ASSETS--100.0%                                                                                                     $90,746,825
                                                                                                                       -----------

----------
NOTES TO SCHEDULE OF INVESTMENTS:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD--Australian Dollar
CAD--Canadian Dollar
CHF--Swiss Francs
DKK--Danish Krone
EUR--Euro
FLIRB--Front Loaded Interest Reduction Bond
GBP--British Pound
SGD--Singapore Dollar
TRL--Turkish Lira
ZAR--South African Rond
(a)     Variable Rate Security; rate indicated is as if 6/30/2004.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
*       Security, or a portion of thereof, was on loan at June 30, 2004.
(+)     Denotes all or part of security segregated as collateral.
(+)(+) Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PERCENTAGE
                                                                  OF NET
INDUSTRY SECTOR                                                   ASSETS
--------------------------------------------------------------------------------
Foreign Government                                                40.7%
Short Term Investments                                            14.9%
Financial                                                         12.7%
U.S. Government                                                   10.3%
Communications                                                     7.6%
Asset Backed                                                       5.4%
Utilities                                                          4.7%
Industrial                                                         4.2%
Consumer Noncyclical                                               3.4%
Basic Materials                                                    3.2%
Consumer Cyclical                                                  2.3%
Energy                                                             1.8%
                                                                 -----
                                                                 111.2%

                                                                PERCENTAGE
                                                                  OF NET
TOP TEN COUNTRIES                                                 ASSETS
--------------------------------------------------------------------------------
United States                                                     52.5%
Germany                                                           10.7%
France                                                             7.4%
Netherlands                                                        6.1%
United Kingdom                                                     5.9%
Australia                                                          5.4%
Italy                                                              4.1%
Singapore                                                          2.7%
Spain                                                              2.4%
Canada                                                             2.4%

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                 STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

          STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (Note 1A) (including securities on loan, valued at $12,382,704 (Note 6))
    Unaffiliated issuers, at value (cost $83,201,729)                                                                   $ 87,402,630
    Affiliated issuers, at value (cost $13,495,830) (Note 1H)                                                             13,495,830
 Cash                                                                                                                         49,183
 Foreign currency (identified cost $748,517)                                                                                 753,208
 Receivable for investments sold                                                                                           3,570,880
 Interest and dividends receivable                                                                                         1,696,748
 Unrealized appreciation on forward currency exchange contracts                                                               51,941
 Prepaid expenses                                                                                                              8,489
                                                                                                                         -----------
      Total assets                                                                                                       107,028,909

LIABILITIES
 Liability for securities on loan (Note 6)                                                           $13,063,753
 Payable for securities purchased                                                                      2,771,221
 Options written, at value (Note 5) (premiums received $99,031)                                           38,336
 Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                         335,080
 Accrued custody, accounting and administration fees (Note 2)                                             14,221
 Accrued trustee fees and expenses (Note 2)                                                                6,777
 Accrued expenses and other liabilities                                                                   52,696
                                                                                                     ___________
      Total liabilities                                                                                                   16,282,084
                                                                                                                        ------------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                               $ 90,746,825
                                                                                                                        ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

     STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
 Interest income (including foreign withholding tax of $13,051) (including
    securities lending income of $5,182 (Note 6))                                                             $  2,599,355

EXPENSES
 Investment advisory fee (Note 2)                                                         $   231,869
 Accounting and custody fees (Note 2)                                                          51,950
 Legal and audit fees                                                                          23,354
 Trustees' fees and expenses (Note 2)                                                          12,520
 Insurance expense                                                                              6,822
 Miscellaneous                                                                                    533
                                                                                          -----------
    Total expenses                                                                                                 327,048
                                                                                                              ------------
      Net investment income                                                                                      2,272,307

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                        1,524,970
    Foreign currency and forward foreign currency exchange contracts                        6,992,114
    Option transactions                                                                       273,431
                                                                                          -----------
      Net realized gain                                                                                          8,790,515

 Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                                        (9,903,434)
                                                                                          -----------
    Change in net unrealized appreciation (depreciation)                                                       (9,903,434)
                                                                                                              ------------
      Net realized and unrealized loss                                                                         (1,112,919)
                                                                                                              ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                    $  1,159,388
                                                                                                              ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         PERIOD ENDED
                                                                                         JUNE 30, 2004         YEAR ENDED
                                                                                          (UNAUDITED)       DECEMBER 30, 2003
                                                                                         -------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS
  Net investment income                                                                   $  2,272,307        $  5,997,419
  Net realized gains (loss)                                                                  8,790,515              (1,377)
  Change in net unrealized appreciation (depreciation)                                      (9,903,434)          3,796,094
                                                                                          ------------        -------------
  Net increase in net assets from investment operations                                      1,159,388           9,792,136
                                                                                          ------------        -------------
CAPITAL TRANSACTIONS
  Contributions                                                                              1,941,448          10,566,938
  Withdrawals                                                                              (65,926,424)        (31,376,618)
                                                                                          ------------        -------------
  Net decrease in net assets from capital transactions                                     (63,984,976)        (20,809,680)
                                                                                          ------------        -------------
TOTAL DECREASE IN NET ASSETS                                                               (62,825,588)        (11,017,544)
NET ASSETS
  At beginning of period                                                                   153,572,413         164,589,957
                                                                                          ------------        -------------
  At end of period                                                                        $ 90,746,825        $153,572,413
                                                                                          ============        ============

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS ENDED                         YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 1998     -----------------------------------------------------------
                                                   (UNAUDITED)        2003         2002        2001(a)       2000         1999
                                                ----------------    --------     --------     --------     --------     -------
TOTAL RETURN((+))                                  0.44%(b)             6.40%        6.98%        4.54%        9.82%      (0.62)%

RATIOS:
   Expenses (to average daily net assets)          0.57%((+)(+))        0.63%        0.56%        0.53%        0.53%        0.52%
   Net Investment Income
     (to average daily net assets)                 3.94%((+)(+))        3.75%        4.47%        4.49%        5.61%        6.33%
   Portfolio Turnover                                81%(b)              222%         205%         251%         236%         172%
   Net Assets, End of Year (000's omitted)      $90,747             $153,572     $164,590     $364,068     $375,348     $379,604

------------
(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 4.53% to 4.49%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(b)    Not annualized.
(+) Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements.
(+)(+) Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Global Fixed Income Portfolio (the "Portfolio") is a separate non-diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. and non-U.S. dollar denominated fixed income securities of U.S. and foreign governments and companies located in the U.S. and various countries, including emerging markets.

     At June 30, 2004 there was one fund, Standish Mellon Global Fixed Income Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2004 was approximately 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually required or paid.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Portfolio's average daily net assets.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $51,950 during the period ended June 30, 2004 and was owed $14,221 as of June 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term investments, for the period ended June 30, 2004 were as follows:

                                                     PURCHASES        SALES
                                                    -----------    -------------
     U.S. Government Securities                     $21,830,765    $  14,712,429
                                                    ===========    =============
     Investments (non-U.S.Government Securities)    $70,752,507    $ 125,277,067
                                                    ===========    =============

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal tax basis, were as follows:

     Aggregate Cost                                                $  82,839,051
                                                                   =============
     Gross unrealized appreciation                                     5,397,118
     Gross unrealized depreciation                                    (1,192,216)
                                                                   -------------
     Net unrealized appreciation                                   $   4,204,902
                                                                   =============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     A summary of the written currency options for the period ended June 30, 2004 is as follows:

                                                        NUMBER OF
     WRITTEN CURRENCY OPTION TRANSACTIONS               CONTRACTS     PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period                       3        $ 69,112
     Options written                                       10         178,589
     Options expired                                       (3)        (52,541)
     Options closed                                        (4)        (96,129)
                                                          ---        --------
     Outstanding, end of period                             6        $ 99,031
                                                          ===        ========

     At June 30, 2004, the Portfolio held the following written currency option contracts:

                                                        NUMBER OF
     SECURITY                                           CONTRACTS       VALUE
     ---------------------------------------------------------------------------
     USD PUT EUR CALL, Strike Price 1.37, 7/09/04           1               --
     USD PUT AUD CALL, Strike Price 0.82, 7/23/04           1               --
     USD PUT JPY CALL, Strike Price 100, 9/28/04            1          $ 9,152
     USD PUT EUR CALL, Strike Price 1.32, 11/18/04          1           14,048
     USD PUT EUR CALL, Strike Price 1.27, 11/29/04          1            9,856
     USD PUT EUR CALL, Strike Price 1.34, 11/29/04          1            5,280
                                                                       -------
     Total (premiums received $99,031)                                 $38,336
                                                                       =======

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2004, the Portfolio held the following forward foreign currency exchange contracts:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                        LOCAL PRINCIPAL     CONTRACT                       AGGREGATE        UNREALIZED
        CONTRACTS TO RECEIVE                AMOUNT         VALUE DATE         VALUE       FACE AMOUNT       GAIN/(LOSS)
        ---------------------------------------------------------------------------------------------------------------
        Euro                                  120,000       9/15/2004      $  146,034      $  144,911       $    1,123
        British Pound Sterling                991,491        7/1/2004       1,802,268       1,803,523           (1,255)
        Swedish Krona                      22,500,000       9/15/2004       2,989,276       2,993,613           (4,337)
                                                                           ----------      -----------      ----------
        TOTAL                                                              $4,937,578      $4,942,047       $   (4,469)
                                                                           ==========      ==========       ==========

MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO STANDISH MELLON GLOBAL FIXED INCOME
                                   PORTFOLIO

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                        LOCAL PRINCIPAL     CONTRACT                        AGGREGATE         UNREALIZED
        CONTRACTS TO DELIVER                AMOUNT         VALUE DATE        VALUE         FACE AMOUNT        GAIN/(LOSS)
        ----------------------------------------------------------------------------------------------------------------------------
        Australian Dollar                  6,960,000        9/15/2004      4,806,334        4,844,820         $  38,486
        Canadian Dollar                      620,000        9/15/2004        464,073          457,227            (6,846)
        Swiss Franc                        1,610,000        9/15/2004      1,290,755        1,288,000            (2,755)
        Danish Krone                       9,820,000        9/15/2004      1,608,309        1,593,638           (14,671)
        Euro                              31,258,000        9/15/2004     38,039,516       37,764,798          (274,718)
        British Pound Sterling             1,000,000        9/15/2004      1,805,121        1,806,950             1,829
        Swedish Krona                     24,818,500         7/1/2004      3,301,359        3,306,047             4,688
        Swedish Krona                     22,500,000        9/15/2004      2,989,276        2,967,359           (21,917)
        Singapore Dollar                   4,320,000        9/15/2004      2,519,024        2,524,839             5,815
                                                                         -----------      -----------         ---------
        Total                                                            $56,823,767      $56,553,678         $(270,089)
                                                                         ===========      ===========         =========

     FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                                               IN                            CONTRACT         UNREALIZED
        CONTRACTS TO DELIVER             MARKET VALUE     EXHANCGE FOR       VALUE          VALUE DATE          (LOSS)
        ----------------------------------------------------------------------------------------------------------------------------
        Euro                             $ 1,655,264     Swedish Krona   $ 1,646,683         9/2/2004         $  (8,581)
                                         -----------                     -----------                          ---------

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2004, the Portfolio held no financial futures contracts.

     SWAP AGREEMENTS

     The Portfolio may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2004, the Portfolio held no open swap contracts.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2004 resulting in $5,182 of security lending income. At June 30, 2004, the Portfolio had $12,382,704 worth of securities on loan.

     See the Schedule of Investments for securities out on loan.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                  STANDISH MELLON GLOBAL FIXED INCOME PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     See the Schedule of Investments for outstanding delayed delivery transactions.

8)   LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $428 for the Portfolio.

     During the period ended June 30, 2004, the Portfolio had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                                   NUMBER OF
                                                                        PRINCIPAL                PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)              FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST                OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS                    TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since    Chairman of the Board                 29              None
c/o Decision Resources, Inc.                    11/3/1986         and Chief Executive
260 Charles Street                                               Officer, Decision
Waltham, MA 02453                                                Resources, Inc.
9/30/40

Caleb Loring III                 Trustee        Trustee since    Trustee, Essex Street                 29              None
c/o Essex Street Associates                     11/3/1986        Associates (family
P.O. Box  181                                                    investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee        Trustee since    William Joseph Maier,                 29              None
c/o Harvard University                          9/13/1986        Professor of Political
Cambridge, MA 02138                                              Economy, Harvard
8/5/44                                                           University

John H. Hewitt                   Trustee        Trustee since    Trustee, Mertens                      29              None
P.O. Box 2333                                   11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                                   NUMBER OF
                                                                        PRINCIPAL                PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)              FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST                OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS                    OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard        Trustee, President      Since 2003     Senior Vice President               29              None
Mellon Institutional            and Chief                         and Chief Operating
Asset Management            Executive Officer                     Officer, Mellon Institutional
One Boston Place                                                  Asset Management;
Boston, MA 02108                                                  formerly Vice President
7/24/65                                                           and Chief Financial Officer,
                                                                  Mellon Institutional
                                                                  Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)            FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST              OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS                  OFFICER          OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann            Vice President      Since 2003       Senior Vice President              29              None
Mellon Institutional          and Secretary                       and Head of Operations
Asset Management                                                  Mellon Institutional Asset
One Boston Place                                                  Management, formerly
Boston, MA 02108                                                  First Vice President,
2/20/61                                                           Mellon Institutional Asset
                                                                  Management and Mellon
                                                                  Global Investments

Steven M. Anderson           Vice President      Vice President   Vice President and Mutual          29              None
Mellon Institutional          and Treasurer      since 1999;      Funds Controller, Mellon
Asset Management                                 Treasurer since  Institutional Asset
One Boston Place                                 2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice      Since 1996       Vice President and                 29              None
Mellon Institutional            President                         Manager, Mutual Funds
Asset Management                                                  Operations, Mellon
One Boston Place                                                  Institutional Asset
Boston, MA 02108                                                  Management
8/19/51

Cara E. Hultgren,            Assistant Vice      Since 2001       Assistant Manager, Mutual          29              None
Mellon Institutional            President                         Fund Operations since
Asset Management                                                  1999; Shareholder
One Boston Place                                                  Representative, Mellon
Boston, MA 02108                                                  Institutional Asset
1/19/71                                                           Management

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com

                                                                      0934SA0604

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Financial Statements                   STANDISH MELLON
                                       HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon High Yield Bond Portfolio ("Portfolio"), at value (Note 1A)                        $57,198,033
  Receivable for Fund shares sold                                                                                           73
  Prepaid expenses                                                                                                      13,482
                                                                                                                   -----------
    Total assets                                                                                                    57,211,588

LIABILITIES
  Payable for Fund shares redeemed                                                                 $392,016
  Accrued transfer agent fees (Note 2)                                                                1,609
  Accrued expenses and other liabilities                                                              3,157
                                                                                                   --------
    Total liabilities                                                                                                  396,782
                                                                                                                   -----------
NET ASSETS                                                                                                         $56,814,806
                                                                                                                   ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $66,642,340
  Accumulated net realized loss                                                                                    (10,660,244)
  Undistributed net investment income                                                                                  127,946
  Net unrealized appreciation                                                                                          704,764
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $56,814,806
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            3,598,587
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     15.79
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                $2,204,226
  Dividend income allocated from Portfolio                                                     8,530
  Expenses allocated from Portfolio                                                         (139,331)
                                                                                          ----------
    Net investment income allocated from Portfolio                                         2,073,425

EXPENSES
  Transfer agent fees (Note 2)                                            $ 3,419
  Registration fees                                                         9,448
  Legal and audit services                                                 11,737
  Trustees' fees and expenses (Note 2)                                        994
  Insurance expense                                                           480
  Miscellaneous                                                             6,213
                                                                          -------
    Total expenses                                                         32,291

DEDUCT:
  Reimbursement of Fund operating expenses (Note 2)                       (32,291)
                                                                          -------
  Net expenses                                                                                    --
                                                                                          ----------
  Net investment income                                                                    2,073,425
                                                                                          ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss) allocated from Portfolio on:
  Investment transactions                                                                  1,009,811

  Change in unrealized appreciation
    (depreciation) allocated from Portfolio                                               (2,830,243)
                                                                                          ----------
      Net realized and unrealized loss on investments                                     (1,820,432)
                                                                                          ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                $  252,993
                                                                                          ==========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         PERIOD ENDED
                                                                                         JUNE 30, 2004        YEAR ENDED
                                                                                          (UNAUDITED)     DECEMBER 30, 2003
                                                                                         -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                                   $ 2,073,425        $ 4,069,056
  Net realized gains                                                                        1,009,811          1,480,913
  Change in net unrealized appreciation                                                    (2,830,243)         4,617,621
                                                                                          -----------        -----------
  Net increase in net assets from investment operations                                       252,993         10,167,590
                                                                                          -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                               (1,775,827)        (4,091,517)
                                                                                          -----------        -----------
  Total distributions to shareholders                                                      (1,775,827)        (4,091,517)
                                                                                          -----------        -----------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                          5,173,783         13,539,738
  Value of shares issued to shareholders in payment of distributions declared               1,609,719          3,716,831
  Cost of shares redeemed                                                                  (5,481,936)       (10,355,582)
                                                                                          -----------        -----------
  Net increase in net assets from Fund share transactions                                   1,301,566          6,900,987
                                                                                          -----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                     (221,268)         12,977,060
NET ASSETS
  At beginning of period                                                                   57,036,074         44,059,014
                                                                                          -----------        -----------
  At end of period (including undistributed net investment income of
    $127,946 and distributions in excess of net investment income of $169,652)            $56,814,806        $57,036,074
                                                                                          ===========        ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    PERIOD ENDED                       YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2004            -------------------------------------------------------
                                                     (UNAUDITED)              2003        2002      2001(a)      2000        1999
                                                   -------------            -------     -------     -------     -------     -------
Net Asset Value, Beginning of Period                   $ 16.19              $ 14.34     $ 14.88     $ 15.88     $ 17.39     $ 19.02
                                                       -------              -------     -------     -------     -------     -------
From Investment Operations:
   Net investment income* (1)                             0.59                 1.21        1.26        1.40        1.64        1.84
   Net realized and unrealized gains
         (loss) on investments                           (0.49)                1.85       (0.59)      (1.18)      (1.19)      (1.45)
                                                       -------              -------     -------     -------     -------     -------
Total from investment operations                          0.10                 3.06        0.67        0.22        0.45        0.39
                                                       -------              -------     -------     -------     -------     -------
Less Distributions to Shareholders:
   From net investment income                            (0.50)               (1.21)      (1.21)      (1.21)      (1.93)      (2.00)
   From net realized gains on investments                   --                   --          --       (0.01)      (0.03)      (0.02)
                                                       -------              -------     -------     -------     -------     -------
Total distributions to shareholders                      (0.50)               (1.21)      (1.21)      (1.22)      (1.96)      (2.02)
                                                       -------              -------     -------     -------     -------     -------
Net Asset Value, End of Year                           $ 15.79              $ 16.19     $ 14.34     $ 14.88     $ 15.88     $ 17.39
                                                       =======              =======     =======     =======     =======     =======
Total Return+                                             0.67%++             21.76%       4.70%       1.52%       2.84%       2.20%
Ratios/Supplemental data:
   Expenses (to average daily net assets)*(2)             0.49%+++             0.50%       0.50%       0.50%       0.37%       0.00%
   Net Investment Income
     (to average daily net assets)*                       7.34%+++             7.79%       8.68%       8.86%      10.41%       9.87%
   Net Assets, End of Period (000's omitted)           $56,815              $57,036     $44,059     $46,302     $31,807     $31,138

--------------

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Net investment income per share(1)                  $  0.56              $  1.13     $  1.21     $  1.33     $  1.64     $  1.64
   Ratios (to average daily net assets):
   Expenses                                               0.82%+++             1.00%       1.01%       0.97%       1.11%       1.08%
   Net investment income                                  7.01%+++             7.29%       8.17%       8.39%       9.67%       8.79%

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05 and decrease the ratio of net investment income to average net assets from 9.20% to 8.86%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1)        Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Standish Mellon High Yield Bond Portfolio's allocated expenses.
(+)        Total return would have been lower in the absence of expense waivers.
(+)(+)     Not annualized.
(+)(+)(+)  Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON HIGH YIELD BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Fund (the Fund) is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consisting primarily of a high level of income. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon High Yield Bond Portfolio (the Portfolio), a subtrust of the Mellon Institutional Funds Master Portfolio ( the Portfolio Trust), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually, as will dividends from net investment income. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, amortization and/or accretion of premiums and discounts on certain securities, non-taxable dividends, capital loss carryforwards, post-October losses, losses deferred due to wash sales and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                      STANDISH MELLON HIGH YIELD BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENT AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC (Standish Mellon), or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon, a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and it's pro rata share of the Portfolio expenses (excluding commissions, taxes and extraordinary expenses) to 0.50% of the Fund's average daily net assets. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily reimbursed the Fund for $32,291 of its operating expenses.

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus which is an affiliate of Standish Mellon, to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $1,775 during the period ended June 30, 2004 and $1,609 was owed at June 30, 2004.

     The Portfolio compensates Mellon Bank, N.A. under a administration and accounting services agreement for providing fund administration and fund accounting services for the Portfolio.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, disclosed in the Fund's prospectus, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended June 30, 2004, the Fund did receive any redemption fees.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the year ended June 30, 2004 aggregated $6,780,854 and $6,914,377, respectively.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                       STANDISH MELLON HIGH YIELD BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                       PERIOD ENDED
                                                                       JUNE 30, 2004         YEAR ENDED
                                                                        (UNAUDITED)       DECEMBER 31, 2003
                                                                       -------------      -----------------
     Shares sold                                                           324,006             883,066
     Shares issued to shareholders in payment
          of distributions declared                                        100,786             235,981
        Shares redeemed                                                   (348,707)           (668,446)
                                                                          --------            --------
        Net increase                                                        76,085             450,601
                                                                          ========            ========

     At June 30, 2004, two shareholders of record held approximately 60% and 13% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR          VALUE
SECURITY                                                                RATE        MATURITY                   VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES -- 91.4%
CONVERTIBLE CORPORATE BONDS -- 0.3%
Centerpoint Energy, Inc. 144A CVT                                        2.875%      1/15/24         USD       75,000  $    79,313
Royal Caribbean Cruises Step Up Notes CVT (a)                            0.000       5/18/21                   50,000       35,000
Xcel Energy, Inc. 144A CVT                                               7.500      11/21/07                   40,000       59,650
                                                                                                                       -----------
Total Convertible Corporate Bonds (Cost $138,845)                                                                          173,963
                                                                                                                       -----------
CORPORATE -- 77.4%
BASIC MATERIALS -- 7.3%
Airgas, Inc. 144A                                                        6.250       7/15/14                   35,000       33,513
Boise Cascade Corp.                                                      6.500       11/1/10                  110,000      111,925
Earle M Jorgenson Co.                                                    9.750        6/1/12                  100,000      109,500
Earle M Jorgenson Co.                                                   10.125        9/1/08                  140,000      153,300
Equistar Chemicals LP/Equistar Funding Corp.*                           10.625        5/1/11                  160,000      177,600
Freeport-McMoRan Copper & Gold, Inc.*                                   10.125        2/1/10                  175,000      193,375
Freeport-McMoRan Copper & Gold, Inc.                                     6.875        2/1/14                  115,000      105,225
Georgia Pacific Corp. 144A                                               8.000       1/15/24                  230,000      230,000
Georgia-Pacific Corp.                                                    7.375       7/15/08                  440,000      468,600
Georgia-Pacific Corp.                                                    8.875        2/1/10                  460,000      520,950
International Steel Group, Inc. 144A                                     6.500       4/15/14                  225,000      210,938
Kansas City Southern Railway                                             7.500       6/15/09                  250,000      250,000
Lyondell Chemical Co.*                                                   9.625        5/1/07                  310,000      323,950
Nalco Co. 144A                                                           8.875      11/15/13                  500,000      523,750
Steel Dynamics, Inc.*                                                    9.500       3/15/09                  325,000      359,125
United States Steel Corp.                                                9.750       5/15/10                  109,000      120,718
Westlake Chemical Corp.                                                  8.750       7/15/11                  235,000      254,975
                                                                                                                       -----------
                                                                                                                         4,147,444
                                                                                                                       -----------
COMMUNICATIONS--12.9%
ACC Escrow Corp.                                                        10.000        8/1/11                   70,000       60,375
American Media Operation, Inc.                                          10.250        5/1/09                  135,000      140,063
American Tower Corp.*                                                    9.375        2/1/09                  160,000      170,800
Block Communications, Inc.                                               9.250       4/15/09                  400,000      420,000
Cablevision Systems Corp. 144A (b)                                       5.670        4/1/09                  325,000      333,125
CBD Media, Inc.                                                          8.625        6/1/11                  350,000      368,375
Crown Castle International Corp.*                                        7.500       12/1/13                  140,000      139,300
CSC Holdings, Inc.                                                       8.125       8/15/09                  200,000      208,000
Dex Media West LLC/Dex Media Finance Co.                                 8.500       8/15/10                   80,000       87,200
Dex Media West LLC/Dex Media Finance Co.                                 9.875       8/15/13                   80,000       87,800
Dex Media, Inc. 144*                                                     8.000      11/15/13                   90,000       86,400
DirecTV Holdings LLC                                                     8.375       3/15/13                  275,000      304,219
Dobson Communications Corp.*                                             8.875       10/1/13                  160,000      121,600
Echostar DBS Corp.                                                       5.750       10/1/08                  649,000      640,076


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR          VALUE
SECURITY                                                                 RATE      MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS (CONTINUED)
Echostar DBS Corp.                                                       9.125%      1/15/09         USD      146,000   $  160,053
Entercom Radio LLC/Entercom Capital, Inc.                                7.625        3/1/14                   50,000       51,688
Entravision Communications Corp.                                         8.125       3/15/09                  420,000      433,125
MCI, Inc.                                                                5.908        5/1/07                  183,000      177,510
MCI, Inc.                                                                6.688        5/1/09                  183,000      169,275
MCI, Inc.*                                                               7.735        5/1/14                  157,000      140,515
Nextel Communications, Inc.*                                             6.875      10/31/13                  405,000      401,456
Qwest Capital Funding, Inc.                                              6.500      11/15/18                  685,000      506,900
Qwest Communications International 144A (b)                              4.750       2/15/09                  200,000      187,000
Qwest Services Corp. 144A*                                              13.500      12/15/07                  145,000      165,300
Radio One, Inc.                                                          8.875        7/1/11                   60,000       65,475
RH Donnelley Finance Corp. I 144A                                        8.875      12/15/10                  220,000      241,450
RH Donnelley Finance Corp. I 144A                                       10.875      12/15/12                  320,000      371,200
Rural Cellular Corp.                                                     8.250       3/15/12                   85,000       86,913
Salem Communications Corp.                                               7.750      12/15/10                  390,000      398,288
Sinclair Broadcast Group, Inc.                                           4.875       7/15/18                   80,000       73,800
Spanish Broadcasting System                                              9.625       11/1/09                  190,000      200,450
UbiquiTel Operating Co.*                                                 9.875        3/1/11                  170,000      170,000
US Unwired, Inc. 144A (b)*                                               5.791       6/15/10                  200,000      202,750
                                                                                                                        ----------
                                                                                                                         7,370,481
                                                                                                                        ----------
CONSUMER CYCLICAL -- 18.9%
Advanced Accessory Systems LLC                                          10.750       6/15/11                  260,000      252,200
AMC Entertainment, Inc. 144A*                                            8.000        3/1/14                  200,000      191,000
American Casino & Entertainment Properties LLC 144A                      7.850        2/1/12                   70,000       71,050
Amerigas Partners LP/Amerigas Eagle Finance Corp.                        8.875       5/20/11                  200,000      213,000
Ameristar Casinos, Inc.                                                 10.750       2/15/09                  500,000      570,000
Argosy Gaming Co.*                                                       7.000       1/15/14                  800,000      780,000
Carmike Cinemas, Inc. 144A*                                              7.500       2/15/14                  265,000      253,075
Chumash Casino & Resort Enterprise 144A                                  9.000       7/15/10                  515,000      558,775
Cinemark USA, Inc.                                                       9.000        2/1/13                  135,000      147,319
Coast Hotels & Casinos, Inc.                                             9.500        4/1/09                  285,000      299,250
Domino's, Inc.                                                           8.250        7/1/11                  155,000      164,300
DR Horton, Inc.                                                          8.500       4/15/12                   50,000       55,250
Friendly Ice Cream Corp. 144A                                            8.375       6/15/12                   35,000       33,950
INVISTA 144A                                                             9.250        5/1/12                  160,000      160,800
Isle of Capri Casinos, Inc. 144A                                         7.000        3/1/14                  545,000      505,488
John Q Hammons Hotels Finance Corp. III                                  8.875       5/15/12                  350,000      379,750
Keystone Automotive Operations, Inc. 144A                                9.750       11/1/13                  105,000      112,350
Mohegan Tribal Gaming Authority                                          8.125        1/1/06                  200,000      211,000
Mohegan Tribal Gaming Authority                                          8.375        7/1/11                  670,000      723,600
National Waterworks, Inc.                                               10.500       12/1/12                   90,000       99,900

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY                                                                 RATE       MATURITY                  VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Norcraft Co LP/Norcraft Finance Corp. 144A                               9.000%      11/1/11         USD       50,000   $   52,750
Pinnacle Entertainment, Inc.*                                            8.750       10/1/13                  170,000      168,725
Rite Aid Corp.*                                                         12.500       9/15/06                  570,000      645,525
Rite Aid Corp.                                                           8.125        5/1/10                  310,000      326,275
Rite Aid Corp.                                                           9.500       2/15/11                  135,000      148,838
Royal Caribbean Cruises Ltd.                                             8.000       5/15/10                  150,000      161,625
Royal Caribbean Cruises Ltd.*                                            8.750        2/2/11                1,000,000    1,107,500
Royal Caribbean Cruises Ltd.                                             7.500      10/15/27                  325,000      303,875
Russell Corp.                                                            9.250        5/1/10                  187,000      198,688
Six Flags, Inc.*                                                         9.500        2/1/09                  270,000      277,425
Speedway Motorsports, Inc.                                               6.750        6/1/13                  395,000      398,950
Speedway Motorsports, Inc. 144A                                          6.750        6/1/13                  225,000      225,000
Station Casinos, Inc.                                                    6.500        2/1/14                  325,000      312,813
True Temper Sports, Inc.                                                 8.375       9/15/11                  100,000      100,000
TRW Automotive, Inc.                                                     9.375       2/15/13                  277,000      312,318
Turning Stone Casino Resort Enterprise                                   9.125      12/15/10                  250,000      261,250
                                                                                                                        ----------
                                                                                                                        10,783,614
                                                                                                                        ----------
CONSUMER NONCYCLICAL -- 6.9%
Altria Group, Inc.                                                       7.000       11/4/13                  135,000      137,474
Chattem, Inc.                                                            7.000        3/1/14                  215,000      206,400
Chattem, Inc. (b)                                                        4.310        3/1/10                   75,000       76,875
Constellation Brands, Inc.                                               8.000       2/15/08                  130,000      139,750
Corn Products International, Inc.                                        8.250       7/15/07                  145,000      157,869
Corrections Corp Of America                                              7.500        5/1/11                   60,000       60,600
Del Monte Corp.                                                          8.625      12/15/12                  505,000      544,138
Elizabeth Arden, Inc. 144A*                                              7.750       1/15/14                   55,000       55,963
Great Lakes Dredge & Dock                                                7.750      12/15/13                  150,000      126,750
HCA, Inc.                                                                8.850        1/1/07                  175,000      191,586
Ingles Markets, Inc.                                                     8.875       12/1/11                  150,000      154,125
Kinetic Concepts, Inc.                                                   7.375       5/15/13                   94,000       98,230
Marsh Supermarkets, Inc.                                                 8.875        8/1/07                   95,000       95,000
Medex, Inc.                                                              8.875       5/15/13                   35,000       36,925
NeighborCare, Inc. 144A                                                  6.875      11/15/13                   40,000       42,400
Pathmark Stores, Inc.*                                                   8.750        2/1/12                  270,000      270,000
Pinnacle Foods Holding Corp. 144A                                        8.250       12/1/13                  315,000      303,975
RJ Reynolds Tobacco Holdings, Inc.*                                      7.750       5/15/06                  135,000      140,400
Scotts Co.                                                               6.625      11/15/13                   85,000       85,000
Smithfield Foods, Inc.                                                   7.750       5/15/13                  160,000      168,000
Standard Commercial Corp. 144A*                                          8.000       4/15/12                   75,000       73,500
Stater Brothers Holdings 144A                                            4.969       6/15/10                  200,000      203,250
Stater Brothers Holdings 144A                                            8.125       6/15/12                  595,000      597,231
                                                                                                                        ----------
                                                                                                                         3,965,441
                                                                                                                        ----------

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR          VALUE
SECURITY                                                                 RATE       MATURITY                   VALUE       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
ENERGY -- 9.1%
ANR Pipeline Co.                                                        7.375%       2/15/24         USD      225,000   $  209,250
ANR Pipeline Co.                                                         7.000        6/1/25                   35,000       35,525
Chesapeake Energy Corp.                                                  8.125        4/1/11                  275,000      297,000
Citgo Petroleum Corp.                                                   11.375        2/1/11                  410,000      475,600
Dynegy Holdings, Inc. 144A                                               9.875       7/15/10                  485,000      521,375
El Paso Natural Gas Co.                                                  8.625       1/15/22                  275,000      268,125
El Paso Natural Gas Co.                                                  8.375       6/15/32                  140,000      133,700
El Paso Production Holding Co.                                           7.750        6/1/13                  160,000      146,800
Houston Exploration Co.                                                  7.000       6/15/13                  150,000      150,750
Newfield Exploration Co.                                                 8.375       8/15/12                  170,000      184,450
Northwest Pipeline Corp.                                                 6.625       12/1/07                  525,000      540,750
Peabody Energy Corp.*                                                    6.875       3/15/13                  125,000      126,563
Pogo Producing Co.                                                       8.250       4/15/11                   55,000       60,225
Premcor Refining Group, Inc.                                             9.500        2/1/13                  195,000      224,738
Southern Natural Gas Co.*                                                8.875       3/15/10                   50,000       54,625
Southern Natural Gas Co.                                                 7.350       2/15/31                  350,000      313,250
Tennessee Gas Pipeline Co.                                               8.375       6/15/32                  175,000      170,625
Tesoro Petroleum Corp.*                                                  8.000       4/15/08                   65,000       69,550
Transcontinental Gas Pipe Line Corp.                                     8.875       7/15/12                  325,000      367,250
Williams Cos, Inc.                                                       8.625        6/1/10                   75,000       82,500
Williams Cos, Inc.*                                                      7.125        9/1/11                  225,000      228,375
Williams Cos, Inc.                                                       7.875        9/1/21                  475,000      457,188
Williams Cos, Inc.                                                       7.750       6/15/31                  115,000      105,225
                                                                                                                        ----------
                                                                                                                         5,223,439
                                                                                                                        ----------
FINANCIAL -- 6.0%
Alamosa Delaware, Inc. 144A*                                             8.500       1/31/12                  160,000      156,800
Arch Western Finance LLC 144a                                            6.750        7/1/13                   80,000       80,000
Banco Nacional de Desenvolvimento Economic                               9.622       6/16/08                   45,000       45,675
BF Saul Reit                                                             7.500        3/1/14                  300,000      297,000
Chevy Chase Bank FSB                                                     6.875       12/1/13                  795,000      795,000
Couche-Tard                                                              7.500      12/15/13                  100,000      100,000
Felcor Lodging LP*                                                       9.500       9/15/08                   46,000       48,530
Felcor Lodging LP 144A (b)                                               5.784        6/1/11                  160,000      160,800
Host Marriott LP                                                         8.375       2/15/06                  115,000      121,325
Host Marriott LP 144A                                                    3.250       4/15/24                  130,000      122,850
KRATON Polymers LLC/Capital Corp. 144A                                   8.125       1/15/14                   20,000       20,200
Leucadia National Corp.                                                  7.000       8/15/13                  420,000      415,354
Leucadia National Corp.                                                  3.750       4/15/14                  125,000      123,750
Meristar Hospitality Corp.                                               9.500        4/1/10                  175,000      217,219
Meristar Hospitality Corp.*                                              9.000       1/15/08                  275,000      277,750
Meristar Hospitality Operating Partnership LP*                          10.500       6/15/09                  190,000      202,350

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR          VALUE
SECURITY                                                                 RATE       MATURITY                  VALUE       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
PX Escrow Corp.                                                          9.625%       2/1/06          USD     400,000   $  248,000
                                                                                                                        ----------
                                                                                                                         3,432,603
                                                                                                                        ----------
INDUSTRIAL -- 8.7%
Alliant Techsystems, Inc.                                                8.500       5/15/11                  105,000      113,400
Alliant Techsystems, Inc. 144A                                           2.750       2/15/24                   45,000       47,475
Allied Waste North America                                               8.875        4/1/08                  275,000      301,125
Allied Waste North America                                               8.500       12/1/08                  150,000      164,063
Allied Waste North America                                               7.875       4/15/13                  215,000      224,675
Ball Corp.                                                               6.875      12/15/12                   30,000       30,450
Berry Plastics Corp.                                                    10.750       7/15/12                   70,000       77,700
Browning-Ferris Industries, Inc.                                         9.250        5/1/21                  360,000      388,800
Communications & Power Industries, Inc.                                  8.000        2/1/12                   35,000       35,000
Consolidated Communications Illinois 144A                                9.750        4/1/12                  245,000      248,675
Crown Cork & Seal Co, Inc.                                               8.000       4/15/23                  270,000      234,900
Crown Cork & Seal Co, Inc.                                               7.375      12/15/26                  720,000      597,600
Esterline Technologies Corp.                                             7.750       6/15/13                  120,000      123,600
K&F Industries, Inc.                                                     9.625      12/15/10                   65,000       71,256
L-3 Communications Corp.                                                 6.125       7/15/13                  250,000      241,250
Owens-Brockway*                                                          7.750       5/15/11                  155,000      161,200
Owens-Illinois, Inc.*                                                    7.500       5/15/10                  290,000      284,200
Silgan Holdings, Inc.                                                    6.750      11/15/13                  110,000      106,700
Solo Cup Co.*                                                            8.500       2/15/14                   70,000       65,100
SPX Corp.                                                                6.250       6/15/11                   80,000       77,800
SPX Corp.*                                                               7.500        1/1/13                  175,000      179,375
Stone Container Corp.                                                    8.375        7/1/12                  360,000      376,200
Texas Industries, Inc.                                                  10.250       6/15/11                  235,000      262,025
Trinity Industries, Inc. 144A                                            6.500       3/15/14                  595,000      544,425
                                                                                                                        ----------
                                                                                                                         4,956,994
                                                                                                                        ----------
UTILITIES -- 7.6%
AES Corp.*                                                               8.500       11/1/07                  135,000      138,375
AES Corp.*                                                               8.875       2/15/11                  100,000      103,750
AES Corp. 144A                                                          10.000       7/15/05                  313,703      320,762
AES Corp. 144A                                                           8.750       5/15/13                  635,000      680,244
CMS Energy Corp.                                                         9.875      10/15/07                  400,000      431,000
CMS Energy Corp. 144A                                                    7.750        8/1/10                  150,000      149,250
CMS Energy Corp.*                                                        8.500       4/15/11                   95,000       96,900
DPL, Inc.*                                                               6.875        9/1/11                  330,000      332,475
FirstEnergy Corp.                                                        6.450      11/15/11                  635,000      658,342
FPL Energy Wind Funding LLC 144A                                         6.876       6/27/17                  132,440      129,791
Ipalco Enterprises, Inc.                                                 7.375      11/14/08                  310,000      336,350

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR          VALUE
SECURITY                                                                 RATE       MATURITY                  VALUE       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Monongahela Power Co. 144A                                               6.700%      6/15/14          USD     110,000  $   111,050
MSW Energy Holdings II LLC 144A                                          7.375        9/1/10                  325,000      323,375
Nevada Power Co. 144A                                                    6.500       4/15/12                  135,000      128,250
NRG Energy, Inc. 144A                                                    8.000      12/15/13                  125,000      126,250
Reliant Energy, Inc.*                                                    9.250       7/15/10                   80,000       85,400
TECO Energy, Inc.*                                                       7.500       6/15/10                   70,000       70,700
Westar Energy, Inc.                                                      7.875        5/1/07                  125,000      137,594
                                                                                                                       -----------
                                                                                                                         4,359,858
                                                                                                                       -----------
Total Corporate Bonds (Cost $43,250,070)                                                                                44,239,874
                                                                                                                       -----------
MUNICIPAL OBLIGATIONS -- 0.1%
South Carolina Tobacco Settlement Authority (Cost $80,155)               6.000       5/15/22                   90,000       80,447
                                                                                                                       -----------
SOVEREIGN BONDS -- 1.6%
Dominican Republic 144A                                                  9.500       9/27/06                   70,000       47,600
Republic of Argentina                                                   12.250       6/19/18                   53,063       14,194
Republic of Argentina                                                    6.000       3/31/23                   65,000       32,988
Republic of Brazil                                                       2.063       4/15/06                   17,600       17,292
Republic of Brazil (b)                                                   7.309       6/29/09                   70,000       70,000
Republic of Brazil                                                       2.125       4/15/12                   32,941       27,753
Republic of Brazil                                                      11.000       8/17/40                   45,000       42,120
Republic of Ecuador                                                      7.000       8/15/30                   40,000       27,400
Republic of El Salvador                                                  8.250       4/10/32                   65,000       60,288
Republic of Panama                                                       8.875       9/30/27                   35,000       33,950
Republic of Peru FLIRB (b)                                               4.500        3/7/17                   25,000       20,250
Republic of Peru PDI (b)                                                 5.000        3/7/17                   59,150       50,425
Republic of Philippines                                                  8.375       2/15/11                   27,000       26,764
Republic of Philippines                                                 10.625       3/16/25                    5,000        5,175
Republic of Turkey                                                      11.750       6/15/10                   15,000       16,838
Republic of Turkey                                                       9.000       6/30/11                   35,000       35,088
Republic of Turkey                                                      11.500       1/23/12                   35,000       39,200
Republic of Uruguay                                                      7.500       3/15/15                   88,000       64,680
Republic of Venezuela*                                                   5.375        8/7/10                   75,000       59,438
Republic of Venezuela                                                    2.150       4/20/11                   40,000       30,900
Russian Federation                                                       5.000       3/31/30                   95,000       86,806
                                                                                                                       -----------
Total Sovereign Bonds (Cost $845,547)                                                                                      809,149
                                                                                                                       -----------
YANKEE BONDS -- 6.1%
Abitibi-Consolidated, Inc.                                               8.550        8/1/10                  225,000      237,247
AES Gener SA                                                             7.500       3/25/14                  325,000      307,125
BCP Caylux Holdings Luxembourg SCA*                                      9.625       6/15/14                  260,000      269,425

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR          VALUE
SECURITY                                                                 RATE       MATURITY                  VALUE       (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
YANKEE BONDS (CONTINUED)
Crown European Holdings SA                                               9.500%       3/1/11          USD     400,000   $  436,000
GT Group Telecom, Inc. Senior Step Up Notes* (a)                         0.000        2/1/10                  925,000           93
JSG Funding PLC                                                          9.625       10/1/12                  150,000      164,250
Norampac, Inc.*                                                          6.750        6/1/13                   80,000       78,400
Petroleum Geo-Services ASA*                                             10.000       11/5/10                  260,000      269,100
Quebecor Media, Inc.                                                    11.125       7/15/11                  150,000      171,188
Rogers Cable, Inc.                                                       6.250       6/15/13                  315,000      296,548
Russel Metals, Inc.                                                      6.375        3/1/14                   70,000       65,625
Salomon Brothers AF for OAO Siberian Oil Co.                            10.750       1/15/09                   40,000       41,200
Stena AB                                                                 9.625       12/1/12                   70,000       77,700
Stena AB                                                                 7.500       11/1/13                   70,000       69,213
Tyco International Group SA*                                             6.125       1/15/09                  500,000      530,823
Tyco International Group SA                                              6.375      10/15/11                  275,000      292,540
Tyco International Group SA 144A                                         3.125       1/15/23                  120,000      194,250
                                                                                                                        ----------
Total Yankee Bonds (Cost $3,934,916)                                                                                     3,500,727
                                                                                                                        ----------
NON-AGENCY -- 1.0%
PASS THRU SECURITIES -- 1.0%
Continental Airlines, Inc. 2000-2                                        8.307        4/2/18                  359,769      295,769
Continental Airlines, Inc. 1999-1 B                                      6.795        8/2/18                   85,195       66,620
Continental Airlines, Inc. 1999 2                                        7.566       3/15/20                   98,759       77,366
Northwest Airlines, Inc. 1999-2C                                         8.304        9/1/10                  202,975      159,491
                                                                                                                        ----------
Total Non-Agency (Cost $563,096)                                                                                           599,246
                                                                                                                        ----------
FOREIGN DENOMINATED -- 4.9%
EURO -- 4.9%
Eircom Funding                                                           8.250       8/15/13          EUR     255,000      327,807
MTU Aero Engines Investment GmbH & Co. KG 144A                           8.250        4/1/14                   85,000      102,019
Nova Chemicals Corp.*                                                    6.500       1/15/12                   70,000       68,950
NTL Cable PLC 144A                                                       8.750       4/15/14                  350,000      430,740
Remy Cointreau S.A. 144A                                                 6.500        7/1/10                   60,000       73,841
Teksid Aluminum SpA                                                     11.375       7/15/11                  175,000      182,510
Telenet Communications NV 144A                                           9.000      12/15/13                  495,000      600,142
Telenet Group Holding NV 144A Senior Step Up Notes (a)*                  0.000       6/15/14                  210,000      133,350
Valentia Telecommunications Ltd                                          7.250       8/15/13                  430,000      542,293
Vivendi Universal SA                                                     9.250       4/15/10                  265,000      313,217
                                                                                                                        ----------
                                                                                                                         2,774,869
                                                                                                                        ----------
FRANCE -- 0.0%
Ivory Coast FLIRB* (b)                                                   2.000       3/29/18          FRF   1,000,000       26,935
                                                                                                                        ----------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR             VALUE
SECURITY                                                                 RATE       MATURITY                VALUE         (NOTE 1A)
-----------------------------------------------------------------------------------------------------------------------------------
TURKEY -- 0.0%
Republic of Turkey (a)                                                   0.000%      8/24/05      TRL       100,000     $     89,39
                                                                                                                        -----------
Total Foreign Denominated (Cost $2,814,251)                                                                               2,891,198
                                                                                                                        -----------
TOTAL BONDS AND NOTES (Cost $51,626,880)                                                                                 52,294,604
                                                                                                                        -----------
                                                                                                            SHARES
                                                                                                            ------
COMMON STOCK -- 0.1%
MCI, Inc.*                                                                                                    2,811          39,635
                                                                                                                        -----------
TOTAL COMMON STOCK (Cost $0)                                                                                                 39,635
                                                                                                                        -----------
CONVERTIBLE PREFERRED STOCKS -- 2.1%
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                                                 2,000         109,520
General Motors Corp. Series C 6.25% CVT Pfd                                                                   2,300          66,792
Kansas City Southern 4.25% 144A CVT Pfd                                                                         290         175,414
Omnicare, Inc. 4.00% CVT Pfd                                                                                  1,000          61,250
Sovereign Capital Trust II 4.375% CVT Pfd                                                                    16,500         779,610
                                                                                                                        -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,162,779)                                                                      1,192,586
                                                                                                                        -----------
WARRANTS -- 0.0%
COMMUNICATIONS -- 0.0%
GT Group Telecom, Inc., 02/01/2010**                                                                            925               9
McLeod USA, Inc., 04/16/2007**                                                                                3,379             473
                                                                                                                        -----------
TOTAL WARRANTS (Cost $60,043)                                                                                                   482
                                                                                                                        -----------
SHORT-TERM INVESTMENTS -- 3.4%
INVESTMENT COMPANIES -- 3.4%                                                                              PAR VALUE
                                                                                                          ---------
Dreyfus Institutional Preferred Plus+                                    1.000%                   USD     1,955,986       1,955,986
TOTAL SHORT TERM INVESTMENTS (Cost $1,955,986)

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED -- 18.9%
INVESTMENT COMPANIES -- 18.9%
Dreyfus Cash Management Plus Fund+ (Cost $10,803,411)                    1.000%                          10,803,411      10,803,411
                                                                                                                        -----------
TOTAL INVESTMENTS -- 115.9% (COST $65,609,099)                                                                           66,286,704
LIABILITIES IN EXCESS OF OTHER ASSETS -- (15.9)%                                                                         (9,088,671)
                                                                                                                        -----------
NET ASSETS -- 100.0%                                                                                                    $57,198,033
                                                                                                                        ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
CVT - Convertible
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
(b)  Variable Rate Security; rate indicated is as if 6/30/2004.
*    Security, or a portion of thereof, was on loan at June 30, 2004.
FLIRB - Front Loaded Interest Reduction Bond
~  Defaulted security.
PDI - Past Due Interest Bonds
REIT - Real Estate Investment Trust
Step Up - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity.
USD - United States Dollar
EUR - Euro
FRF - French Franc
TRL - Turkish Lira
**   Non-income producing security.
+ Affiliated institutional money market fund. The effective yield is 1.00% A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

               SCHEDULE OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     PERCENTAGE
                                                                       OF NET
INDUSTRY SECTOR                                                        ASSETS
-------------------------------------------------------------------------------
Short Term Investments                                                22.3%
Consumer Cyclical                                                     20.4%
Communcations                                                         16.4%
Industrial                                                            11.4%
Financial                                                             10.1%
Energy                                                                 9.7%
Utilites                                                               8.4%
Basic Materials                                                        8.2%
Consumer Noncyclical                                                   7.2%
Foreign Government                                                     1.8%
                                                                     ------
                                                                     115.9%

                                                                     PERCENTAGE
                                                                       OF NET
TOP TEN COUNTRIES                                                      ASSETS
-------------------------------------------------------------------------------
United States                                                          94.8%
Liberia                                                                 2.8%
Canada                                                                  1.6%
France                                                                  1.4%
Belgium                                                                 1.3%
Ireland                                                                 0.9%
United Kingdom                                                          0.8%
Chile                                                                   0.5%
Norway                                                                  0.5%
Brazil                                                                  0.4%


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $10,587,579) (Note 6)
 Unaffiliated issuers, at value (Note 1A) (cost $52,850,032)                                                    $53,527,307
 Affiliated issuers, at value (Note 1A) (cost $12,759,397) (Note 1G)                                             12,759,397
 Cash                                                                                                               318,323
 Foreign currency, at value (identified cost, $660,997)                                                             662,371
 Receivable for investments sold                                                                                     91,398
 Interest and dividends receivable                                                                                1,104,631
 Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                                        998
 Prepaid expenses                                                                                                     5,573
                                                                                                                -----------
 Total assets                                                                                                    68,469,998

LIABILITIES
 Liability for securites on loan (Note 6)                                                          $10,803,411
 Payable for investments purchased                                                                     393,920
 Unrealized depreciation on forward foreign currency exchange contracts (Note 5)                        22,628
 Accrued accounting and custody fees (Note 2)                                                           10,420
 Accrued trustee fees and expenses (Note 2)                                                              2,909
 Accrued expenses and other liabilities                                                                 38,677
 Total liabilities                                                                                               11,271,965
                                                                                                                -----------
NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                       $57,198,033
                                                                                                                ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1C)
  Interest income (including securities lending income of $8,737)                                               $ 2,204,226
  Dividend income (net of foreign withholding taxes of $6)                                                            8,530
                                                                                                                -----------
  Total investment Income                                                                                         2,212,756

EXPENSES
 Investment advisory fee (Note 2)                                                             $   141,978
 Accounting and custody fees (Note 2)                                                              32,918
 Legal and audit services                                                                          12,613
 Trustees' fees and expenses (Note 2)                                                               5,103
 Insurance expense                                                                                  4,419
 Miscellaneous                                                                                      1,266
                                                                                              -----------
 Total expenses                                                                                   198,297

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                       (58,966)
                                                                                              -----------
    Net expenses                                                                                                    139,331
                                                                                                                -----------
      Net investment income                                                                                       2,073,425

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                              789,078
    Option transactions                                                                             3,093
    Foreign currency transactions and forward foreign currency exchange contracts                 217,640
                                                                                              -----------
      Net realized gain                                                                                           1,009,811
  Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                                            (2,830,243)
                                                                                              -----------
    Change in net unrealized appreciation (depreciation)                                                         (2,830,243)
                                                                                                                -----------
      Net realized and unrealized gain (loss)                                                                    (1,820,432)
                                                                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                      $   252,993
                                                                                                                ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           PERIOD ENDED
                                                                                           JUNE 30, 2004       YEAR ENDED
                                                                                             (UNAUDITED)    DECEMBER 30, 2003
                                                                                           -------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                                               $ 2,073,425       $ 4,069,056
  Net realized gains (losses)                                                                  1,009,811         1,480,920
  Change in net unrealized appreciation (depreciation)                                        (2,830,243)        4,617,633
                                                                                             -----------       -----------
  Net increase in net assets from investment operations                                          252,993        10,167,653
                                                                                             -----------       -----------
CAPITAL TRANSACTIONS
  Contributions                                                                                6,780,854        13,400,767
  Withdrawals                                                                                 (6,914,377)      (10,633,906)
                                                                                             -----------       -----------
  Net increase (decrease) in net assets from capital transactions                               (133,523)        2,766,861
                                                                                             -----------       -----------
TOTAL INCREASE IN NET ASSETS                                                                     119,470        12,934,514

NET ASSETS
  At beginning of period                                                                      57,078,563        44,144,049
                                                                                             -----------       -----------
  At end of period                                                                           $57,198,033       $57,078,563
                                                                                             ===========       ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    PERIOD ENDED                      YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2004   -----------------------------------------------------------------
                                                     (UNAUDITED)     2003         2002         2001(a)           2000         1999
                                                   -------------   -------      -------       -------          -------      -------
Total Return(+)                                         0.67%++      21.76%        4.71%         1.54%            2.84%        2.20%
Ratios/Supplemental Data:
   Expenses (to average daily net assets)*              0.49%+++      0.50%        0.50%         0.50%            0.37%        0.00%
   Net Investment Income
   (to average daily net assets)*                       7.32%+++      7.79%        8.66%         8.87%           10.37%        9.83%
   Portfolio Turnover                                     30%++         80%         130%          117%             148%         137%
   Net Assets, End of Year (000's omitted)           $57,198       $57,079      $44,144       $47,048          $31,818      $31,144

--------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Ratios (to average daily net assets):
      Expenses                                          0.70%+++      0.85%        0.82%         0.81%            0.89%        0.86%
      Net investment income                             7.11%+++      7.44%        8.34%         8.56%            9.85%        8.97%

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease the ratio of the net investment income to average net assets from 9.20% to 8.87%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
++        Not annualized.
+++       Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                   STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the Portfolio Trust) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon High Yield Bond Portfolio (the Portfolio) is a separate diversified investment series of the Portfolio Trust.

     The objective of the Portfolio is to maximize total return, consisting primarily of a high level of income. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by U.S. and foreign governments, companies and banks, as well as tax-exempt securities, preferred stocks and warrants.

     At June 30, 2004 there was one fund, Standish Mellon High Yield Bond Fund (the Fund), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2004 was approximately 100%.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for discount or amortization of premium using the yield--to--maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     E. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

     G. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC (Standish Mellon) or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets. Standish Mellon voluntarily agreed to limit the Portfolio's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.50% of the Portfolio's average daily net assets for the period ended June 30, 2004. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily did not impose $58,966 of its investment advisory fees. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $32,918 during the period ended June 30, 2004 and was owed $10,420 at June 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were $16,206,032 and $16,553,548, respectively. For the period ended June 30, 2004, the Portfolio did not purchase or sell any long-term U.S. government securities.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(4)  FEDERAL TAXES:

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                               $ 54,805,688
                                                  ============
     Gross unrealized appreciation                   2,367,596
     Gross unrealized depreciation                  (1,689,991)
                                                  ------------
     Net unrealized appreciation                      $677,605

                                                  ============

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund had no option activity for the period ended June 30, 2004.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2004, the Portfolio held the following forward foreign currency exchange contracts:

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                   LOCAL
                                 PRINCIPAL      CONTRACT                                  AGGREGATE        UNREALIZED
CONTRACTS TO RECEIVE              AMOUNT       VALUE DATE              VALUE             FACE AMOUNT          GAIN
------------------------------------------------------------------------------------------------------------------------------------
EURO                              100,000       9/15/2004            $121,695              $120,697           $998

                                   LOCAL
                                 PRINCIPAL      CONTRACT                                  AGGREGATE        UNREALIZED
CONTRACTS TO RECEIVE              AMOUNT       VALUE DATE              VALUE             FACE AMOUNT         (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
EURO                             2,689,000      9/15/2004           $3,272,386           $3,249,758         $(22,628)

     SWAP AGREEMENTS

     The Portfolio may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Portfolio may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Portfolio earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain/loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2004 the Portfolio held no open swap contracts:

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2004 resulting in $8,737 of security lending income. At June 30, 2004 the Portfolio had $10,025,880 worth of securities on loan.

     See the Schedule of Investments for the securities that are on loan.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
                    STANDISH MELLON HIGH YIELD BOND PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced (TBA) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under Investment security valuations above.

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as cover for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Investment security valuations above. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2004, the Portfolio held no delayed delivery transactions.

(8)  CONCENTRATION OF RISK:

     The Portfolio invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

     There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent with investments of domestic origin. The Portfolio's investment in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

(9)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $1,153 for the Portfolio.

     During the period ended June 30, 2004, the Portfolio had borrowed under the credit facility resulting in $7 of interest expense.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                                  NUMBER OF
                                                                           PRINCIPAL            PORTFOLIOS IN         OTHER
NAME                                              TERM OF OFFICE         OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)     AND LENGTH OF          DURING PAST            OVERSEEN BY         HELD BY
DATE OF BIRTH                    HELD WITH TRUST    TIME SERVED             5 YEARS                TRUSTEE           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                   Trustee      Trustee since       Chairman of the Board            29               None
c/o Decision Resources, Inc.                     11/3/1986            and Chief Executive
260 Charles Street                                                   Officer, Decision
Waltham, MA 02453                                                    Resources, Inc.
9/30/40

Caleb Loring III                    Trustee      Trustee since       Trustee, Essex Street            29               None
c/o Essex Street Associates                      11/3/1986           Associates (family
P.O. Box  181                                                        investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman                Trustee      Trustee since       William Joseph Maier,           29               None
c/o Harvard University                           9/13/1986           Professor of Political
Cambridge, MA 02138                                                  Economy, Harvard
8/5/44                                                               University

John H. Hewitt                      Trustee      Trustee since       Trustee, Mertens                29               None
P.O. Box 2333                                    11/3/1986           House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

                                                                                                  NUMBER OF
                                                                           PRINCIPAL            PORTFOLIOS IN         OTHER
NAME                                              TERM OF OFFICE         OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)     AND LENGTH OF          DURING PAST            OVERSEEN BY          HELD BY
DATE OF BIRTH                    HELD WITH TRUST    TIME SERVED             5 YEARS                OFFICER            OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard           Trustee, President   Since 2003        Senior Vice President            29               None
Mellon Institutional               and Chief                         and Chief Operating
Asset Management               Executive Officer                     Officer, Mellon Institutional
One Boston Place                                                     Asset Management;
Boston, MA 02108                                                     formerly Vice President
7/24/65                                                              and Chief Financial Officer,
                                                                     Mellon Institutional
                                                                     Asset Management

Principal Officers who are Not Trustees

                                                                                                  NUMBER OF
                                                                           PRINCIPAL            PORTFOLIOS IN         OTHER
NAME                                              TERM OF OFFICE         OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS
ADDRESS, AND                       POSITION(S)     AND LENGTH OF          DURING PAST            OVERSEEN BY         HELD BY
DATE OF BIRTH                    HELD WITH TRUST    TIME SERVED             5 YEARS                OFFICER           OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President   Since 2003          Senior Vice President            29               None
Mellon Institutional             and Secretary                       and Head of Operations
Asset Management                                                     Mellon Institutional Asset
One Boston Place                                                     Management, formerly
Boston, MA 02108                                                     First Vice President,
2/20/61                                                              Mellon Institutional Asset
                                                                     Management and Mellon
                                                                     Global Investments

Steven M. Anderson              Vice President   Vice President      Vice President and Mutual        29               None
Mellon Institutional             and Treasurer   since 1999;         Funds Controller, Mellon
Asset Management                                 Treasurer since     Institutional Asset
One Boston Place                                 2002                Management
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice   Since 1996          Vice President and               29               None
Mellon Institutional               President                         Manager, Mutual Funds
Asset Management                                                     Operations, Mellon
One Boston Place                                                     Institutional Asset
Boston, MA 02108                                                     Management
8/19/51

Cara E. Hultgren,               Assistant Vice   Since 2001          Assistant Manager, Mutual        29               None
Mellon Institutional               President                         Fund Operations since
Asset Management                                                     1999; Shareholder
One Boston Place                                                     Representative, Mellon
Boston, MA 02108                                                     Institutional Asset
1/19/71                                                              Management

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com

                                                                     0943SA0604

                                            [Logo] Mellon
                                                   --------------------------
                                                   Mellon Institutional Funds







Financial Statements                      STANDISH MELLON
                                          INTERNATIONAL FIXED INCOME FUND
--------------------------------------------------------------------------------

SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

 Investments in securities (Note 1A) (including securities on loan, valued at $1,952,464) (Note 7)

    Unaffiliated issuers, at value (cost $282,224,379)                                                            $298,101,140

    Affiliated issuers, at value (cost $29,609,687) (Note 1H)                                                       29,609,687

  Foreign currency, at value (identified cost $4,114,042)                                                            4,116,941

  Receivable for investments sold                                                                                    7,845,233

  Receivable for Fund shares sold                                                                                       78,873

  Interest receivable                                                                                                7,597,103

  Unrealized appreciation on forward currency exchange contracts (Note 6)                                              255,780

  Prepaid expenses                                                                                                      11,544
                                                                                                                  ------------
    Total assets                                                                                                   347,616,301

LIABILITIES

 Payable to custodian for cash overdraft (Note 2)                               $  2,274,749

 Liability for securities on loan (Note 7)                                         2,059,850

 Payable for Fund shares redeemed                                                     17,675

 Payable for investments purchased                                                16,385,616

 Options written, at value (premiums received $327,403) (Note 6)                     130,377

 Unrealized depreciation on forward currency exchange contracts (Note 6)           1,717,192

 Payable for variation margin on open futures contracts (Note 6)                     137,844

 Accrued accounting, custody and transfer agent fees (Note 2)                         36,651

 Accrued trustees' fees and expenses (Note 2)                                         19,148

 Accrued expenses and other liabilities                                               56,801
                                                                                  ----------

    Total liabilities                                                                                               22,835,903
                                                                                                                  ------------

NET ASSETS                                                                                                        $324,780,398
                                                                                                                  ============
NET ASSETS CONSIST OF:

  Paid-in capital                                                                                                 $354,837,148

  Accumulated net realized loss                                                                                   (39,671,963)

  Undistributed net investment loss                                                                                (4,858,183)

  Net unrealized appreciation                                                                                       14,473,396
                                                                                                                  ------------

TOTAL NET ASSETS                                                                                                  $324,780,398
                                                                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                           15,354,876
                                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                 $      21.15
                                                                                                                  ------------


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)

  Interest income (including $122,205 of foreign tax expense) ((including
    securities lending income of $9,913 (Note 7))                                                                 $ 7,128,577

EXPENSES

    Investment advisory fee (Note 2)                                                       $    715,369

    Accounting and custody fees (Note 2)                                                        108,670

    Legal and audit services                                                                     63,123

    Registration fees                                                                            34,424

    Trustees' fees and expenses (Note 2)                                                         26,905

    Transfer agent fees--Institutional Class (Note 2)                                             3,357

    Transfer agent fees--Service Class (Note 2)                                                   2,032

    Service Fees--Service Class (Note 2)                                                            199

    Insurance expense                                                                             9,478

    Miscellaneous                                                                                14,776
                                                                                           ------------
    Total expenses                                                                              978,333

DEDUCT:

    Reimbursement of Fund operating expenses--Service Class (Note 2)                             (2,032)
                                                                                            ------------
    Net expenses                                                                                                      976,301
                                                                                                                  -----------
      Net investment income                                                                                         6,152,276
                                                                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS)

    Net realized gain (loss)

    Investment security transactions                                                          2,484,286

    Financial futures contracts                                                                 670,990

    Written options transactions                                                              (402,021)

    Foreign currency and forward foreign currency exchange contracts                         18,449,962
                                                                                           ------------

      Net realized gain                                                                                            21,203,217

  Change in unrealized appreciation (depreciation)

    Investment securities and financial instruments                                        $(23,484,866)
                                                                                           ------------

      Change in net unrealized appreciation (depreciation)                                                        (23,484,866)
                                                                                                                  -----------

    Net realized and unrealized loss on investments                                                                (2,281,649)
                                                                                                                  -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                        $ 3,870,627
                                                                                                                  ===========



    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                          PERIOD ENDED
                                                                                          JUNE 30, 2004         YEAR ENDED
                                                                                           (UNAUDITED)       DECEMBER 31, 2003
                                                                                          -------------      -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM INVESTMENT OPERATIONS

  Net investment income                                                                    $  6,152,276          $ 14,790,796

  Net realized gains                                                                         21,203,217            (7,210,791)

  Change in net unrealized appreciation (depreciation)                                      (23,484,866)           12,057,374
                                                                                           ------------          ------------

  Net increase in net assets from investment operations                                       3,870,627            19,637,379
                                                                                           ------------          ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)

  From net investment income                                                                         --                    --

  From net realized gains on investments                                                             --                    --
                                                                                           ------------          ------------

  Total distributions to shareholders                                                                --                    --
                                                                                           ------------          ------------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)

  Net proceeds from sale of shares

    Institutional Class                                                                      49,965,089           244,264,085

    Service Class                                                                                25,910             1,066,887

  Redemption fees credited to capital

    Institutional Class                                                                             504                    --

  Cost of shares redeemed

    Institutional Class                                                                     (98,761,286)         (258,534,627)

    Service Class                                                                               (96,133)           (3,750,467)
                                                                                           ------------          ------------

  Net decrease in net assets from Fund share transactions                                   (48,865,916)          (16,954,122)
                                                                                           ------------          ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                     (44,995,289)            2,683,257

NET ASSETS

  At beginning of period                                                                    369,775,687           367,092,430
                                                                                           ------------          ------------
  At end of period (including distributions in excess of
    net investment income of $4,858,183 and $11,010,459)                                   $324,780,398          $369,775,687
                                                                                           ============          ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                    FINANCIAL HIGHLIGHTS--INSTITUTIONAL CLASS
--------------------------------------------------------------------------------


                                                   PERIOD ENDED                          YEAR ENDED DECEMBER 31,
                                                   JUNE 30, 2004      -----------------------------------------------------------
                                                     (UNAUDITED)     2003          2002        2001(A)       2000         1999
                                                     ----------    --------      --------     --------     --------    ----------
NET ASSET VALUE, BEGINNING OF THE PERIOD              $  21.02     $  20.04      $  19.43     $  18.97     $  21.32    $    23.22
                                                      --------     --------      --------     --------     --------    ----------

FROM INVESTMENT OPERATIONS:

Net investment income(1)                                  0.37         0.66         0.75         0.76         1.12         1.34

Net realized and unrealized gain
   (loss) on investments                                 (0.24)        0.32         0.46         0.01         0.84        (1.15)
                                                      --------      --------      --------     --------    --------    ----------

Total from investment operations                          0.13         0.98         1.21         0.77         1.96         0.19
                                                      --------      --------      --------     --------    --------    ----------

LESS DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income                                  --           --        (0.47)       (0.31)       (4.31)       (2.08)

From net realized gain on investments                       --           --           --           --           --        (0.01)

From tax return of capital                                  --           --        (0.13)          --           --           --
                                                      --------      --------      --------     --------    --------    ----------
Total distributions to shareholders                         --           --        (0.60)       (0.31)       (4.31)       (2.09)
                                                      --------      --------      --------     --------    --------    ----------

NET ASSET VALUE, END OF YEAR                          $  21.15     $  21.02       $  20.04     $  19.43    $  18.97    $    21.32
                                                      ========      ========      ========     ========    ========    ==========

TOTAL RETURN                                              0.62%+       4.89%        6.44%        4.07%        9.68%        0.79%

RATIOS/SUPPLEMENTAL DATA:

   Expenses (to average daily net assets)                 0.55%++      0.59%       0.59%        0.56%        0.53%        0.52%

   Net Investment Income
      (to average daily net assets)                       3.45%++      3.20%       3.89%        3.94%        5.21%        5.82%

   Portfolio Turnover                                       68%+        185%        159%         211%         240%         162%

   Net Assets, End of Year (000's omitted)            $324,780       $369,706    $364,460     $422,626     $454,333   $1,051,443


--------------

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31,2001 was to decrease net investment income per share by $0.007, increase net realized and unrealized gains and losses per share by $0.007 and decrease the ratio of net investment income to average net assets from 3.98% to 3.94%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(1) Calculated based on average shares outstanding.
+   Not annualized.
++  Computed on an annualized basis using a 366 day calendar year.



   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR         VALUE
SECURITY                                                                RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES--91.5%

ASSET BACKED--0.5%

Household Automotive Trust 2003-1 A2                                   1.300%     9/18/2006         USD       572,945  $    572,66

MBNA Master Credit Card Trust USA 1999-G A                              6.350    12/15/2006                   815,000      816,675

Whole Auto Loan Trust 2002-1 A2                                         1.880     6/15/2005                   174,365      174,408
                                                                                                                       -----------
Total Asset Backed (Cost $ 1,594,046)                                                                                    1,563,752
                                                                                                                       -----------
CORPORATE--4.4%

BASIC MATERIALS--0.2%

International Steel Group, Inc. *                                       6.500     4/15/2014                   835,000      782,813
                                                                                                                       -----------
COMMUNICATIONS--0.9%

CSC Holdings, Inc.                                                      7.875    12/15/2007                   420,000      436,800

RH Donnelley Finance Corp. I                                            8.875    12/15/2010                   125,000      137,188

RH Donnelley Finance Corp. I                                           10.875    12/15/2012                   195,000      226,200

Sprint Capital Corp.                                                    8.375     3/15/2012                 1,100,000    1,264,262

Sprint Capital Corp.                                                    8.750     3/15/2032                   870,000    1,013,794
                                                                                                                       -----------
                                                                                                                         3,078,244
                                                                                                                       -----------
CONSUMER CYCLICAL--0.5%

Coast Hotels & Casinos, Inc.                                            9.500      4/1/2009                   350,000      367,500

Mohegan Tribal Gaming Authority                                         6.375     7/15/2009                   670,000      671,675

Yum! Brands Inc.                                                        8.875     4/15/2011                   450,000      543,027
                                                                                                                       -----------
                                                                                                                         1,582,202
                                                                                                                       -----------

CONSUMER NONCYCLICAL--0.7%

Aramark Services Inc                                                    7.000     7/15/2006                 2,000,000    2,130,928
                                                                                                                       -----------
ENERGY--0.5%

Chesapeake Energy Corp.                                                 8.125      4/1/2011                   555,000      599,400

Salomon Brothers AF for OAO Siberian Oil Co.                           10.750     1/15/2009                   485,000      499,550

Pemex Project Funding Master Trust                                      2.820     6/15/2010                   515,000      517,318

                                                                                                                       -----------
                                                                                                                         1,616,268
                                                                                                                       -----------
FINANCIAL--1.2%

Petronas Capital Ltd.  *                                                7.875     5/22/2022                   430,000      475,368

Banco Nacional de Desenvolvimento Economic (a)                          9.622     6/16/2008                   500,000      507,500

Banque Centrale de Tunisie                                              7.375     4/25/2012                   580,000      629,300

Chevy Chase Bank FSB                                                    6.875     12/1/2013                   705,000      705,000

Glencore Funding LLC                                                    6.000     4/15/2014                 1,625,000    1,507,253

                                                                                                                       -----------
                                                                                                                         3,824,421
                                                                                                                       -----------
INDUSTRIAL--0.2%

Allied Waste North America                                              8.875      4/1/2008                   615,000      673,425
                                                                                                                       -----------
UTILITIES--0.2%

AES Corp.                                                               8.750     5/15/2013                   610,000      653,463
                                                                                                                       -----------

Total Corporate (Cost $14,090,955)                                                                                      14,341,764
                                                                                                                       -----------

   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY                                                                RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS--2.6%

Republic of Brazil                                                     2.125%     4/15/2012         USD       658,824  $   555,059

Republic of Brazil (a)                                                  2.063     4/15/2006                   472,000      463,740

Republic of Brazil (a)                                                  7.309     6/29/2009                   415,000      415,000

Republic of Bulgaria (a)                                                2.000     7/28/2024                   220,000      219,725

Republic of Bulgaria 144A                                               8.250     1/15/2015                   340,000      395,675

Republic of Columbia  *                                                10.000     1/23/2012                   505,000      522,675

Republic of El Salvador                                                 8.500     7/25/2011                   510,000      550,800

Republic of El Salvador                                                 8.250     4/10/2032                   370,000      343,175

Republic of Panama                                                      8.875     9/30/2027                   500,000      485,000

Republic of Peru FLIRB (a)                                              4.500      3/7/2017                   415,000      336,150

Republic of South Africa                                                6.500      6/2/2014                   540,000      542,700

Republic of Turkey                                                      9.000     6/30/2011                   240,000      240,600

Russian Federation                                                     11.000     7/24/2018                   360,000      453,600

Russian Federation                                                     12.750     6/24/2028                   190,000      275,975

Russian Federation                                                      5.000     3/31/2030                   700,000      639,625

Turkey Government International Bond                                   11.500     1/23/2012                   400,000      448,000

Ukraine Government Senior Notes                                        11.000     3/15/2007                   568,410      611,041

United Mexican States                                                   9.875      2/1/2010                   730,000      876,365
                                                                                                                       -----------
Total Sovereign Bonds (Cost $8,741,007)                                                                                  8,374,905
                                                                                                                       -----------
YANKEE BONDS--2.1%

British Sky Broadcasting PLC                                            7.300    10/15/2006                 1,035,000    1,117,427

British Sky Broadcasting PLC                                            6.875     2/23/2009                 3,185,000    3,478,472

Hutchison Whampoa Ltd. 144A                                             5.450    11/24/2010                 1,400,000    1,374,142

Rogers Cable, Inc.                                                      6.250     6/15/2013                   640,000      602,509

Royal Caribbean Cruises Ltd. *                                          8.250      4/1/2005                   225,000      232,875
                                                                                                                       -----------
Total Yankee Bonds (Cost $6,856,420)                                                                                     6,805,425
                                                                                                                       -----------
U.S. TREASURY OBLIGATIONS--1.3%

TREASURY NOTES--1.3%

United States Treasury Note                                             3.250     8/15/2008                 2,395,000    2,365,343

United States Treasury Note                                             6.250     5/15/2030                 1,720,000    1,925,795
                                                                                                                       -----------
Total U.S. Treasury Obligations (Cost $4,246,000)                                                                        4,291,138
                                                                                                                       -----------
FOREIGN DENOMINATED--80.6%

AUSTRALIA--5.0%

Australia Government Bond                                               7.500     9/15/2009         AUD    15,830,000   11,901,732

Australia Government Bond                                               6.500     5/15/2013                 6,115,000    4,436,623
                                                                                                                       -----------
                                                                                                                        16,338,355
                                                                                                                       -----------
CANADA--0.5%

Canadian Pacific Railway Ltd                                            4.900     6/15/2010         CAD     2,000,000    1,482,404

DENMARK--3.4%

Denmark Government Bond                                                 4.000    11/15/2004         DKK    53,200,000    8,778,707

Realkredit Danmark A/S                                                  4.000      1/1/2006                13,965,000    2,331,622
                                                                                                                       -----------
                                                                                                                        11,110,329
                                                                                                                       -----------


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                PAR       VALUE
SECURITY                                                                RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
EURO--65.1%

Allied Domecq Financial Services PLC                                   5.875%     6/12/2009         EUR       370,000  $   481,886

Autostrade SpA                                                          2.552      6/9/2011                   900,000    1,094,531

Bank of America Corp.                                                   4.625     2/18/2014                   780,000      940,656

Barclays Bank PLC                                                       7.500    12/15/2010                   350,000      496,808

Belgium Government Bond                                                 4.250     9/28/2013                 5,100,000    6,187,958

Bundesobligation                                                        5.000     5/20/2005                 9,505,000   11,845,654

Bundesobligation                                                        5.000     8/19/2005                 7,715,000    9,667,351

Bundesobligation                                                        3.500    10/10/2008                 6,220,000    7,588,286

Buoni del Tesoro Poliennali                                             2.150     9/15/2014                 1,565,000    1,902,071

Citigroup, Inc. (a)                                                     2.237      6/3/2011                 1,250,000    1,517,221

Depfa ACS Bank                                                          3.875     7/15/2013                 4,350,000    5,087,083

Deutsche Bundesrepublik                                                 5.250      1/4/2011                   340,000      445,834

Deutsche Bundesrepublik                                                 5.000      7/4/2011                 3,645,000    4,713,093

Deutsche Bundesrepublik                                                 4.500      1/4/2013                 5,090,000    6,337,248

Deutsche Bundesrepublik                                                 4.000      1/4/2028                13,985,000   17,330,500

Deutsche Bundesrepublik                                                 5.625      1/4/2028                   695,000      930,520

Deutsche Bundesrepublik                                                 4.750      7/4/2028                 3,970,000    4,736,183

Deutsche Bundesrepublik                                                 6.250      1/4/2030                 4,175,000    6,052,180

Deutsche Telekom International Finance BV                               8.125     5/29/2012                   535,000      792,334

Dexia Municipal Agency *                                                5.375     4/26/2007                 3,500,000    4,518,596

FBG Treasury Europe                                                     5.750     3/17/2005                   750,000      932,971

FCE Bank PLC                                                            2.389     6/28/2006                   880,000    1,065,275

France Government                                                       3.150     7/25/2032                 3,714,156    5,222,204

France Telecom                                                          7.250     1/28/2013                 1,285,000    1,808,582

French Treasury Note                                                    5.000     1/12/2006                10,015,000   12,644,341

GE Capital European Funding                                             2.198      5/4/2011                 1,260,000    1,529,927

General Motors Acceptance Corp.                                         3.710      7/5/2005                   865,000    1,068,560

General Motors Corp.                                                    8.375      7/5/2033                   410,000      550,493

HBOS PLC                                                                6.050    11/23/2049                   390,000      513,194

Hellenic Republic                                                       4.500     5/20/2014                 2,900,000    3,531,318

Hilton Group Finance PLC                                                6.500     7/17/2009                   565,000      752,672

HJ Heinz BV                                                             5.125     4/10/2006                   550,000      694,149

Honeywell Holding BV                                                    5.250    12/20/2006                   405,000      511,200

Household Finance Corp.                                                 6.500      5/5/2009                   335,000      452,395

International Paper Co.                                                 5.375     8/11/2006                   405,000      513,178

Italy Buoni Poliennali Del Tesoro                                       4.500      3/1/2007                10,675,000   13,497,362

Kappa Beheer BV                                                        10.625     7/15/2009                   365,000      469,214

KfW Bankengruppe                                                        3.500     4/17/2009                 5,935,000    7,191,892

Lear Corp.                                                              8.125      4/1/2008                   830,000    1,153,653

Linde Finance BV                                                        6.000     7/29/2049                 3,410,000    4,320,873

MBNA Master Credit Card Trust USA                                       4.375     8/19/2004                 3,620,000    4,421,556

Morgan Stanley                                                          5.750      4/1/2009                   585,000      766,810

Nalco Co. 144A                                                          7.750    11/15/2011                   490,000      614,977

National Westminster Bank PLC                                           6.625     10/5/2009                   225,000      303,543

Netherlands Government Bond                                             5.500     7/15/2010                10,000,000   13,250,542

Nordea Bank Sweden AB                                                   6.000    12/13/2010                   380,000      482,960

Parker Hannifin Corp.                                                   6.250    11/21/2005                   200,000      254,646

Pemex Project Funding Master Trust                                      6.625      4/4/2010                   440,000      563,751

Republic of Bulgaria                                                    7.500     1/15/2013                   110,000      154,274

Republic of South Africa                                                5.250     5/16/2013                   345,000      408,822


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON INTERNATIONAL FIXEDNCOME FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY                                                                RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)

Sara Lee Corp.                                                         6.125%     7/27/2007         EUR       545,000  $   713,935

Spain Government Bond                                                   4.950     7/30/2005                 9,980,000   12,487,313

Spain Government Bond                                                   4.250    10/31/2007                11,820,000   14,865,370

Svenska Handelsbanken                                                   5.500      3/7/2011                   400,000      507,340

Teksid Aluminum SpA                                                    11.375     7/15/2011                   180,000      187,725

Telecom Italia Finance SA                                               7.250     4/20/2011                   555,000      767,760

Telecom Italia SPA                                                      6.250      2/1/2012                   610,000      806,923

Telefonica Europe BV                                                    5.125     2/14/2013                   545,000      681,446

Telenor ASA                                                             5.875     12/5/2012                 1,100,000    1,452,666

ThyssenKrupp Finance Nederland BV                                       7.000     3/19/2009                   420,000      561,361

Tyco International Group SA                                             5.500    11/19/2008                 2,385,000    3,055,061

Valentia Telecommunications Ltd                                         7.250     8/15/2013                   600,000      756,689

Veolia Environnement                                                    5.875     6/27/2008                   525,000      685,747

West LB Covered Bank PLC                                                4.000     3/25/2014                 1,600,000    1,873,215
                                                                                                                      ------------
                                                                                                                       211,713,878
                                                                                                                      ------------
SINGAPORE--2.6%

Singapore Government Bond                                               3.500      7/1/2012         SGD    14,095,000    8,324,788
                                                                                                                      ------------

TURKEY--0.3%

Turkey Government Bond (b)                                              0.000     8/24/2005         TRL     1,000,000      893,938
                                                                                                                      ------------

UNITED KINGDOM--3.7%

Inco, Ltd.                                                             15.750     7/15/2006         GBP       796,000    1,617,325

United Kingdom Gilt                                                     8.000     9/27/2013                 1,975,000    4,350,897

United Kingdom Gilt                                                     4.000      3/7/2009                 3,500,000    6,085,697
                                                                                                                      ------------
                                                                                                                        12,053,919
                                                                                                                      ------------

Total Foreign Denominated (Cost $245,202,654)                                                                          261,917,611
                                                                                                                      ------------

TOTAL BONDS AND NOTES (Cost $280,731,082)                                                                              297,294,595
                                                                                                                      ------------

PURCHASED OPTIONS--0.2%                                                                                  CONTRACT SIZE
                                                                                                         -------------

USD Put/JPY Call, Strike Price 105, 7/6/04 (USD)                                                            7,400,000           --

USD Put/EUR Call, Strike Price 1.30, 7/9/04 (USD)                                                           5,610,000          561

USD Put/CAD Call, Strike Price 1.26, 7/13/04 (USD)                                                          7,610,000           --

USD Put/AUD Call, Strike Price .7825, 7/23/04 (USD)                                                         3,870,000           --

USD Put/JPY Call, Strike Price 105, 9/28/04 (USD)                                                           7,700,000       97,028

USD Put/EUR Call, Strike Price 1.25, 11/18/04 (USD)                                                        15,000,000      217,500

USD Put/CAD Call, Strike Price 1.34, 11/29/04 (USD)                                                         5,820,000      128,040

USD Put/EUR Call, Strike Price 1.27, 11/29/04 (USD)                                                         5,820,000       64,020
                                                                                                                      ------------

TOTAL PURCHASED OPTIONS (Cost $1,193,901)                                                                                  507,149
                                                                                                                      ------------

SHORT TERM INVESTMENTS--8.6%

U.S. GOVERNMENT--0.1%                                                                                      PAR VALUE
                                                                                                           ----------

United States Treasury Bill **+                                         1.150                       USD      300,000       299,396
                                                                                                                      ------------

INVESTMENT COMPANIES--8.5%

Dreyfus Institutional Preferred Plus ++                                 1.000                              27,549,837   27,549,837
                                                                                                                      ------------
TOTAL SHORT TERM INVESTMENTS--(Cost $27,849,233)                                                                        27,849,233
                                                                                                                      ------------

    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                                PAR         VALUE
SECURITY                                                                RATE                                   VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED--0.6%

INVESTMENT COMPANIES--0.6%

Dreyfus Cash Management Plus Fund((+)(+)) (cost $2,059,850)            1.000%                       USD     2,059,850   $2,059,850
                                                                                                                      ------------

TOTAL INVESTMENTS--100.9% (Cost $311,834,066)                                                                          327,710,827

LIABILITIES IN EXCESS OF OTHER ASSETS--(0.9%)                                                                          (2,930,429)
                                                                                                                      ------------

NET ASSETS--100.0%                                                                                                    $324,780,398
                                                                                                                      ============

NOTES TO SCHEDULE OF INVESTMENTS:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.

AUD--Australian Dollar

CAD--Canadian Dollar

DKK--Danish Krone

EUR--Euro

FLIRB--Front Loaded Interest Reduction Bond

GBP--British Pound

SGD--Singapore Dollar

TRL--Turkish Lira

(a) Variable Rate Security; rate indicated is as of 6/30/2004.

(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

*   Security, or a portion of thereof, was on loan at June 30, 2004.

+   Denotes all or part of security segregated as collateral.

++ Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.

**  Rate noted is yield to maturity.


    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               PERCENTAGE
                                                                 OF NET
INDUSTRY SECTOR                                                  ASSETS
--------------------------------------------------------------------------------
Foreign Government                                                 64.0%
Financial                                                          11.0%
Short Term Investments                                              9.2%
Communications                                                      4.5%
Industrial                                                          3.3%
Consumer Noncyclical                                                1.9%
Asset Backed                                                        1.8%
U.S. Government 1.3%
Consumer Cyclical                                                   1.3%
Basic Materials                                                     1.3%
Energy                                                              0.8%
Utilities                                                           0.5%
                                                                 -------
                                                                  100.9%

                                                               PERCENTAGE
                                                                 OF NET
TOP TEN COUNTRIES                                                ASSETS
--------------------------------------------------------------------------------
Germany                                                            23.6%
United States                                                      19.2%
Spain                                                               8.4%
France                                                              7.7%
Netherlands                                                         6.8%
United Kingdom                                                      5.7%
Italy                                                               5.3%
Australia                                                           5.0%
Denmark                                                             3.4%
Ireland                                                             2.8%



    The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon International Fixed Income Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     During the period ended June 30, 2004 the Fund had offered two classes of shares: Institutional Class and Service Class. On April 30, 2004 the Service Class was liquidated and closed. Expenses of the Fund, until the time when the Service Class was closed, were borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of up to 0.25% of the average daily net assets of the Service Class of shares. Each class voted separately as a class only with respect to its own service plan (Service Class only) or other matters that relate only to that class. Shares of the Service Class received their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) when the Service Class was liquidated.

     The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities. The Fund also invests, under normal circumstances, at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign governments and companies located in various countries, including emerging markets.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     E. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, futures, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     F. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Service Class operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) for the period ended June 30, 2004, so that the Service Class annual operating expenses did not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon reimbursed the Service Class $2,032 for class specific operating expenses.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus which is an affiliate of Standish Mellon to provide transfer agent services to the Fund. Pursuant to this agreement the Fund was charged $3,500 during the period ended June 30, 2004 and $3,500 was owed at June 30, 2004.

     The Fund compensates Mellon Bank, N.A., under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the fund. Pursuant to this agreement the Fund was charged $106,142 during the period ended June 30, 2004 and $ 33,151 was owed at June 30, 2004.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2004, the Fund received $504 of redemption fees.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term investments, for the period ended June 30, 2004 were as follows:

                                                                       PURCHASES                SALES
                                                                     ------------           ------------
     U.S. Government Securities                                      $ 8,425,355            $  7,752,374
                                                                     ===========            ============

     Investments (non-U.S. Government Securities)                    $218,878,185           $264,428,943
                                                                     ============           ============

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                   PERIOD ENDED              YEAR ENDED
     INSTITUTIONAL CLASS:                                         JUNE 30, 2004          DECEMBER 31, 2003
     -------------------------------------------------------------------------------------------------------------------------------

     Shares sold                                                       2,359,203              11,910,779

     Shares issued to shareholders in payment
       of distributions declared                                            --                     --

     Shares redeemed                                                  (4,593,678)            (12,510,470)
                                                                      ----------             -----------

     Net decrease                                                     (2,234,475)               (599,691)
                                                                      ==========             ===========


                                                                      PERIOD ENDED            YEAR ENDED
     SERVICE CLASS:                                                   JUNE 30, 2004        DECEMBER 31, 2003
     -------------------------------------------------------------------------------------------------------------------------------

     Shares sold                                                           1,242                  52,864

     Shares issued to shareholders in payment
       of distributions declared                                              --                      --

     Shares redeemed                                                      (4,616)               (182,602)
                                                                       -----------            -----------

     Net decrease                                                         (3,374)               (129,738)
                                                                       ===========            ===========



        At June 30, 2004, three shareholders held of record approximately 8%, 6% and 6% of the total outstanding shares of the Fund.

        A significant portion of the Fund's shares are beneficially owned by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion. Investment activity of these shareholders could have a material impact on the Fund.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                 $291,079,643
                                                    ============

     Unrealized appreciation                        $ 19,197,053

     Unrealized depreciation                         (3,320,295)
                                                    ------------

     Net unrealized appreciation/depreciation       $ 15,876,758
                                                    ------------

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     A summary of the written put options for the period ended June 30, 2004 is as follows:

                                         NUMBER OF
     WRITTEN PUT OPTION TRANSACTIONS     CONTRACTS     PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period        --             --

     Options written                          1        $71,730

     Options expired                          0              0

     Options closed                          (1)       (71,730)
                                           -------     --------

     Outstanding, end of period               0              0
                                           =======     ========


     At June 30, 2004, the Fund no held written put option contracts.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     A summary of the written call options for the period ended June 30, 2004 is as follows:

                                                NUMBER OF
     WRITTEN CALL OPTION TRANSACTIONS           CONTRACTS         PREMIUMS
     ---------------------------------------------------------------------
     Outstanding, beginning of period               --                 --

     Options written                                 1           $ 38,338

     Options expired                                (1)           (38,338)

     Options closed                                 --                 --

                                                --------         ---------

     Outstanding, end of period                     --                 --
                                                ========         =========

     At June 30, 2004, the Fund held no written call option contracts.

     A summary of the written currency options for the period ended June 30, 2004 is as follows:

                                                NUMBER OF
     WRITTEN CURRENCY OPTION TRANSACTIONS       CONTRACTS         PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period                3          $ 184,869

     Options written                                10            543,781

     Options expired                                (3)          (147,943)

     Options closed                                 (4)          (253,304)
                                                --------         ---------

     Outstanding, end of period                      6           $327,403
                                                ========         =========

     At June 30, 2004, the Fund held the following written currency option contracts:

     SECURITY                                   CONTRACTS         VALUE
     ---------------------------------------------------------------------------

     USD PUT EUR CALL, Strike Price 1.37, 7/09/04    1                 --

     USD PUT AUD CALL, Strike Price 0.82, 7/23/04    1                 --

     USD PUT JPY CALL, Strike Price 100, 9/28/04     1           $ 32,325

     USD PUT EUR CALL, Strike Price 1.32, 11/18/04   1             48,000

     USD PUT EUR CALL, Strike Price 1.27, 11/29/04   1             32,592

     USD PUT EUR CALL, Strike Price 1.34, 11/29/04   1             17,460
                                                                 --------
     Total (premiums received $327,403)                          $130,377
                                                                 ========

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At June 30, 2004 the Fund held the following forward foreign currency exchange contracts.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                       LOCAL PRINCIPAL      CONTRACT                       AGGREGATE        UNREALIZED
        CONTRACTS TO DELIVER               AMOUNT          VALUE DATE       VALUE         FACE AMOUNT       GAIN/(LOSS)
        ----------------------------------------------------------------------------------------------------------------------------
        Australian Dollar                 23,830,000        9/15/2004   $  16,456,168   $  16,587,520      $    131,352

        Canadian Dollar                    2,150,000        9/15/2004       1,609,284       1,585,546           (23,738)

        Danish Krone                      79,780,000        9/15/2004      13,066,283      12,947,095          (119,188)

        Euro                             181,324,000        9/15/2004     220,662,780     219,179,773        (1,483,007)

        British Pound Sterling             6,290,000        9/15/2004      11,354,209      11,395,913            41,704

        Swedish Krona                     60,432,218         7/1/2004       8,038,700       8,050,116            11,416

        Swedish Krona                     56,360,000        9/15/2004       7,487,805       7,432,904           (54,901)

        Singapore Dollar                  15,805,000        9/15/2004       9,216,012       9,237,288            21,276
                                                                         ------------    ------------       -----------

        Total                                                            $287,891,241    $286,416,155       $(1,475,086)
                                                                         ============    ============       ===========

                                       LOCAL PRINCIPAL      CONTRACT                       AGGREGATE        UNREALIZED
        CONTRACTS TO RECEIVE               AMOUNT          VALUE DATE       VALUE         FACE AMOUNT       GAIN/(LOSS)
        ----------------------------------------------------------------------------------------------------------------------------
        Euro                               7,862,699         7/2/2004    $  9,580,699    $  9,567,332       $  13,367

        Euro                               6,260,000        9/15/2004       7,618,126       7,581,461          36,665

        British Pound Sterling             3,385,580         7/1/2004       6,154,084       6,158,371         (4,287)

        Swedish Krona                     56,360,000        9/15/2004       7,487,805       7,498,669        (10,864)

                                                                         ------------     ------------      ---------

        Total                                                             $30,840,714     $30,805,833       $  34,881
                                                                         ============     ===========       =========

        FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                                              IN                            CONTRACT         UNREALIZED
        CONTRACTS TO DELIVER                 VALUE       EXCHANGE FOR         VALUE        VALUE DATE          (LOSS)
        ----------------------------------------------------------------------------------------------------------------------------
        Euro                             $4,071,219      Swedish Krona     $4,050,013         9/2/2004       $(21,206)
                                                                                                             ---------

    FUTURES CONTRACTS

    The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERNATIONAL FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

        At June 30, 2004 the Fund held the following futures contracts:

                                                                              UNDERLYING FACE        UNREALIZED
        CONTRACT                           POSITION      EXPIRATION DATE      AMOUNT AT VALUE          (LOSS)
        ----------------------------------------------------------------------------------------------------------------------------

        U.S. 5 Year Note (211 Contracts)     Short          9/21/2004           $22,933,063          $(202,164)
        U.S. 10 Year Note (45 Contracts)     Short          9/21/2004             4,919,766            (56,827)
                                                                               ------------           ---------
                                                                                $27,852,829          $(258,991)
                                                                               ============           =========

     SWAP AGREEMENTS

     The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2004, the Fund held no open swap contracts:

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2004 resulting in $9,913 of security lending income. At June 30, 2004 the Fund had $1,952,464 worth of securities on loan.

     See the Statement of Investments for further detail on the security positions on loan.

(8)  LINE OF CREDIT:

     The Fund, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $1,500 for the Fund.

     During the period ended June 30, 2004, the Fund had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees


                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS              TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming                Trustee         Trustee since    Chairman of the Board         29              None
c/o Decision Resources, Inc.                     11/3/1986         and Chief Executive
260 Charles Street                                                Officer, Decision
Waltham, MA 02453                                                 Resources, Inc.
9/30/40

Caleb Loring III                 Trustee         Trustee since    Trustee, Essex Street         29              None
c/o Essex Street Associates                      11/3/1986        Associates (family
P.O. Box 181                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee         Trustee since    William Joseph Maier,         29              None
c/o Harvard University                           9/13/1986        Professor of Political
Cambridge, MA 02138                                               Economy, Harvard
8/5/44                                                            University

John H. Hewitt                   Trustee         Trustee since    Trustee, Mertens              29              None
P.O. Box 2333                                    11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Patrick J. Sheppard        Trustee, President      Since 2003     Senior Vice President         29              None
Mellon Institutional            and Chief                         and Chief Operating
Asset Management            Executive Officer                     Officer, Mellon Institutional
One Boston Place                                                  Asset Management;
Boston, MA 02108                                                  formerly Vice President
7/24/65                                                           and Chief Financial Officer,
                                                                  Mellon Institutional
                                                                  Asset Management

Principal Officers who are Not Trustees

                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS              OFFICER          OFFICER
-----------------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann            Vice President      Since 2003       Senior Vice President         29              None
Mellon Institutional          and Secretary                       and Head of Operations
Asset Management                                                  Mellon Institutional Asset
One Boston Place                                                  Management, formerly
Boston, MA 02108                                                  First Vice President,
2/20/61                                                           Mellon Institutional Asset
                                                                  Management and Mellon
                                                                  Global Investments

Steven M. Anderson           Vice President      Vice President   Vice President and Mutual     29              None
Mellon Institutional          and Treasurer      since 1999;      Funds Controller, Mellon
Asset Management                                 Treasurer since  Institutional Asset
One Boston Place                                 2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice      Since 1996       Vice President and            29              None
Mellon Institutional            President                         Manager, Mutual Funds
Asset Management                                                  Operations, Mellon
One Boston Place                                                  Institutional Asset
Boston, MA 02108                                                  Management
8/19/51

Cara E. Hultgren,            Assistant Vice      Since 2001       Assistant Manager, Mutual     29              None
Mellon Institutional            President                         Fund Operations since
Asset Management                                                  1999; Shareholder
One Boston Place                                                  Representative, Mellon
Boston, MA 02108                                                  Institutional Asset
1/19/71                                                           Management


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













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
















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












                      [Logo] Mellon
                             --------------------------
                             Mellon Institutional Funds

                             One Boston Place
                             Boston, MA 02108-4408
                             800.221.4795
                             www.melloninstitutionalfunds.com

                                                                      0931SA0604

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Financial Statements               STANDISH MELLON
                                   INTERNATIONAL FIXED INCOME FUND II
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

  Investments in securities (Note 1A) (including securities on loan, valued at $512,646 (Note 7))
    Unaffiliated issuers, at value (cost $30,574,066)                                                              $31,494,807
    Affiliated issuers, at value (cost $3,548,531) (Note 1G)                                                         3,548,531
  Cash                                                                                                               2,948,871
  Foreign Currency (cost $388,882)                                                                                     388,774
  Receivable for Fund shares sold                                                                                    5,167,860
  Receivable for securities sold                                                                                       439,049
  Unrealized appreciation on forward currency exchange contracts (Note 6)                                              116,349
  Interest and dividends receivable                                                                                    809,558
  Prepaid expenses                                                                                                       9,398
                                                                                                                   -----------
    Total assets                                                                                                    44,923,197

LIABILITIES
 Payable for Fund shares redeemed                                                             $  454,393
 Payable for investments purchased                                                             6,733,667
 Liability for securities on loan (Note 7)                                                       548,531
 Unrealized depreciation on forward currency exchange contracts (Note 6)                          59,539
 Options written, at value (Note 6) (premiums received, $24,452)                                  10,665
 Payable for variation margin                                                                      8,656
 Accrued accounting, custody and transfer agent fees (Note 2)                                     14,763
 Accrued trustees' fees and expenses (Note 2)                                                      1,462
 Accrued expenses and other liabilities                                                           20,410
                                                                                              -----------
    Total liabilities                                                                                                7,852,086
                                                                                                                   -----------
NET ASSETS                                                                                                         $37,071,111
                                                                                                                   ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $36,152,808
  Accumulated net realized loss                                                                                       (300,512)
  Undistributed net investment income                                                                                  217,351
  Net unrealized depreciation                                                                                        1,001,464
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $37,071,111
                                                                                                                   ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            1,666,415
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                       $22.25
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (including securities lending income of $2,050 (Note 7))                                         $   749,150

EXPENSES
 Investment advisory fee (Note 2)                                                            $    52,777
 Accounting, custody, and transfer agent fees (Note 2)                                            42,862
 Legal and audit services                                                                         20,165
 Registration fees                                                                                 9,448
 Trustees' fees and expenses (Note 2)                                                              2,478
 Insurance expense                                                                                 3,161
 Miscellaneous                                                                                     4,859
                                                                                             -----------
                                                                                                 135,750
DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                      (37,582)
                                                                                             -----------
    Net expenses                                                                                                        98,168
                                                                                                                   -----------
      Net investment income                                                                                            650,982

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                             (88,856)
    Financial futures contracts                                                                   43,974
    Foreign currency transactions and forward currency exchange contracts                        461,357
    Written options transactions                                                                  51,473
                                                                                             -----------
      Net realized gain                                                                                                467,948
  Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                                           (1,445,838)
                                                                                             -----------
      Change in net unrealized appreciation (depreciation)                                                          (1,445,838)
                                                                                                                   -----------
    Net realized and unrealized loss on investments                                                                   (977,890)
                                                                                                                   -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                                                         $  (326,908)
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              PERIOD ENDED
                                                                                              JUNE 30, 2004        YEAR ENDED
                                                                                               (UNAUDITED)      DECEMBER 31, 2003
                                                                                              -------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                                      $   650,982          $    784,044
  Net realized gain                                                                              467,948             3,073,507
  Change in net unrealized appreciation (depreciation)                                        (1,445,838)              556,179
                                                                                             -----------          ------------
  Net decrease in net assets from investment operations                                         (326,908)            4,413,730
                                                                                             -----------          ------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                                                    (539,551)           (3,060,410)
                                                                                             -----------          ------------
  Total distributions to shareholders                                                           (539,551)           (3,060,410)
                                                                                             -----------          ------------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                            18,930,775            10,008,544
  Value of shares issued to shareholders in payment of distributions declared                    535,327             3,046,737
  Cost of shares redeemed                                                                     (5,511,838)          (11,627,410)
                                                                                             -----------          ------------
  Net increase in net assets from Fund share transactions                                     13,954,264             1,427,871
                                                                                             -----------          ------------

TOTAL INCREASE IN NET ASSETS                                                                  13,087,805             2,781,191
NET ASSETS
  At beginning of period                                                                      23,983,306            21,202,115
                                                                                             -----------          ------------
  At end of period (including undistributed
    net investment income of $217,351 and $105,920)                                          $37,071,111          $ 23,983,306
                                                                                             ===========          ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                              FOR THE PERIOD
                                                   FOR THE PERIOD                                             JUNE 30, 1999
                                                        ENDED                  YEAR ENDED DECEMBER 31,       (COMMENCEMENT OF
                                                    JUNE 30, 2004   --------------------------------------    OPERATIONS) TO
                                                     (UNAUDITED)      2003      2002     2001(a)     2000   DECEMBER 31, 1999
                                                   -------------    -------   -------   -------    -------  -----------------
NET ASSET VALUE, BEGINNING OF YEAR                     $ 22.97      $ 21.66   $ 17.83   $ 18.87    $ 19.47        $ 20.00
                                                       -------      -------   -------   -------    -------        -------
FROM INVESTMENT OPERATIONS:
   Net investment income(1)*                              0.53         0.77      0.73      0.73       0.98           0.61
   Net realized and unrealized gain (loss) on
    investments                                          (0.85)        3.81      3.10     (1.74)     (1.50)         (0.04)
                                                       -------      -------   -------   -------    -------        -------
Total from investment operations                         (0.32)        4.58      3.83     (1.01)     (0.52)          0.57
                                                       -------      -------   -------   -------    -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                            (0.40)       (3.27)       --     (0.03)     (0.08)         (1.10)
                                                       -------      -------   -------   -------    -------        -------
Total distributions to shareholders                      (0.40)       (3.27)       --     (0.03)     (0.08)         (1.10)
                                                       -------      -------   -------   -------    -------        -------
NET ASSET VALUE, END OF YEAR                           $ 22.25      $ 22.97   $ 21.66   $ 17.83    $ 18.87        $ 19.47
                                                       =======      =======   =======   =======    =======        =======
TOTAL RETURN+++                                          (1.39)%++    21.51%    21.48%    (5.31)%    (2.73)%         2.84%++

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*                0.75%+       0.55%     0.55%     0.55%      0.27%          0.00%+
   Net Investment Income (to average daily
     net assets)*                                         4.94%+       3.34%     3.87%     3.99%      5.30%          5.93%+
   Portfolio Turnover                                       60%++       192%      178%      205%       216%            91%++
   Net Assets, End of Year (000's omitted)             $37,071      $23,983   $21,202   $40,337    $41,614        $23,999

--------------

* For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Net investment income per share(1)                 $  0.50      $  0.60   $  0.60   $  0.68    $  0.86        $  0.51
    Ratios (to average daily net assets):
    Expenses                                              1.03%+       1.30%     1.23%     0.85%      0.90%          1.02%+
    Net investment income                                 4.66%+       2.59%     3.19%     3.69%      4.67%          4.91%+

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.002, increase net realized and unrealized gains and losses per share by $0.002 and decrease the ratio of net investment income to average net assets from 4.00% to 3.99%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(1) Calculated based on average shares outstanding.

+   Computed on an annualized basis using a 366 day calendar year.

++  Not annualized.

+++ Total return would have been lower in the absence of fee waivers and expense limitations.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR       VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                     VALUE     (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES--81.2%

ASSET BACKED--0.2%
Household Automotive Trust 2003-1 A2                                    1.300%    9/18/2006         USD        65,549     $ 65,517
Whole Auto Loan Trust 2002-1 A2                                         1.880     6/15/2005                     8,896        8,898
                                                                                                                          --------
Total Asset Backed (Cost $74,437)                                                                                           74,415
                                                                                                                          --------

CORPORATE--2.2%

BASIC MATERIALS--0.1%
International Steel Group, Inc. 144A                                    6.500     4/15/2014                    50,000       46,875
                                                                                                                          --------

COMMUNICATIONS--0.6%
AT&T Wireless Services, Inc.                                            8.750      3/1/2031                    45,000       54,863
CSC Holdings, Inc.                                                      7.875    12/15/2007                    20,000       20,800
RH Donnelley Finance Corp. I 144A                                       8.875    12/15/2010                     5,000        5,488
RH Donnelley Finance Corp. I 144A                                      10.875    12/15/2012                    10,000       11,600
Salem Communications Corp.                                              7.750    12/15/2010                    15,000       15,319
Sprint Capital Corp.                                                    8.375     3/15/2012                    55,000       63,213
Sprint Capital Corp.                                                    8.750     3/15/2032                    50,000       58,264
                                                                                                                          --------
                                                                                                                           229,547
                                                                                                                          --------

CONSUMER CYCLICAL--0.3%
Coast Hotels & Casinos, Inc.                                            9.500      4/1/2009                    25,000       26,250
Mohegan Tribal Gaming Authority                                         6.375     7/15/2009                    20,000       20,050
Mohegan Tribal Gaming Authority                                         8.375      7/1/2011                    20,000       21,600
Yum! Brands Inc.                                                        8.875     4/15/2011                    25,000       30,168
                                                                                                                          --------
                                                                                                                            98,068
                                                                                                                          --------

ENERGY--0.4%
Chesapeake Energy Corp.                                                 8.125      4/1/2011                    30,000       32,400
Halliburton Co.                                                         5.500    10/15/2010                    40,000       40,468
Pemex Project Funding Master Trust 144A (a)                             2.820     6/15/2010                    45,000       45,203
Salomon Brothers AF for OAO Siberian Oil Co.                           10.750     1/15/2009                    30,000       30,900
Southern Natural Gas Co. *                                              8.875     3/15/2010                    15,000       16,388
                                                                                                                          --------
                                                                                                                           165,359
                                                                                                                          --------

FINANCIAL--0.5%
Banco Nacional de Desenvolvimento Economic (a)                          9.622     6/16/2008                    30,000       30,450
Chevy Chase Bank FSB                                                    6.875     12/1/2013                    45,000       45,000
Glencore Funding LLC 144A                                               6.000     4/15/2014                   105,000       97,392
                                                                                                                          --------
                                                                                                                           172,842
                                                                                                                          --------

INDUSTRIAL--0.2%
Allied Waste North America                                              8.875      4/1/2008                    65,000       71,175
                                                                                                                          --------

UTILITIES--0.1%
AES Corp 144A                                                           8.750     5/15/2013                    25,000       26,781
                                                                                                                          --------
Total Corporate (Cost $932,291)                                                                                            810,647
                                                                                                                          --------

SOVEREIGN BONDS--1.5%
Republic of Brazil (a)                                                  2.063     4/15/2006                    38,400       37,728
Republic of Brazil (a)                                                  7.309     6/29/2009                    35,000       35,000
Republic of Brazil (a)                                                  2.125     4/15/2012                    42,353       35,682
Republic of Bulgaria Series A (a)                                       2.000     7/28/2024                    15,000       14,981
Republic of Bulgaria 144A                                               8.250     1/15/2015                    25,000       29,094


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                     VALUE     (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------

SOVEREIGN BONDS (CONTINUED)
Republic of Colombia *                                                 10.000%    1/23/2012         USD        30,000   $   31,050
Republic of El Salvador                                                 8.500     7/25/2011                    25,000       27,000
Republic of El Salvador                                                 8.250     4/10/2032                    25,000       23,188
Republic of Panama                                                      8.875     9/30/2027                    40,000       38,800
Republic of Peru FLIRB (a)                                              4.500      3/7/2017                    25,000       20,250
Republic of South Africa                                                6.500      6/2/2014                    45,000       45,225
Republic of Turkey                                                      9.000     6/30/2011                    20,000       20,050
Republic of Turkey                                                     11.500     1/23/2012                    25,000       28,000
Russian Federation                                                     11.000     7/24/2018                    20,000       25,200
Russian Federation                                                     12.750     6/24/2028                    10,000       14,525
Russian Federation                                                      5.000     3/31/2030                    60,000       54,825
Ukraine Government Senior Notes                                        11.000     3/15/2007                    47,601       51,171
United Mexican States                                                   9.875      2/1/2010                    35,000       42,018
                                                                                                                        ----------
Total Sovereign Bonds (Cost $595,823)                                                                                      573,787
                                                                                                                        ----------

YANKEE BONDS--1.3%
Banque Centrale de Tunisie                                              7.375     4/25/2012                    30,000       32,550
British Sky Broadcasting PLC                                            7.300    10/15/2006                    70,000       75,575
British Sky Broadcasting PLC                                            6.875     2/23/2009                   180,000      196,586
HBOS PLC 144A                                                           5.375     11/1/2013                    30,000       28,911
Hutchison Whampoa Ltd. 144A                                             5.450    11/24/2010                   100,000       98,153
Rogers Cable, Inc.                                                      6.250     6/15/2013                    30,000       28,243
Royal Caribbean Cruises Ltd. *                                          8.250      4/1/2005                    15,000       15,525
                                                                                                                        ----------
Total Yankee Bonds (Cost $478,994)                                                                                         475,543
                                                                                                                        ----------

U.S. TREASURY OBLIGATIONS--1.2%
United States Treasury Note *                                           3.250     8/15/2008                   200,000      197,523
United States Treasury Note                                             6.250     5/15/2030                   225,000      251,921
                                                                                                                        ----------
Total U.S. Treasury Obligations (Cost $443,886)                                                                            449,444
                                                                                                                        ----------

FOREIGN DENOMINATED--74.8%
AUSTRALIA--4.5%
Australian Government Bond                                              7.500     9/15/2009         AUD     1,340,000    1,007,475
Australian Government Bond                                              6.500     5/15/2013                   920,000      667,489
                                                                                                                        ----------
                                                                                                                         1,674,964
                                                                                                                        ----------

CANADA--0.2%
Canadian Pacific Railway Ltd. 144A                                      4.900     6/15/2010         CAD        95,000       70,414
                                                                                                                        ----------

UNITED STATES--0.7%
Philip Morris Capital Corp.                                             4.000     5/31/2006         CHF       320,000      257,218
                                                                                                                        ----------

DENMARK--1.7%
Realkredit Danmark A/S                                                  4.000      1/1/2006         DKK       735,000      122,717
Kingdom of Denmark                                                      4.000    11/15/2004                 3,080,000      508,241
                                                                                                                        ----------
                                                                                                                           630,958
                                                                                                                        ----------

EURO--63.4%
Allied Domecq Financial Services PLC                                    5.875     6/12/2009         EUR        20,000       26,048
Bank of America Corp.                                                   4.625     2/18/2014                    50,000       60,298
Barclays Bank PLC                                                       7.500    12/15/2010                    20,000       28,389


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                     VALUE     (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
Bundesobligation                                                        5.000%    5/20/2005         EUR     1,135,000   $1,414,499
Bundesobligation                                                        5.000     8/19/2005                   760,000      952,325
Bundesobligation                                                        4.500     8/17/2007                 1,445,000    1,829,494
Bundesobligation                                                        3.500    10/10/2008                   515,000      628,291
Buoni del Tesoro Poliennali                                             2.150     9/15/2014                   100,000      121,538
Citigroup, Inc. (a)                                                     2.237      6/3/2011                   110,000      133,515
Depfa ACS Bank 144A                                                     3.875     7/15/2013                   200,000      233,889
Deutsche Bundesrepublik                                                 5.250      1/4/2011                    20,000       26,226
Deutsche Bundesrepublik                                                 5.000      7/4/2011                   230,000      297,397
Deutsche Bundesrepublik                                                 4.500      1/4/2013                   830,000    1,033,382
Deutsche Bundesrepublik                                                 4.000      7/4/2009                   725,000      898,435
Deutsche Bundesrepublik                                                 5.625      1/4/2028                   370,000      495,385
Deutsche Bundesrepublik                                                 4.750      7/4/2028                   675,000      805,270
Deutsche Telekom International Finance BV                               8.125     5/29/2012                    40,000       59,240
Dexia Municipal Agency (*)                                              5.375     4/26/2007                   185,000      238,840
Eurohypo AG 144A                                                        4.500     1/21/2013                    50,000       61,587
FBG Treasury Europe                                                     5.750     3/17/2005                    40,000       49,758
FCE Bank PLC (a)                                                        2.522     6/28/2006                    75,000       90,790
France Government                                                       3.150     7/25/2032                   190,866      268,363
France Telecom                                                          7.250     1/28/2013                    90,000      126,671
French Treasury Note                                                    5.000     1/12/2006                 1,440,000    1,818,058
GE Capital European Funding                                             2.198      5/4/2011                   110,000      133,565
General Motors Acceptance Corp. (a)                                     3.710      7/5/2005                    75,000       92,650
General Motors Corp.                                                    8.375      7/5/2033                    60,000       80,560
HBOS PLC                                                                6.050    11/23/2049                    20,000       26,318
Hellenic Republic                                                       4.500     5/20/2014                   455,000      554,264
Hilton Group Finance PLC                                                6.500     7/17/2009                    30,000       39,965
HJ Heinz BV                                                             5.125     4/10/2006                    50,000       63,104
Honeywell Holding BV                                                    5.250    12/20/2006                    20,000       25,244
Household Finance Corp.                                                 6.500      5/5/2009                    45,000       60,769
Inco, Ltd.                                                             15.750     7/15/2006                   200,000      406,363
International Paper Co.                                                 5.375     8/11/2006                    20,000       25,342
Italy Buoni Poliennali Del Tesoro                                       4.500      3/1/2007                 1,190,000    1,504,624
Kappa Beheer BV                                                        10.625     7/15/2009                    20,000       25,710
KFW Bankengruppe                                                        3.500     4/17/2009                   415,000      502,887
Kingdom of Belgium Series 41                                            4.250     9/28/2013                   675,000      818,994
Lear Corp.                                                              8.125      4/1/2008                    50,000       69,497
Linde Finance BV                                                        6.000     7/29/2049                   180,000      228,081
Morgan Stanley                                                          5.750      4/1/2009                    30,000       39,324
Nalco Co. 144A                                                          7.750    11/15/2011                    30,000       37,652
National Westminster Bank PLC                                           6.625     10/5/2009                    20,000       26,982
Netherlands Government Bond                                             5.500     7/15/2010                 1,620,000    2,146,588
Parker Hannifin Corp.                                                   6.250    11/21/2005                    10,000       12,732
Pemex Project Funding Master Trust 14A                                  6.625      4/4/2010                    20,000       25,625
Republic of Austria                                                     5.750     4/11/2007                   710,000      924,293
Republic of South Africa                                                5.250     5/16/2013                    15,000       17,775


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                     VALUE     (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
EURO (CONTINUED)
Sara Lee Corp.                                                          6.125%    7/27/2007         EUR        30,000  $    39,299
Spain Government Bond                                                   4.950     7/30/2005                 1,695,000    2,120,841
Spain Government Bond                                                   4.250    10/31/2007                   780,000      980,964
Telecom Italia Finance SA                                               7.250     4/20/2011                    30,000       41,501
Telecom Italia SpA                                                      6.250      2/1/2012                    50,000       66,141
Telefonica Europe BV                                                    5.125     2/14/2013                    35,000       43,763
Telenet Communications NV 144A                                          9.000    12/15/2013                    60,000       72,744
Telenor ASA                                                             5.875     12/5/2012                    60,000       79,236
ThyssenKrupp Finance Nederland BV                                       7.000     3/19/2009                    25,000       33,414
Tyco International Group SA                                             5.500    11/19/2008                   175,000      224,166
Valentia Telecommunications Ltd                                         7.250     8/15/2013                    40,000       50,446
Veolia Environnement                                                    5.875     6/27/2008                    35,000       45,717
West LB Covered Bank PLC 144A                                           4.000     3/25/2014                   100,000      117,076
                                                                                                                       -----------
                                                                                                                        23,501,904
                                                                                                                       -----------

UNITED KINGDOM--2.5%
United Kingdom Gilt                                                     4.000      3/7/2009         GBP       315,000      547,713
United Kingdom Gilt                                                     8.000     9/27/2013                   165,000      363,491
                                                                                                                       -----------
                                                                                                                           911,204
                                                                                                                       -----------

SINGAPORE--1.6%
Singapore Government Bond                                               3.500      7/1/2012         SGD     1,000,000      590,620
                                                                                                                       -----------

TURKEY--0.2%
Turkey Government Bond (b)                                              0.000     8/24/2005         TRL       100,000       89,394
                                                                                                                       -----------
Total Foreign Denominated (Cost $26,621,080)                                                                            27,726,676
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $29,146,511)                                                                                30,110,512
                                                                                                                       -----------

PURCHASED OPTIONS--0.1%                                                                                  CONTRACT SIZE
                                                                                                         --------------
USD Put/JPY Call, Strike Price 105, 7/6/04 (USD)                                                              470,000           --
USD Put/EUR Call, Strike Price 1.30, 7/9/04 (USD)                                                             350,000           35
USD Put/CAD Call, Strike Price 1.26, 7/13/04 (USD)                                                            410,000           --
USD Put/AUD Call, Strike Price .7825, 7/23/04 (USD)                                                           250,000           --
USD Put/JPY Call, Strike Price 105, 9/28/04 (USD)                                                             520,000        6,553
USD Put/ EUR Call, Strike Price 1.25, 11/18/04 (USD)                                                        1,280,000       18,560
USD Put/CAD Call, Strike Price 1.34, 11/29/04 (USD)                                                           510,000       11,220
USD Put/ Eur Call, Strike Price 1.27, 11/29/04 (USD)                                                          510,000        5,610
                                                                                                                       -----------
Total Purchased Options (Cost $85,238)                                                                                      41,978
                                                                                                                       -----------

SHORT TERM INVESTMENTS--11.7%
U.S. GOVERNMENT--3.6%                                                                                       PAR VALUE
                                                                                                            ---------
United States Treasury Bill**+                                          1.230                       USD     1,345,000    1,342,317

INVESTMENT COMPANIES--8.1%
Dreyfus Institutional Preferred Plus++                                  1.000                               3,000,000    3,000,000
                                                                                                                       -----------
TOTAL SHORT TERM INVESTMENTS--(Cost $4,342,317)                                                                          4,342,317
                                                                                                                       -----------


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY DESCRIPTION                                                    RATE                                   VALUE     (NOTE 1A)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED--1.5%

INVESTMENT COMPANIES--1.5%
Dreyfus Cash Management Plus Fund++ (Cost $548,531)                    1.000%                       USD       548,531  $   548,531
                                                                                                                       -----------

TOTAL INVESTMENTS--94.5% (Cost $34,122,597)                                                                             35,043,338

OTHER ASSETS, LESS LIABILITIES--5.5%                                                                                     2,027,773
                                                                                                                       -----------

NET ASSETS--100.0%                                                                                                     $37,071,111

NOTES TO SCHEDULE OF INVESTMENTS:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
AUD--Australian Dollar
CAD--Canadian Dollar
CHF--Swiss Franc
DKK--Danish Krone
EUR--Euro
FLIRB--Front Loaded Interest Reduction Bond
GBP--British Pound
SGD--Singapore Dollar
TRL--Turkish Lira
(a) Variable Rate Security; rate indicated is as of 6/30/2004.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.
*   Security, or a portion of thereof, was on loan at June 30, 2004.
+   Denotes all or part of security segregated as collateral.
++  Affiliated institutional money market fund. The effective yield is 1.00%.
    A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 PERCENTAGE
                                                                   OF NET
INDUSTRY SECTOR                                                    ASSETS
--------------------------------------------------------------------------------
Foreign Government                                                 64.9%
Short Term Investments                                             13.2%
Financial                                                           6.3%
Industrial                                                          2.9%
Communications                                                      2.7%
Consumer Noncyclical                                                1.2%
U.S. Government 1.2%
Consumer Cyclical                                                   0.8%
Energy                                                              0.5%
Basic Materials                                                     0.4%
Asset Backed                                                        0.2%
Utilities                                                           0.2%
                                                                 -------
                                                                   94.5%

                                                                PERCENTAGE
                                                                  OF NET
TOP TEN COUNTRIES                                                 ASSETS
--------------------------------------------------------------------------------
Germany                                                            24.2%
United States                                                      19.4%
Spain                                                               8.4%
Netherlands                                                         7.2%
France                                                              6.7%
Italy                                                               4.6%
Australia                                                           4.5%
United Kingdom                                                      3.9%
Austria                                                             2.5%
Belgium                                                             2.4%


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon International Fixed Income Fund II (the "Fund") is a separate non-diversified investment series of the Trust.

    The objective of the Fund is to maximize total return while realizing a market level of income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities, and at least 65% of net assets in non-U.S. dollar denominated fixed income securities of foreign government and companies located in various countries, including emerging markets.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. INVESTMENT SECURITY VALUATIONS

    Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

    Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

    B. SECURITIES TRANSACTIONS AND INCOME

    Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

    C. FOREIGN CURRENCY TRANSACTIONS

    Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

    Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    D. INVESTMENT RISK

    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

    E. DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, futures, amortization and/or accretion of premiums and discounts on certain securities, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

    Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    F. EXPENSES

    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

    H. COMMITMENTS AND CONTINGENCIES

    In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

    G. AFFILIATED ISSUERS

    Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

    The investment advisory fee paid to Standish Mellon, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.75% of the Fund's average daily net assets for the period ended June 30, 2004. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily did not impose $37,582 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    On February 23, 2004, the The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $2,983 during the period ended June 30, 2004 and $2,492 was owed at June 30, 2004.

    The Fund compensates Mellon Bank, N.A., under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the fund. Pursuant to this agreement the Fund was charged $39,579 during the period ended June 30, 2004 and owed $12,271 at June 30, 2004.

    The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended June 30, 2004, the Fund received no redemption fees.

    No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3) PURCHASES AND SALES OF INVESTMENTS:

    Purchases and proceeds from sales of investments, other than short-term investments, for the period ended June 30, 2004 were as follows:

                                                  PURCHASES        SALES
                                                 -----------    -----------
    U.S. Government Securities                   $   765,812    $   346,935
                                                 ===========    ===========
    Investments (non-U.S.Government Securities)  $22,706,435    $14,584,027
                                                 ===========    ===========

(4) SHARES OF BENEFICIAL INTEREST:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                     PERIOD ENDED
                                                     JUNE 30, 2004       YEAR ENDED
                                                      (UNAUDITED)     DECEMBER 31, 2003
                                                     -------------    -----------------
Shares sold                                               840,656           425,279
Shares issued to shareholders in payment
  of distributions declared                                23,977           132,785
Shares redeemed                                          (242,191)         (495,664)
                                                     ------------       -----------
Net increase                                              622,442            62,400
                                                     ============       ===========

    At June 30, 2004, two shareholders held of record approximately 73% and 10% of the total outstanding shares of the Fund.

    A significant portion of the Fund's shares are beneficially owned by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion. Investment activity of these shareholders could have a material impact on the Fund.

(5) FEDERAL TAXES:

    As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

    Aggregate Cost                                  $34,037,359
                                                    ===========
    Unrealized appreciation                         $ 1,241,628
    Unrealized depreciation                            (277,627)
                                                    -----------
    Net unrealized appreciation/depreciation        $   964,001
                                                    ===========

(6) FINANCIAL INSTRUMENTS:

    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

    The Fund may trade the following instruments with off-balance sheet risk:

    OPTIONS

    Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

    Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold
    (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2004, the Fund held the following option contracts:

                                           NUMBER OF
     WRITTEN CURRENCY OPTION TRANSACTIONS  CONTRACTS   PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period        3         $ 10,814
     Options written                        10           38,130
     Options expired                        (3)          (9,340)
     Options closed                         (4)         (15,152)
                                      -----------      --------
     Outstanding, end of period              6         $ 24,452
                                      ===========      ========

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     SECURITY                                       CONTRACTS    VALUE
     ---------------------------------------------------------------------------
     USD PUT EUR CALL, Strike Price 1.37, 7/09/04       1         --
     USD PUT AUD CALL, Strike Price 0.82, 7/23/04       1         --
     USD PUT JPY CALL, Strike Price 100, 9/28/04        1      $ 2,183
     USD PUT EUR CALL, Strike Price 1.32, 11/18/04      1        4,096
     USD PUT CAD CALL, Strike Price 1.27, 11/29/04      1        2,856
     USD PUT EUR CALL, Strike Price 1.34, 11/29/04      1        1,530
                                                               -------
     Total (premiums received 24,452)                          $10,665
                                                               =======

                                                  NUMBER OF
     WRITTEN CALL OPTION TRANSACTIONS             CONTRACTS    PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period                  --           --
     Options written                                    1       $2,519
     Options expired                                   (1)      (2,519)
     Options closed                                    --           --
                                                -----------     -------
     Outstanding, end of period                        --           --
                                                ===========     =======

                                                  NUMBER OF
     WRITTEN PUT OPTION TRANSACTIONS              CONTRACTS    PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period                  --           --
     Options written                                    1       $4,713
     Options expired                                   --           --
     Options closed                                    (1)      (4,713)
                                                -----------     -------
     Outstanding, end of period                        --           --
                                                ===========     =======

    FORWARD CURRENCY EXCHANGE CONTRACTS

    The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    At June 30, 2004 the Fund held the following forward foreign currency exchange contracts:

    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                        LOCAL PRINCIPAL     CONTRACT                       AGGREGATE         UNREALIZED
        CONTRACTS TO RECEIVE                AMOUNT         VALUE DATE          VALUE      FACE AMOUNT         GAIN/LOSS
        ----------------------------------------------------------------------------------------------------------------------------
        Canadian Dollar                      855,000        9/15/2004     $   639,971     $   630,531           $ 9,440
        Danish Krone                         470,000        9/15/2004          76,976          76,274               702
        Euro                                 444,856         7/2/2004         542,057         541,301               756
        Euro                               1,370,000        9/15/2004       1,667,226       1,658,780             8,446
        British Pound Sterling               304,702         7/1/2004         553,918         554,558              (640)
        British Pound Sterling               485,000        9/15/2004         875,484         879,863            (4,379)
        Japanese Yen                   1,321,950,000        9/15/2004      12,191,205      12,108,519            82,686
        Swedish Krona                      4,100,000        9/15/2004         544,713         545,503              (790)
                                                                          -----------     -----------           -------
        Total                                                             $17,091,550     $16,995,329           $96,221
                                                                          ===========     ===========           =======

                                        LOCAL PRINCIPAL     CONTRACT                       AGGREGATE         UNREALIZED
        CONTRACTS TO DELIVER                AMOUNT         VALUE DATE        VALUE        FACE AMOUNT         GAIN/LOSS
        ----------------------------------------------------------------------------------------------------------------------------
        Australian Dollar                  2,030,000        9/15/2004     $ 1,401,847     $ 1,412,960          $ 11,113
        Swiss Franc                          340,000        9/15/2004         272,582         272,000              (582)
        Euro                               5,480,000        9/15/2004       6,668,902       6,621,208           (47,694)
        British Pound Sterling               310,000        9/15/2004         559,587         560,480               893
        Swedish Krona                      4,250,652         7/1/2004         565,434         566,225               791
        Swedish Krona                      4,100,000        9/15/2004         544,713         540,719            (3,994)
        Singapore Dollar                   1,130,000        9/15/2004         658,911         660,433             1,522
                                                                          -----------     -----------          --------
        Total                                                             $10,671,976     $10,634,025          $(37,951)
                                                                          ===========     ===========          ========

    FORWARD FOREIGN CROSS CURRENCY EXCHANGE CONTRACTS

                                            MARKET            IN                            CONTRACT         UNREALIZED
        CONTRACTS TO DELIVER                 VALUE       EXCHANGE FOR         VALUE        VALUE DATE           LOSS
        ----------------------------------------------------------------------------------------------------------------------------
        Euro                               $279,934      Swedish Krona      $278,474          9/2/2004        $(1,460)
                                           ========                         ========                          =======

    FUTURES CONTRACTS

    The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

    At June 30, 2004 the Fund held the following futures contracts:

                                                                              UNDERLYING FACE         UNREALIZED
        CONTRACT                           POSITION      EXPIRATION DATE      AMOUNT AT VALUE            LOSS
        ----------------------------------------------------------------------------------------------------------------------------
        U.S. 5 Year Note (13 Contracts)      Short          9/21/2004           $(1,412,938)           $(12,450)
        U.S. 10 Year Note (3 Contracts)      Short          9/21/2004              (327,984)             (3,786)
                                                                                -----------            --------
                                                                                $ 1,740,922            $(16,236)
                                                                                ===========            ========

    SWAP AGREEMENTS

    The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

    At June 30, 2004, the Fund held no open swap contracts.

(7) SECURITY LENDING:

    The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERNATIONAL FIXED INCOME FUND II

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

    The Fund loaned securities during the period ended June 30, 2004 resulting in $2,050 of security lending income. At June 30, 2004 the Fund had $512,646 worth of securities on loan.

    See the Schedule of Investments for the securities that are on loan.

(8) DELAYED DELIVERY TRANSACTIONS:

    The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. This Fund segregates securities having a value at least equal to the amount of the purchase commitment.

    The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of the decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

    The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

    Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

    At June 30, 2004, the Fund did not have any delayed delivery transactions.

(9) LINE OF CREDIT:

    The Fund, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1_2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

    For the period ended June 30, 2004, the expense related to the commitment fee was $105 for the Fund.

    During the period ended June 30, 2004, the Fund had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

    The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                              NUMBER OF
                                                                         PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                             TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)       AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST      TIME SERVED            5 YEARS              TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee          Trustee since    Chairman of the Board         29              None
c/o Decision Resources, Inc.                      11/3/1986         and Chief Executive
260 Charles Street                                                 Officer, Decision
Waltham, MA 02453                                                  Resources, Inc.
9/30/40

Caleb Loring III                 Trustee          Trustee since    Trustee, Essex Street         29              None
c/o Essex Street Associates                       11/3/1986        Associates (family
P.O. Box 181                                                       investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee          Trustee since    William Joseph Maier,         29              None
c/o Harvard University                            9/13/1986        Professor of Political
Cambridge, MA 02138                                                Economy, Harvard
8/5/44                                                             University

John H. Hewitt                   Trustee          Trustee since    Trustee, Mertens              29              None
P.O. Box 2333                                     11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

                                                                                              NUMBER OF
                                                                         PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                             TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)       AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST      TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard        Trustee, President       Since 2003     Senior Vice President         29              None
Mellon Institutional            and Chief                          and Chief Operating
Asset Management            Executive Officer                      Officer, Mellon Institutional
One Boston Place                                                   Asset Management;
Boston, MA 02108                                                   formerly Vice President
7/24/65                                                            and Chief Financial Officer,
                                                                   Mellon Institutional
                                                                   Asset Management

Principal Officers who are Not Trustees

                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann            Vice President      Since 2003       Senior Vice President         29              None
Mellon Institutional          and Secretary                       and Head of Operations
Asset Management                                                  Mellon Institutional Asset
One Boston Place                                                  Management, formerly
Boston, MA 02108                                                  First Vice President,
2/20/61                                                           Mellon Institutional Asset
                                                                  Management and Mellon
                                                                  Global Investments

Steven M. Anderson           Vice President      Vice President   Vice President and Mutual     29              None
Mellon Institutional          and Treasurer      since 1999;      Funds Controller, Mellon
Asset Management                                 Treasurer since  Institutional Asset
One Boston Place                                 2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice      Since 1996       Vice President and            29              None
Mellon Institutional            President                         Manager, Mutual Funds
Asset Management                                                  Operations, Mellon
One Boston Place                                                  Institutional Asset
Boston, MA 02108                                                  Management
8/19/51

Cara E. Hultgren,            Assistant Vice      Since 2001       Assistant Manager, Mutual     29              None
Mellon Institutional            President                         Fund Operations since
Asset Management                                                  1999; Shareholder
One Boston Place                                                  Representative, Mellon
Boston, MA 02108                                                  Institutional Asset
1/19/71                                                           Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                 [LOGO] Mellon
                        --------------------------
                        Mellon Institutional Funds

                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com

                                                                      0945SA0604

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Financial Statements               STANDISH MELLON
                                   INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities (including securities on loan, valued at $7,794,809)
    (Note 7)
  Unaffiliated issuers, at value (Note 1A)(cost $68,018,581)                                                       $67,736,944
  Affiliated issuers, at value (Note 1A)(cost $9,246,645) (Note 1F)                                                  9,246,645
  Unrealized appreciation on open swap contracts (Note 6)                                                                5,960
  Receivable for investments sold                                                                                    2,853,860
  Receivable for Fund shares sold                                                                                       70,000
  Interest receivable                                                                                                  476,432
  Variation margin receivable                                                                                              859
  Prepaid expenses                                                                                                      19,767
                                                                                                                   -----------
  Total assets                                                                                                      80,410,467

LIABILITIES
 Payable for investments purchased                                                           $ 9,684,460
 Liability for securities on loan (Note 7)                                                     7,962,398
 Premium for option contracts written (amount received $51,434) (Note 6)                          21,955
 Unrealized depreciation on open swap contracts (Note 6)                                             980
 Accrued accounting, custody and transfer agent fees (Note 2)                                     13,166
 Accrued trustees' fees and expenses (Note 2)                                                      3,501
 Accrued expenses and other liabilities                                                           21,442
                                                                                             -----------
  Total liabilities                                                                                                 17,707,902
                                                                                                                   -----------
NET ASSETS                                                                                                         $62,702,565
                                                                                                                   ===========
Net Assets consist of:
  Paid-in capital                                                                                                  $62,604,295
  Accumulated net realized gain                                                                                        362,599
  Distributions in excess of net investment income                                                                      (3,035)
  Net unrealized depreciation                                                                                         (261,294)
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $62,702,565
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            3,135,563
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     20.00
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (including securities lending income of $4,672 (Note 7))                                          $1,226,006

EXPENSES
 Investment advisory fee (Note 2)                                                             $  126,308
 Accounting, custody, and transfer agent fees (Note 2)                                            44,993
 Legal and audit services                                                                         25,220
 Registration fees                                                                                 4,686
 Trustees' fees and expenses (Note 2)                                                              5,927
 Insurance expense                                                                                 5,207
 Miscellaneous                                                                                     5,438
                                                                                              ----------
                                                                                                 217,779

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                     (91,471)
                                                                                              ----------
    Net expenses                                                                                                       126,308
                                                                                                                    ----------
      Net investment income                                                                                          1,099,698
                                                                                                                    ----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                                             280,326
    Financial futures contracts                                                                   27,069
    Options transactions                                                                          51,560
                                                                                              ----------
      Net realized gain                                                                                                358,955
  Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                                           (1,359,344)
                                                                                              ----------
      Change in net unrealized appreciation (depreciation)                                                          (1,359,344)
                                                                                                                    ----------
    Net realized gains and unrealized loss on investments                                                           (1,000,389)
                                                                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $   99,309
                                                                                                                    ==========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                      STATEMENTS OF CHANGES IN NETS ASSETS
--------------------------------------------------------------------------------

                                                                                             PERIOD ENDED
                                                                                            JUNE 30, 2004           YEAR ENDED
                                                                                             (UNAUDITED)         DECEMBER 31, 2003
                                                                                            -------------        -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM INVESTMENT OPERATIONS
  Net investment income                                                                      $ 1,099,698           $ 2,430,959
  Net realized gains                                                                             358,955             1,612,628
  Change in net unrealized appreciation (depreciation)                                        (1,359,344)             (996,641)
                                                                                             -----------           -----------
  Net increase in net assets from investment operations                                           99,309             3,046,946
                                                                                             -----------           -----------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                                  (1,091,458)           (2,606,499)
  From net realized gains on investments                                                              --            (1,540,028)
                                                                                             -----------           -----------
  Total distributions to shareholders                                                         (1,091,458)           (4,146,527)
                                                                                             -----------           -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                             1,585,000             4,213,048
  Value of shares issued to shareholders in payment of distributions declared                    278,027             2,270,143
  Cost of shares redeemed                                                                       (792,702)          (26,860,158)
                                                                                             -----------           -----------
  Net increase (decrease) in net assets from Fund share transactions                           1,070,325           (20,376,967)
                                                                                             -----------           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           78,176           (21,476,548)

NET ASSETS

At beginning of period                                                                        62,624,389            84,100,937
                                                                                             -----------           -----------

At end of period (including distributions in excess of
  net investment income of $3,035 and $11,275)                                               $62,702,565           $62,624,389
                                                                                             ===========           ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                            FOR THE PERIOD
                                                               FOR THE                                      JUNE 30, 2000
                                                             PERIOD ENDED      YEAR ENDED DECEMBER 31,     (COMMENCEMENT OF
                                                             JUNE 30, 2004  ----------------------------    OPERATIONS) TO
                                                              (UNAUDITED)     2003      2002     2001(a)   DECEMBER 31, 2000
                                                             -------------  -------   -------    -------   -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD                        $ 20.31     $ 20.80   $ 20.41    $ 20.65        $ 20.00
                                                                -------     -------   -------    -------        -------
FROM INVESTMENT OPERATIONS:
   Net investment income(1)                                        0.35        0.69      0.89       1.27           0.86
   Net realized and unrealized gain (loss) on investments         (0.31)       0.09      0.79       0.59           0.89
                                                                -------     -------   -------    -------        -------
Total from investment operations                                   0.04        0.78      1.68       1.86           1.75
                                                                -------     -------   -------    -------        -------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (0.35)      (0.78)    (0.91)     (1.30)         (0.88)
   From net realized gain on investments                             --       (0.49)    (0.38)     (0.80)         (0.22)
                                                                -------     -------   -------    -------        -------
Total distributions to shareholders                               (0.35)      (1.27)    (1.29)     (2.10)         (1.10)
                                                                -------     -------   -------    -------        -------
NET ASSET VALUE, END OF YEAR                                    $ 20.00     $ 20.31   $ 20.80    $ 20.41        $ 20.65
                                                                =======     =======   =======    =======        =======
TOTAL RETURN+++                                                    0.18%++     3.81%     8.44%      9.21%          8.87%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)                          0.40%+      0.40%     0.40%      0.21%          0.00%+
   Net Investment Income (to average daily net assets)             3.49%+      3.30%     4.30%      6.00%          7.21%+
   Portfolio Turnover                                                60%++      457%      391%       357%           136%++
   Net Assets, End of Year (000's omitted)                      $62,703     $62,624   $84,101    $63,564        $57,447

--------------

* For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Net investment income per share (1)                         $  0.32     $  0.63   $  0.83    $  1.17        $  0.78
      Ratios (to average daily net assets):
      Expenses                                                     0.69%+      0.70%     0.69%      0.68%          0.72%++
    Net investment income                                          3.20%+      3.00%     4.01%      5.53%          6.48%++

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to decrease net investment income per share by $0.004, increase net realized and unrealized gains and losses per share by $0.004 and decrease the ratio of net investment income to average net assets from 6.02% to 6.00%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

+   Computed on an annualized basis using a 366 day calendar year.

++  Not annualized.

+++ Total return would have been lower in the absence of expense waivers


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR            VALUE
 SECURITY                                                                      RATE        MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES--107.8%

ASSET BACKED--25.2%
Advanta Mortgage Loan Trust 1997-4 M1                                         7.040%       1/25/2029    $ 161,679      $  161,386
American Express Credit Account Master Trust 2000-2 B(a)                      1.589        9/17/2007      150,000         150,127
American Express Credit Account Master Trust 2003-4 A                         1.690        1/15/2009      875,000         852,184
American Express Master Trust 2002-1 A(a)                                     1.309       12/15/2005      475,000         475,271
Americredit Automobile Receivables Trust 2001-D A3(a)                         1.450        9/12/2006      121,191         121,219
BMW Vehicle Owner Trust 2004-A A1                                             1.180        5/25/2005      523,345         522,761
BMW Vehicle Owner Trust 2004-A A4                                             3.320        2/25/2009      655,000         648,944
Capital Auto Receivables Asset Trust 2004-1 A4                                2.640       11/17/2008      625,000         608,893
Capital One Multi-Asset Execution Trust 2002-B1 B1(a)                         1.919        7/15/2008      625,000         628,167
Capital One Multi-Asset Execution Trust 2004-C1 C1                            3.400       11/16/2009      260,000         255,830
Capital One Prime Auto Receivables Trust 2004-1 A3                            2.020       11/15/2007       50,000          49,436
Centex Home Equity 2004-B AF2                                                 2.375       12/25/2021      150,000         147,184
Chase Credit Card Master Trust 2000-3 A(a)                                    1.369        1/15/2008      270,000         270,385
Chase Credit Card Master Trust 2002-2 C(a)                                    2.139        7/16/2007      315,000         316,217
Chase Credit Card Master Trust 2002-6 B(a)                                    1.589        1/15/2008      250,000         250,675
Chase Credit Card Master Trust 2002-8 A(a)                                    1.299        3/17/2008      215,000         215,112
Chase Funding Mortgage Loan Asset-Backed Certificates 2003-4 2A1(a)           1.420        2/25/2021      345,981         345,979
Chase Manhattan Auto Owner Trust 2003-C CTFS                                  2.780        6/15/2010      225,000         222,575
Citibank Credit Card Issuance Trust 2002-A2 A2(a)                             1.280        2/15/2007      480,000         479,992
Citibank Credit Card Master Trust I 1997-6 B (b)                              0.000        8/15/2006      500,000         499,941
Citibank Credit Card Master Trust I 1999-7 B                                  6.900       11/15/2006      350,000         356,503
Citifinancial Mortgage Securities, Inc. 2003-2 AV1(a)                         1.400        5/25/2033        5,550           5,550
Daimler Chrysler Auto Trust 2003-A A4                                         2.880        10/8/2009      315,000         312,825
Daimler Chrysler Auto Trust 2003-B A4                                         2.860         3/9/2009      575,000         566,844
Daimler Chrysler Auto Trust 2004-A A4                                         2.580         4/8/2009      310,000         302,309
First USA Credit Card Master Trust 1997-7 B(a)                                1.579        5/17/2007    1,500,000       1,500,629
Ford Credit Auto Owner Trust 2004-A A4                                        3.540       11/15/2008      185,000         184,539
Honda Auto Receivables Owner Trust 2003-4 A3                                  2.190        5/15/2007      250,000         248,393
Honda Auto Receivables Owner Trust 2003-5 A3                                  2.300       10/18/2007      590,000         585,596
Honda Auto Receivables Owner Trust 2004-1 A1                                  1.139        4/21/2005      467,277         466,861
Honda Auto Receivables Owner Trust 2004-1 A3                                  2.400        2/21/2008      310,000         306,286
Housing Securities, Inc. 1994-2 A1                                            6.500        7/25/2009       29,952          30,189
John Deere Owner Trust 2004-A A1                                              1.140        5/13/2005      492,162         491,236
MBNA Credit Card Master Note Trust 2001-C3 C3                                 6.550       12/15/2008      225,000         237,372
MBNA Credit Card Master Note Trust 2002-A1 A1                                 4.950        6/15/2009      305,000         317,425
MBNA Master Credit Card Trust USA 1997-J A(a)                                 1.359        2/15/2007      350,000         350,065
Morgan Stanley Auto Loan Trust 2004-HB1 A1                                    1.330        5/15/2006      113,620         113,501
Nissan Auto Receivables Owner Trust 2003-C A4                                 2.700       12/17/2007      640,000         633,340
Residential Asset Mortgage Products, Inc. 2003-RS11 AI2                       3.047        3/25/2025      155,000         153,962
Residential Asset Securities Corp. 2004-KS3 AI2                               2.170       11/25/2024      295,000         288,915
Residential Asset Securities Corp. 2003-KS11 AI1(a)                           1.470        9/25/2021      241,776         241,718
USAA Auto Owner Trust 2004-1 A3                                               2.060        4/15/2008      625,000         615,705
Whole Auto Loan Trust 2003-1 C                                                3.130        3/15/2010      240,000         239,492
                                                                                                                       ----------
Total Asset Backed (Cost $15,675,541)                                                                                  15,771,533
                                                                                                                       ----------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
 SECURITY                                                                      RATE        MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--6.4%
Bear Stearns Commercial Mortgage Securities 2003-T12 A3                       4.240%       8/13/2039     $190,000      $  183,727
Calwest Industrial Trust 2002-CALW A 144A                                     6.127        2/15/2017      135,000         144,088
Capco America Securitization Corp. 1998-D7 A1B                                6.260       10/15/2030      130,000         139,721
Fannie Mae Grantor Trust 2001-T6 B                                            6.088        5/25/2011      340,000         362,539
FNMA Grantor Trust 2002-T11 A                                                 4.769        4/25/2012      170,943         174,118
GNMA 2002-48 PF(a)                                                            1.553        5/15/2029       12,163          12,165
GNMA 2003-48 AC                                                               2.712        2/16/2020      297,116         287,154
GNMA 2003-72 A                                                                3.206        4/16/2018      144,070         141,062
GNMA 2003-88 AC                                                               2.914        6/16/2018      145,496         141,361
GNMA 2003-96 B                                                                3.607        8/16/2018      310,000         305,715
GNMA 2004-12 A                                                                3.110        1/16/2019      295,512         287,048
GNMA 2004-25 AB                                                               1.698       11/16/2006      586,682         585,106
GNMA 2004-25 AC                                                               3.377        1/16/2023      275,000         267,407
GNMA 2004-43 A                                                                2.822       12/16/2019      175,000         169,575
GNMA 2004-51 A                                                                4.145        9/20/2008      275,000         275,000
LB Commercial Conduit Mortgage Trust 1999-C1 B                                6.930        6/15/2031      120,000         132,238
Permanent Financing PLC 3 1A NCL (a)                                          1.140       12/10/2004      360,000         359,937
Structured Asset Mortgage Investments, Inc. 1998-2 B                          6.750        4/30/2030       14,458          14,458
                                                                                                                       ----------
Total Collateralized Mortgage Obligations (Cost $4,065,011)                                                             3,982,419
                                                                                                                       ----------
CORPORATE--28.2%

BASIC MATERIALS--1.4%
Cabot Corp. 144A                                                              5.250         9/1/2013      165,000         160,396
Chevron Phillips Chemical Co. LLC                                             7.000        3/15/2011      170,000         186,365
ICI Wilmington, Inc.                                                          4.375        12/1/2008      205,000         201,093
International Paper Co.                                                       6.750         9/1/2011      140,000         151,741
Potash Corp. of Saskatchewan                                                  4.875         3/1/2013      165,000         158,106
                                                                                                                       ----------
                                                                                                                          857,701
                                                                                                                       ----------
COMMUNICATIONS--3.0%
AT&T Wireless Services, Inc.                                                  7.875         3/1/2011       85,000          96,684
AT&T Wireless Services, Inc.                                                  8.750         3/1/2031      175,000         213,355
Comcast Corp.                                                                 5.500        3/15/2011      155,000         156,480
COX Communications, Inc.*                                                     7.125        10/1/2012      135,000         147,953
Liberty Media corp.*                                                          5.700        5/15/2013      225,000         221,652
Sprint Capital Corp.                                                          8.375        3/15/2012      115,000         132,173
Sprint Capital Corp.                                                          8.750        3/15/2032      210,000         244,709
Time Warner, Inc.                                                             6.750        4/15/2011      225,000         242,324
Verizon Global Funding Corp.                                                  6.875        6/15/2012      320,000         349,129
Verizon Global Funding Corp.*                                                 7.750        6/15/2032       70,000          78,705
                                                                                                                       ----------
                                                                                                                        1,883,164
                                                                                                                       ----------
CONSUMER CYCLICAL--0.3%
Daimler Chrysler NA Holding Corp.                                             4.750        1/15/2008       85,000          85,704
Pulte Homes, Inc.                                                             5.250        1/15/2014       80,000          75,536
                                                                                                                       ----------
                                                                                                                          161,240
                                                                                                                       ----------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR          VALUE
 SECURITY                                                                      RATE        MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NONCYCLICAL--2.1%
Aramark Services, Inc.                                                        7.000%       7/15/2006    $  95,000      $  101,219
Archer-Daniels-Midland Co.                                                    7.000         2/1/2031      325,000         361,832
Erac USA Finance Co. 144A                                                     7.950       12/15/2009      130,000         149,580
Kroger Co.                                                                    8.050         2/1/2010      165,000         189,983
Laboratory Corp. of America Holdings                                          5.500         2/1/2013       85,000          85,573
RR Donnelley & Sons Co. 144A                                                  4.950         4/1/2014      160,000         152,371
Safeway Inc.*                                                                 5.800        8/15/2012       40,000          40,325
Safeway, Inc.                                                                 4.125        11/1/2008      110,000         107,673
Wyeth                                                                         6.450         2/1/2024       65,000          61,811
Wyeth                                                                         6.500         2/1/2034       60,000          56,553
                                                                                                                       ----------
                                                                                                                        1,306,920
                                                                                                                       ----------
ENERGY--0.8%
Amoco Co.                                                                     6.500         8/1/2007      225,000         244,186
ConocoPhillips Holding Co.                                                    6.950        4/15/2029       45,000          49,543
Halliburton Co.                                                               5.500       10/15/2010       90,000          91,052
XTO Energy, Inc.                                                              7.500        4/15/2012      130,000         146,687
                                                                                                                       ----------
                                                                                                                          531,468
                                                                                                                       ----------
FINANCIAL--14.9%
Ace Ina Holdings, Inc.                                                        5.875        6/15/2014       80,000          80,935
Allstate Corp.                                                                7.200        12/1/2009      125,000         142,522
Amsouth Bank NA                                                               4.850         4/1/2013      125,000         120,546
Archstone-Smith Operating Trust REIT                                          5.000        8/15/2007       75,000          77,164
Bank of America Corp.                                                         7.400        1/15/2011      205,000         232,330
Bear Stearns Co., Inc.                                                        4.500       10/28/2010       95,000          93,136
Boeing Capital Corp.                                                          4.750        8/25/2008      100,000         101,854
Boeing Capital Corp.                                                          7.375        9/27/2010      125,000         141,342
Boston Properties, Inc.                                                       6.250        1/15/2013      170,000         178,293
Boston Properties, Inc.                                                       5.625        4/15/2015       70,000          68,348
Branch Banking & Trust Co. Wilson North Carolina*                             5.200       12/23/2015      315,000         303,438
Caterpillar Financial Service Corp.                                           3.100        5/15/2007      155,000         153,069
CBA Capital Trust I 144A                                                      5.805        6/30/2015      325,000         317,655
City National Corp.                                                           5.125        2/15/2013      375,000         364,113
Credit Suisse First Boston USA, Inc.                                          6.125       11/15/2011      175,000         184,192
Duke Realty Corp. REIT*                                                       7.750       11/15/2009      150,000         171,405
Duke Realty LP REIT                                                           3.500        11/1/2007      150,000         148,628
EOP Operating LP                                                              7.000        7/15/2011      145,000         158,038
ERP Operating LP                                                              4.750        6/15/2009       60,000          60,064
ERP Operating LP                                                              6.625        3/15/2012       40,000          43,224
Exxon Capital Corp.                                                           6.125         9/8/2008      140,000         150,247
First Industrial LP                                                           5.250        6/15/2009      115,000         115,789
Ford Motor Credit Co.                                                         6.500        1/25/2007       85,000          89,312
Ford Motor Credit Co.                                                         7.875        6/15/2010       40,000          43,523
Ford Motor Credit Co.                                                         7.250       10/25/2011      345,000         360,280
General Electric Capital Corp.                                                6.750        3/15/2032      200,000         215,003
General Motors Acceptance Corp.                                               6.875        8/28/2012      345,000         350,954
Glencore Funding LLC 144A                                                     6.000        4/15/2014       60,000          55,652
Goldman Sachs Group, Inc.                                                     6.875        1/15/2011      280,000         307,376
Healthcare Realty Trust, Inc.                                                 8.125         5/1/2011      135,000         155,212


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR          VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL (CONTINUED)
Household Finance Corp.                                                       4.125%      12/15/2008     $280,000      $  276,001
Jefferies Group, Inc.                                                         7.500        8/15/2007      195,000         216,061
Jefferies Group, Inc.                                                         5.500        3/15/2016       25,000          23,917
JP Morgan Chase & Co.                                                         5.750         1/2/2013      220,000         223,599
MassMutual Global Funding II 144A                                             3.800        4/15/2009      100,000          98,153
Morgan Stanley                                                                4.750         4/1/2014      265,000         244,495
National City Corp.                                                           6.875        5/15/2019      375,000         411,605
Nationwide Mutual Insurance Co. 144A                                          8.250        12/1/2031      115,000         135,585
Principal Life Income Funding Trusts(a)                                       1.152       10/14/2005      210,000         210,533
Protective Life Secured Trust                                                 4.000         4/1/2011      345,000         326,528
Regions Financial Corp.                                                       6.375        5/15/2012       90,000          96,296
Rouse Co.                                                                     3.625        3/15/2009      100,000          95,004
SLM Corp.                                                                     5.000        4/15/2015      200,000         189,263
Southtrust Corp.                                                              5.800        6/15/2014       80,000          81,513
Suntrust Bank                                                                 5.450        12/1/2017      100,000          98,336
Sun Trust Banks, Inc.                                                         7.750         5/1/2010      275,000         322,765
US Bank National Association                                                  6.375         8/1/2011      145,000         156,637
Wachovia Corp.                                                                4.875        2/15/2014      310,000         296,114
Washington Mutual, Inc.*                                                      4.625         4/1/2014      415,000         378,494
Wells Fargo & Company                                                         6.375         8/1/2011      135,000         146,202
Zions Bancorp                                                                 2.700         5/1/2006      145,000         143,917
Zions Bancorp                                                                 6.000        9/15/2015      160,000         161,320
                                                                                                                       ----------
                                                                                                                        9,315,982
                                                                                                                       ----------
INDUSTRIAL--2.0%
Fedex Corp. 144A                                                              2.650         4/1/2007      115,000         111,676
Lockheed Martin Corp.                                                         8.200        12/1/2009      200,000         234,364
Raytheon Co.                                                                  5.500       11/15/2012       35,000          35,319
Republic Services, Inc.                                                       6.750        8/15/2011      195,000         213,323
Sealed Air Corp. 144A                                                         5.625        7/15/2013       80,000          79,025
Union Pacific Corp.                                                           3.875        2/15/2009      250,000         243,035
Waste Management, Inc.                                                        7.375         8/1/2010       25,000          28,088
Waste Management, Inc.                                                        7.000        7/15/2028       50,000          51,900
Waste Management, Inc.*                                                       6.875        5/15/2009      220,000         241,553
                                                                                                                       ----------
                                                                                                                        1,238,283
                                                                                                                       ----------
UTILITIES--3.7%
Appalachian Power Co.                                                         5.950        5/15/2033       85,000          78,377
CenterPoint Energy Houston Electric LLC                                       5.750        1/15/2014      275,000         279,286
Dominion Resources, Inc.*                                                     5.700        9/17/2012      180,000         183,081
DTE Energy Co.*                                                               6.650        4/15/2009      225,000         240,192
KeySpan Corp.*                                                                4.650         4/1/2013       95,000          90,738
Niagara Mohawk Power Corp.                                                    7.750        10/1/2008      200,000         225,132
Nisource Finance Corp.                                                        7.875       11/15/2010      110,000         126,103
Oncor Electric Delivery Co.                                                   6.375         5/1/2012      135,000         144,474
Pacific Gas & Electric Co.                                                    3.600         3/1/2009       65,000          62,569
Pepco Holdings, Inc.                                                          5.500        8/15/2007      125,000         129,043
Progress Energy, Inc.                                                         7.750         3/1/2031      165,000         184,945
Public Service Co. of Colorado                                                4.375        10/1/2008      125,000         125,309


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR          VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Southern California Edison Co.                                                1.440%       1/13/2006     $200,000      $  200,261
Southern California Edison Co.                                                8.000        2/15/2007      120,000         132,560
Wisconsin Electric Power*                                                     5.625        5/15/2033      130,000         121,420
                                                                                                                       ----------
                                                                                                                        2,323,490
                                                                                                                       ----------
Total Corporate (Cost $17,916,145)                                                                                     17,618,248
                                                                                                                       ----------
MUNICIPAL OBLIGATIONS--0.4%
Sacramento County California Pension Funding (b)                              0.000        7/10/2030      250,000         233,750
                                                                                                                       ----------
Total Municipal Obligations (Cost $233,395)                                                                               233,750
                                                                                                                       ----------
SOVEREIGN BONDS--1.0%
Republic of South Africa                                                      6.500         6/2/2014      215,000         216,075
United Mexican States*                                                        6.375        1/16/2013      175,000         174,650
United Mexican States                                                         8.300        8/15/2031      235,000         245,928
                                                                                                                       ----------
Total Sovereign Bonds (Cost $648,127)                                                                                     636,653
                                                                                                                       ----------
YANKEE BONDS--5.8%
Amvescap PLC                                                                  6.600        5/15/2005      110,000         113,294
Amvescap PLC                                                                  5.900        1/15/2007      200,000         211,217
British Telecommunications PLC                                                8.375       12/15/2010       70,000          81,747
Carnival Corp.                                                                6.650        1/15/2028       75,000          74,910
Deutsche Telekom International Finance BV                                     8.000        6/15/2010      260,000         303,825
Deutsche Telekom International Finance BV                                     8.250        6/15/2030      180,000         219,084
Domtar, Inc.                                                                  5.375        12/1/2013      175,000         166,408
French Telecom                                                                9.000         3/1/2011      125,000         144,853
HBOS PLC 144A(a)                                                              5.375       12/31/2049      250,000         240,928
Hutchison Whampoa Ltd. 144A                                                   5.450       11/24/2010      165,000         161,952
National Westminster Bank PLC (a)                                             7.750        4/29/2049      545,000         603,669
Nordea Bank Sweden AB 144A                                                    5.250       11/30/2012      205,000         203,657
Northern Rock PLC 144A                                                        5.600        4/30/2014       90,000          87,446
Pearson Dollar Finance PLC 144A                                               4.700         6/1/2009       90,000          90,117
Province of Quebec                                                            5.000        7/17/2009      115,000         118,191
Royal KPN NV                                                                  8.375        10/1/2030       90,000         109,342
St. George Bank Ltd. 144A                                                     5.300       10/15/2015      140,000         136,169
Telecom Italia Capital SA 144A                                                4.000       11/15/2008      385,000         378,202
Telus Corp.                                                                   8.000         6/1/2011      155,000         176,167
                                                                                                                       ----------
Total Yankee Bonds (Cost $3,609,543)                                                                                    3,621,178
                                                                                                                       ----------
NON-AGENCY--7.2%
PASS THRU SECURITIES--7.2%
Chase Commercial Mortgage Securities Corp. 1997-1 D Non-ERISA                 7.370        6/19/2029      175,000         189,771
Chase Commercial Mortgage Securities Corp. 1997-1 E Non-ERISA                 7.370        6/19/2029      300,000         326,012
Chase Commercial Mortgage Securities Corp. 1997-2 C                           6.600       12/19/2029       75,000          80,605
DLJ Commercial Mortgage Corp. 1998-CF2 B1(a)                                  7.286       11/12/2031      215,000         232,583
DLJ Commercial Mortgage Corp. 1999-CG1 A1A                                    6.080        3/10/2032      322,286         337,407
JP Morgan Commercial Mortgage Finance Corp. 1997-C5 A3                        7.088        9/15/2029      125,000         135,172
Morgan Stanley Capital I 1998-HF1 C                                           6.750        3/15/2030      180,000         195,136
Morgan Stanley Capital I 1998-HF1 E(a)                                        7.377        3/15/2030      330,000         359,959
Morgan Stanley Capital I 1999-CAM1 A4                                         7.020        3/15/2032      165,000         182,932
Morgan Stanley Capital I 1999-RM1 A2                                          6.710       12/15/2031      370,000         403,589


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
PASS THRU SECURITIES (CONTINUED)
Morgan Stanley Dean Witter Capital I 2001-PPM A2                              6.400%       2/15/2031   $  240,077      $  255,511
Morgan Stanley Dean Witter Capital I 2001-PPM A3                              6.540        2/15/2031      350,000         377,277
Mortgage Capital Funding, Inc. 1996-MC1 C                                     7.800        6/15/2028      410,000         439,001
Mortgage Capital Funding, Inc. 1997-MC2 C                                     6.881       11/20/2027      310,000         333,974
Mortgage Capital Funding, Inc. 1997-MC2 D                                     7.117       11/20/2027      350,000         377,640
Washington Mutual 2003-AR10 A5                                                4.090       10/25/2033      325,000         317,611
                                                                                                                       ----------
Total Non-Agency (Cost $4,494,959)                                                                                      4,544,180
                                                                                                                       ----------
U.S. GOVERNMENT AGENCY--20.8%

PASS THRU SECURITIES--20.8%
FHLMC Gold                                                                    6.000         5/1/2017      354,476         369,887
FNMA                                                                          3.530         7/1/2010      172,272         163,563
FNMA                                                                          5.000         7/1/2018      156,890         157,448
FNMA                                                                          7.000        11/1/2031        8,953           9,484
FNMA                                                                          5.500         1/1/2034      246,138         245,672
FNMA                                                                          5.500         1/1/2034      158,870         158,569
FNMA                                                                          4.060         6/1/2013      125,000         114,231
FNMA                                                                          6.500        12/1/2015       87,457          92,581
FNMA                                                                          6.000         4/1/2017      566,270         590,637
FNMA                                                                          6.000         6/1/2017      151,237         157,811
FNMA                                                                          6.000         7/1/2017       61,459          64,103
FNMA                                                                          7.500         2/1/2029       22,662          24,384
FNMA                                                                          7.500         9/1/2029        2,058           2,206
FNMA                                                                          6.500        12/1/2031      121,513         126,859
FNMA                                                                          7.000         5/1/2032      201,878         213,064
FNMA                                                                          6.500         6/1/2032      514,608         536,663
FNMA                                                                          6.500         6/1/2032      210,454         219,290
FNMA                                                                          7.000         6/1/2032      297,474         313,957
FNMA                                                                          6.500         7/1/2032      109,942         114,558
FNMA                                                                          5.500         2/1/2033      826,939         825,840
FNMA                                                                          5.500         8/1/2033      402,084         401,322
FNMA                                                                          5.500        10/1/2033      783,720         782,234
FNMA                                                                          5.500        10/1/2033      584,971         583,862
FNMA (TBA)#                                                                   5.000         7/1/2019      675,000         675,633
FNMA (TBA)#                                                                   6.000         7/1/2019       25,000          26,031
FNMA (TBA)#                                                                   5.500         7/1/2034    1,935,000       1,925,325
FNMA (TBA)#                                                                   6.500         7/1/2034      705,000         733,861
FNMA (TBA)#                                                                   6.000         8/1/2034    3,205,000       3,258,081
GNMA                                                                          8.000        8/15/2025       20,448          22,517
GNMA                                                                          8.000       11/15/2025       35,106          38,659
GNMA                                                                          8.000        5/15/2026        9,340          10,274
GNMA                                                                          8.000       11/15/2026       31,844          35,025
GNMA                                                                          6.500        7/15/2032       25,717          26,902
GNMA                                                                          6.500       10/15/2032       15,841          16,571
                                                                                                                       ----------
Total U.S. Government Agency (Cost $12,996,762)                                                                        13,037,104
                                                                                                                       ----------
U.S. TREASURY OBLIGATIONS--12.8%
United States Treasury Note+                                                  7.875       11/15/2004       50,000          51,160
United States Treasury Note+                                                  6.750        5/15/2005      100,000         104,051
United States Treasury Note*                                                  1.875        1/31/2006    1,335,000       1,322,276


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
United States Treasury Note*                                                  2.375%       8/15/2006   $1,170,000     $ 1,159,991
United States Treasury Note*                                                  3.250        8/15/2008      845,000         834,536
United States Treasury Note*                                                  4.000       11/15/2012    1,805,000       1,747,536
United States Treasury Note                                                   6.250        5/15/2030    2,482,000       2,778,964
                                                                                                                      -----------
Total U.S. Treasury Obligations (Cost $8,054,479)                                                                       7,998,514
                                                                                                                      -----------
TOTAL BONDS AND NOTES (Cost $67,693,962)                                                                               67,443,579
                                                                                                                      -----------
PURCHASED OPTIONS--0.0%                                                                               CONTRACT SIZE
                                                                                                      -------------
U.S. Treasury Note 3.25% Call, Strike Price 100.59, 07/26/2004                                             12,250              48
U.S. Treasury Note 3.00% Call, Strike Price 101.10, 02/18/2005                                             24,750           1,740
U.S. Treasury Note 4.00% Put, Strike Price 96.80, 08/05/2004                                               12,550          16,854
                                                                                                                      -----------
TOTAL PURCHASED OPTIONS (Cost $49,896)                                                                                     18,642
                                                                                                                      -----------
SHORT-TERM INVESTMENTS--2.3%
                                                                                                        PAR VALUE
U.S. GOVERNMENT AGENCY--0.3%                                                                          ------------
FNMA Discount Note++                                                          1.250%       7/30/2004  $   275,000         274,723

INVESTMENT COMPANIES--2.0%
Dreyfus Institutional Preferred Plus+++                                       1.000                     1,284,247       1,284,247
                                                                                                                      -----------
TOTAL SHORT TERM INVESTMENTS--(Cost $1,558,970)                                                                         1,558,970
                                                                                                                      -----------
INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED--12.7%

INVESTMENT COMPANIES--12.7%
Dreyfus Cash Management Plus Fund+++ (cost $7,962,398)                        1.000                     7,962,398       7,962,398
                                                                                                                      -----------
TOTAL INVESTMENTS-- 122.8% (COST $77,265,226)                                                                          76,983,589

LIABILITIES IN EXCESS OF OTHER ASSETS--(22.8%)                                                                        (14,281,024)
                                                                                                                      -----------
NET ASSETS--100.0%                                                                                                     62,702,565
                                                                                                                      ===========

----------

NOTES TO SCHEDULE OF INVESTMENTS:

144A--Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
FHLMC--Federal Home Loan Mortgage Company
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
NCL--Non-callable
REIT--Real Estate Investment Trust
(a) Variable Rate Security; rate indicated is as of 6/30/04.
(b) Zero coupon security.
*   Security, or a portion of thereof, was on loan at 6/30/04.
TBA--To Be Announced
#   Delayed Delivery contract.
+   Denotes all of part of security pledged as collateral.
++  Rate noted is yield to maturity
+++ Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Investment Grade Bond Fund (the "Fund") is a separate diversified investment series of the Trust.

    The objective of the Fund is to maximize total return, consistent with preserving principal and liquidity, primarily through the generation of current income and, to a lesser extent, capital appreciation. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in investment grade fixed income securities including, but not limited to, government, agency, corporate and mortgage and asset-backed issues.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. INVESTMENT SECURITY VALUATIONS

    Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

    Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

    B. SECURITIES TRANSACTIONS AND INCOME

    Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

    C. DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

    Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    D. EXPENSES

    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    E. COMMITMENTS AND CONTINGENCIES

    In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

    F. AFFILIATED ISSUERS

    Issuers in which the Fund held investments in other investment companies advised by to Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

    The investment advisory fee paid to Standish Mellon, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.40% of the Fund's average daily net assets for the period ended June 30, 2004. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily did not impose $91,471 of its investment advisory fee. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

    As of February 23, 2004, the The Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $2,428 during the period ended June 30, 2004 and $2,428 was owed at June 30, 2004.

    The Fund compensates Mellon Bank, N.A., under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the fund. Pursuant to this agreement the Fund was charged $41,459 during the period ended June 30, 2004 and $10,461 was owed at June 30, 2004.

    No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3) PURCHASES AND SALES OF INVESTMENTS:

    Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were as follows:

                                                        PURCHASES         SALES
                                                       -----------    -----------
    U.S. Government Securities                         $27,049,024    $29,588,563
                                                       ===========    ===========
    Investments (non-U.S. Government Securities)       $18,629,114    $11,386,862
                                                       ===========    ===========

(4) SHARES OF BENEFICIAL INTEREST:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                  PERIOD ENDED
                                                                  JUNE 30, 2004          YEAR ENDED
                                                                   (UNAUDITED)        DECEMBER 31, 2003
                                                                  -------------       -----------------
    Shares sold                                                      77,028               201,404
    Shares issued to shareholders in payment
      of distributions declared                                      13,714               110,742
    Shares redeemed                                                 (38,332)           (1,271,678)
                                                                    -------            ----------
    Net increase (decrease)                                          52,410              (959,532)
                                                                    =======            ==========

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    At June 30, 2004, three shareholders of record held approximately 67%, 15% and 9% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

(5) FEDERAL TAXES:

    As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

      Aggregate Cost                             $77,215,330
                                                 -----------
      Unrealized appreciation                       $557,331
      Unrealized depreciation                       (807,714)
                                                 -----------
      Net unrealized appreciation/depreciation     $(250,383)
                                                 ===========

(6) FINANCIAL INSTRUMENTS:

    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

    The Fund may trade the following instruments with off-balance sheet risk:

    OPTIONS

    Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

    Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold
    (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

    A summary of the written put options for the period ended June 30, 2004 is as follows:

                                         NUMBER OF
     WRITTEN PUT OPTION TRANSACTIONS     CONTRACTS     PREMIUMS
     ---------------------------------------------------------------------------
     Outstanding, beginning of period        5           39,804
     Options written                         9           85,474
     Options expired                        (8)         (60,177)
     Options closed                         (3)         (22,841)
                                        -----------   ---------
     Outstanding, end of period              3           42,260
                                        ===========   =========

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    At June 30, 2004, the Fund held the following written put options:

    SECURITY                                        CONTRACTS         VALUE
    ----------------------------------------------------------------------------
    UST 3.25% Put, Strike Price 97.40, 7/26/04          1             2,967
    UST 4.00% Put, Strike Price 93.39, 8/05/04          1             8,141
    UST 2.50% Put, Strike Price 99.38, 7/02/04          1             2,316
                                                                    -------
    Total (premiums received 42,260)                                 13,424
                                                                    =======

    A summary of the written call options for the period ended June 30, 2004 is as follows:

                                                    NUMBER OF
    WRITTEN CALL OPTIONS TRANSACTIONS               CONTRACTS      PREMIUMS
    ----------------------------------------------------------------------------
    Outstanding, beginning of period                    5            26,225
    Options written                                     8            47,071
    Options expired                                    (4)          (20,905)
    Options closed                                     (7)          (43,217)
                                                    -------         -------
    Outstanding, end of period                          2             9,174
                                                    =======         =======

    At June 30, 2004, the Fund held the following written call option contracts:

    SECURITY                                       CONTRACTS          VALUE
    ------------------------------------------------------------------------------
    UST 3.25% Call, Strike Price 103.78, 7/26/04        1                --
    UST 2.50% Call, Strike Price 99.38, 7/02/04         1             8,531
                                                                    -------
    Total (premiums received 9,174)                                   8,531
                                                                    =======

    At June 30, 2004, the Fund had segregated sufficient securities for open written options:

    INTEREST RATE FLOORS

    Interest rate floors purchased by the Fund entitle the Fund to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or counterparty to a transaction may not perform. The Fund expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate floors are marked-to-market daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

    At June 30, 2004, the Fund held no open interest rate floor agreements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

    FUTURES CONTRACTS

    The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

    At June 30,2004, the Fund held the following financials futures contracts:

                                                                              UNDERLYING FACE          UNREALIZED
        CONTRACT                           POSITION      EXPIRATION DATE      AMOUNT AT VALUE             GAIN
        ----------------------------------------------------------------------------------------------------------------------------
        U.S. 5 Year Note (5 Contracts)       Short          9/21/2004              $542,578                $859
                                                                                 -----------           ---------

    SWAP AGREEMENTS

    The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements, if any, are included as part of realized gain or loss. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

    At June 30, 2004, the Fund held the following open swap contracts:

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                NET UNREALIZED
        NOTIONAL AMOUNT                 EXPIRATION                                                               APPRECIATION
          PORTFOLIO/COUNTERPARTY           DATE                             DESCRIPTION                         (DEPRECIATION)
        ----------------------------------------------------------------------------------------------------------------------------
        1,235,000 USD                     7/31/04           Agreement with Bear Stearns, dated 1/30/04 to
                                                              pay the notional amount multiplied by the 1
                                                           month LIBOR adjusted by a specified spread and
                                                            receive the notional amount multiplied by the
                                                           total return of The Lehman Brothers, Inc. CMBS
                                                                   Investment Grade ERISA-eligible Index.            $2,742


        1,285,000 USD                   10/31/2004         Agreement with Goldman Sachs, dated 4/28/04 to
                                                              pay the notional amount multiplied by the 1
                                                           month LIBOR adjusted by a specified spread and
                                                            receive the notional amount multiplied by the
                                                           total return of The Lehman Brothers, Inc. CMBS
                                                                   Investment Grade ERISA-eligible Index.            $2,904

          140,000 USD                    6/20/2009         Agreement with Merrill Lynch, dated 6/18/04 to
                                                            pay 0.77% per year times the notional amount.
                                                               The Portfolio receives payment only upon a
                                                           default event by Clear Channel Communications,
                                                           Inc., the notional amount times the difference
                                                             between the par value and the then-market of
                                                            Clear Channel Communications, Inc., 7.65% due
                                                                                                 9/15/10.            $(219)

          305,000 USD                    6/20/2009        Agreement with Merrill Lynch, dated 5/19/04 to
                                                           pay 0.77% per year times the notional amount.
                                                              The Portfolio receives payment only upon a
                                                        default event by Inco, Ltd., the notional amount
                                                          times the difference between the par value and
                                                       the then-market of Inco Ltd., 5.625% due 5/15/12.             $(761)

          305,000 USD                    6/20/2009        Agreement with Merrill Lynch, dated 5/19/04 to
                                                           pay 0.44% per year times the notional amount.
                                                              The Portfolio receives payment only upon a
                                                             default event by Commercial Metals Co., the
                                                            notional amount times the difference between
                                                                    the par value and the then-market of
                                                             Commercial Metals Co., 5.625% due 11/15/13.               $314
                                                                                                                     ------
          Total Net Unrealized Appreciation                                                                          $4,980
                                                                                                                     ======

(7) SECURITY LENDING:

    The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

    The Fund loaned securities during the period ended June 30, 2004 resulting in $4,672 of security lending income. At June 30, 2004, the Fund had $7,794,809 worth of securities on loan.

    See the Schedule of Investments for the securities that are on loan.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   STANDISH MELLON INVESTMENT GRADE BOND FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(8) DELAYED DELIVERY TRANSACTIONS:

    The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. This Fund segregates securities having a value at least equal to the amount of the purchase commitment.

    The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of the decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

    The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

    Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

    See the Schedule of Investments for outstanding delayed delivery contracts.

(9) LINE OF CREDIT:

    The Fund, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

    For the period ended June 30, 2004, the expense related to the commitment fee was $250 for the Fund.

    During the period ended June 30, 2004, the Fund had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS              TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee         Trustee since    Chairman of the Board         29              None
c/o Decision Resources, Inc.                     11/3/1986         and Chief Executive
260 Charles Street                                                Officer, Decision
Waltham, MA 02453                                                 Resources, Inc.
9/30/40

Caleb Loring III                 Trustee         Trustee since    Trustee, Essex Street         29              None
c/o Essex Street Associates                      11/3/1986        Associates (family
P.O. Box 181                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee         Trustee since    William Joseph Maier,         29              None
c/o Harvard University                           9/13/1986        Professor of Political
Cambridge, MA 02138                                               Economy, Harvard
8/5/44                                                            University

John H. Hewitt                   Trustee         Trustee since    Trustee, Mertens              29              None
P.O. Box 2333                                    11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard        Trustee, President      Since 2003     Senior Vice President         29              None
Mellon Institutional            and Chief                         and Chief Operating
Asset Management            Executive Officer                     Officer, Mellon Institutional
One Boston Place                                                  Asset Management;
Boston, MA 02108                                                  formerly Vice President
7/24/65                                                           and Chief Financial Officer,
                                                                  Mellon Institutional
                                                                  Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann            Vice President      Since 2003       Senior Vice President         29              None
Mellon Institutional          and Secretary                       and Head of Operations
Asset Management                                                  Mellon Institutional Asset
One Boston Place                                                  Management, formerly
Boston, MA 02108                                                  First Vice President,
2/20/61                                                           Mellon Institutional Asset
                                                                  Management and Mellon
                                                                  Global Investments

Steven M. Anderson           Vice President      Vice President   Vice President and Mutual     29              None
Mellon Institutional          and Treasurer      since 1999;      Funds Controller, Mellon
Asset Management                                 Treasurer since  Institutional Asset
One Boston Place                                 2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice      Since 1996       Vice President and            29              None
Mellon Institutional            President                         Manager, Mutual Funds
Asset Management                                                  Operations, Mellon
One Boston Place                                                  Institutional Asset
Boston, MA 02108                                                  Management
8/19/51

Cara E. Hultgren,            Assistant Vice      Since 2001       Assistant Manager, Mutual     29              None
Mellon Institutional            President                         Fund Operations since
Asset Management                                                  1999; Shareholder
One Boston Place                                                  Representative, Mellon
Boston, MA 02108                                                  Institutional Asset
1/19/71                                                           Management

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

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


















                 [LOGO] Mellon
                        --------------------------
                        Mellon Institutional Funds
                        One Boston Place
                        Boston, MA 02108-4408
                        800.221.4795
                        www.melloninstitutionalfunds.com

                                                                      0946SA0604

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Financial Statements               STANDISH MELLON
                                   OPPORTUNISTIC EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $519,521) (Note 7)
    Unaffiliated issuers, at value (Note 1A) (cost $15,446,964)                                              $15,005,960
    Affiliated issuers, at value (Note 1A) (cost $1,071,837) (Note 1H)                                         1,071,837
  Cash                                                                                                           663,419
  Interest and dividends receivable                                                                              375,959
  Prepaid expenses                                                                                                 5,733
                                                                                                             -----------

    Total assets                                                                                              17,122,908

LIABILITIES
 Liability for securities on loan (Note 7)                                                $547,056
 Payable for investments purchased                                                         561,261
 Unrealized depreciation on forward currency exchange contracts (Note 6)                       369
 Accrued accounting, custody and transfer agent fees (Note 2)                                9,633
 Accrued trustees' fees and expenses (Note 2)                                                1,016
 Accrued expenses and other liabilities                                                     19,147
                                                                                          --------
    Total liabilities                                                                                          1,138,482
                                                                                                             -----------

NET ASSETS                                                                                                   $15,984,426
                                                                                                             ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                            $16,455,264
  Accumulated net realized loss                                                                                 (149,646)
  Undistributed net investment income                                                                            113,052
  Net unrealized depreciation                                                                                   (434,244)
                                                                                                             -----------

TOTAL NET ASSETS                                                                                             $15,984,426
                                                                                                             ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                        836,258
                                                                                                             ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                            $     19.11
                                                                                                             ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (including securities lending income of $2,687 (Note 7))                          $   619,632

EXPENSES
 Investment advisory fee (Note 2)                                               $  38,338
 Accounting, custody, and transfer agent fees (Note 2)                             25,898
 Legal and audit services                                                          17,509
 Registration fees                                                                  2,087
 Trustees' fees and expenses (Note 2)                                               1,818
 Insurance expense                                                                  2,581
 Miscellaneous                                                                      3,521
                                                                                ---------
                                                                                   91,752

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                       (38,338)
 Reimbursement of Fund operating expenses (Note 2)                                (30,411)
                                                                                ---------
 Total expense deductions                                                         (68,749)
                                                                                ---------
  Net expenses                                                                                           23,003
                                                                                                    -----------
  Net investment income                                                                                 596,629
                                                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment security transactions                                             (155,899)
    Financial futures contracts                                                    (6,411)
    Foreign currency transactions and forward currency exchange contracts          10,552
    Written options transactions                                                   12,063
                                                                                ---------
      Net realized loss                                                                                (139,695)
  Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                              (976,955)
                                                                                ---------
      Change in net unrealized appreciation (depreciation)                                             (976,955)
                                                                                                    -----------
    Net realized and unrealized loss on investments                                                  (1,116,650)
                                                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                          $  (520,021)
                                                                                                    ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               PERIOD ENDED
                                                                                               JUNE 30, 2004      YEAR ENDED
                                                                                                (UNAUDITED)    DECEMBER 31, 2003
                                                                                               -------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                                         $   596,629       $   717,550
  Net realized loss                                                                                (139,695)        1,285,953
  Change in net unrealized appreciation (depreciation)                                             (976,955)          222,613
                                                                                                -----------       -----------
  Net increase (decrease) in net assets from investment operations                                 (520,021)        2,226,116
                                                                                                -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1E)
  From net investment income                                                                       (478,752)         (694,242)
  From net realized gains on investments                                                           (178,805)       (1,050,575)
                                                                                                -----------       -----------
  Total distributions to shareholders                                                              (657,557)       (1,744,817)
                                                                                                -----------       -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                                3,025,000        11,826,248
  Value of shares issued to shareholders in payment of distributions declared                       430,148         1,543,165
  Cost of shares redeemed                                                                        (2,525,456)       (4,887,894)
                                                                                                -----------       -----------
  Net increase in net assets from Fund share transactions                                           929,692         8,481,519
                                                                                                -----------       -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                                            (247,886)        8,962,818

NET ASSETS
  At beginning of period                                                                         16,232,312         7,269,494
                                                                                                -----------       -----------
  At end of period (including undistributed net investment income of $113,052 and
    distributions in excess of net investment income of $4,825)                                 $15,984,426       $16,232,312
                                                                                                ===========       ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                   FOR THE PERIOD
                                                            FOR THE PERIOD                                         MARCH 26, 2001
                                                                 ENDED              YEAR ENDED DECEMBER 31,      (COMMENCEMENT OF
                                                             JUNE 30, 2004         -------------------------       OPERATIONS) TO
                                                              (UNAUDITED)               2003         2002        DECEMBER 31, 2001
                                                            --------------            -------       ------       -----------------
NET ASSET VALUE, BEGINNING OF YEAR                              $ 20.81               $ 18.39       $17.67            $20.00
                                                                -------               -------       ------            ------

FROM INVESTMENT OPERATIONS:
   Net investment income (1)*                                      0.79                  1.61         1.59              1.58
   Net realized and unrealized
      gain (loss) on investments                                  (1.66)                 3.59         0.65              0.10
                                                                -------               -------        -----            ------
Total from investment operations                                  (0.87)                 5.20         2.24              1.68
                                                                -------               -------        -----            ------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                     (0.60)                (1.32)       (1.52)            (3.90)
   From net realized gain on investments                          (0.23)                (1.46)          --                --
   From tax return of capital                                        --                    --           --             (0.11)
                                                                -------               -------       ------            ------

Total distributions to shareholders                               (0.83)                (2.78)       (1.52)            (4.01)
                                                                -------               -------       ------            ------

NET ASSET VALUE, END OF YEAR                                    $ 19.11               $ 20.81       $18.39            $17.67
                                                                =======               =======       ======            ======

TOTAL RETURN+++                                                   (4.31)%++             28.82%       13.20%             8.94%++

RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*                         0.30%+                0.30%        0.30%             0.30%+
   Net Investment Income
      (to average daily net assets)*                               7.80%+                7.64%        8.83%            10.33%+
   Portfolio Turnover                                               129%++                224%         421%              505%++
   Net Assets, End of Year (000's omitted)                      $15,984               $16,232       $7,269            $3,702

--------------
*    The Fund periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

     Net investment income per share(1)                         $  0.69               $  1.26       $ 1.23            $ 1.34
     Ratios (to average daily net assets):
       Expenses                                                    1.20%+                1.92%        2.31%             1.82%+
       Net investment income                                       6.90%+                6.02%        6.82%             8.81%+

(1)  Calculated based on average shares outstanding.
+    Computed on an annualized basis using a 366 day calendar year.
++   Not annualized.
+++ Total return would have been lower in the absence of fee waivers and expense limitations.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY                                                                RATE      MATURITY                     VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES--93.9%

CORPORATE--9.4%

ENERGY--2.6%
Gazprom Oao                                                             9.625%     3/1/2013        USD        115,000   $  118,622
Petroliam Nasional Berhad 144A                                          7.750     8/15/2015                   265,000      301,123
                                                                                                                        ----------
                                                                                                                           419,745
                                                                                                                        ----------

FINANCIAL--6.8%
Banco Nacional de Comercio Exterior SNC 144A                            3.875     1/21/2009                   400,000      373,000
Pemex Project Funding Master Trust                                      7.375    12/15/2014                   210,000      214,200
Pemex Project Funding Master Trust                                      8.625      2/1/2022                   240,000      248,400
Pemex Project Funding Master Trust 144A(a)                              2.820     6/15/2010                   245,000      246,103
                                                                                                                        ----------
                                                                                                                         1,081,703
                                                                                                                        ----------
Total Corporate (Cost $1,558,442)                                                                                        1,501,448
                                                                                                                        ----------

SOVEREIGN BONDS--80.1%
Argentina Bonos(a)                                                      1.234      8/3/2012                   310,000      206,770
Dominican Republic 144A                                                 9.500     9/27/2006                    60,000       40,800
Nigeria Promissory Notes Series RC                                      5.092      1/5/2010                   470,000      164,500
Republic of Argentina(b)                                                0.000     6/19/2018                   328,988       88,004
Republic of Argentina                                                   6.000     3/31/2023                   445,000      225,838
Republic of Argentina                                                  12.000     6/19/2031                   222,600       58,989
Republic of Brazil(a)                                                   2.063     4/15/2006                    84,800       83,316
Republic of Brazil*                                                    10.000     1/16/2007                    65,000       68,250
Republic of Brazil                                                     11.500     3/12/2008                   215,000      228,653
Republic of Brazil                                                      7.309     6/29/2009                   100,000      100,000
Republic of Brazil                                                     14.500    10/15/2009                   125,000      145,000
Republic of Brazil                                                      9.250    10/22/2010                   505,000      478,488
Republic of Brazil                                                      2.125     4/15/2012                   465,883      392,506
Republic of Brazil(a)*                                                  8.000     4/15/2014                   903,033      827,404
Republic of Brazil                                                     10.125     5/15/2027                   320,000      284,238
Republic of Brazil                                                     11.000     8/17/2040                   570,000      533,520
Republic of Bulgaria 144A                                               8.250     1/15/2015                   190,000      221,113
Republic of Bulgaria(a)                                                 2.000     7/28/2011                   112,800      112,377
Republic of Colombia                                                   10.500      7/9/2010                   150,000      160,500
Republic of Colombia                                                   10.000     1/23/2012                   210,000      217,350
Republic of Colombia                                                   11.750     2/25/2020                    95,000      103,788
Republic of Ecuador                                                     7.000     8/15/2030                   180,000      123,300
Republic of El Salvador                                                 9.500     8/15/2006                    80,000       87,200
Republic of El Salvador                                                 8.250     4/10/2032                    70,000       64,925
Republic of El Salvador 144A                                            7.750     1/24/2023                    75,000       77,813
Republic of El Salvador 144A*                                           8.500     7/25/2011                    20,000       21,600
Republic of Indonesia 144A*                                             6.750     3/10/2014                    25,000       22,313
Republic of Panama                                                      9.625      2/8/2011                   195,000      215,475
Republic of Panama                                                      8.875     9/30/2027                   205,000      198,850
Republic of Peru                                                        9.875      2/6/2015                   145,000      151,163
Republic of Peru FLIRB(a)                                               4.500      3/7/2017                   150,000      121,500
Republic of Peru PDI(a)                                                 5.000      3/7/2017                    91,000       77,578
Republic of Philippines                                                 9.375     1/18/2017                   220,000      221,375


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                              PAR         VALUE
SECURITY                                                               RATE      MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

SOVEREIGN BONDS (CONTINUED)
Republic of Philippines                                               10.625%    3/16/2025         USD        65,000   $     67,27
Republic of Philippines*                                               8.375     2/15/2011                   294,000       291,428
Republic of South Africa                                               9.125     5/19/2009                    95,000       110,319
Republic of South Africa                                               6.500      6/2/2014                   220,000       221,100
Republic of Turkey                                                    11.750     6/15/2010                   280,000       314,300
Republic of Turkey                                                     9.000     6/30/2011                    75,000        75,188
Republic of Turkey                                                    11.500     1/23/2012                   200,000       224,000
Republic of Turkey*                                                   11.875     1/15/2030                   120,000       141,750
Republic of Uruguay                                                    7.500     3/15/2015                   208,000       152,880
Republic of Venezuela                                                 10.750     9/19/2013                    35,000        34,388
Republic of Venezuela                                                  9.250     9/15/2027                   180,000       152,100
Republic of Venezuela(a)                                               2.750    12/18/2007                   249,991       237,491
Republic of Venezuela(a)                                               2.150     4/20/2011                    75,000        57,938
Republic of Venezuela*                                                 5.375      8/7/2010                   110,000        87,175
Russian Federation                                                     8.250     3/31/2010                    75,000        80,625
Russian Federation                                                    11.000     7/24/2018                   230,000       289,800
Russian Federation                                                    12.750     6/24/2028                   205,000       297,763
Russian Federation                                                     5.000     3/31/2030                 1,825,000     1,667,594
Ukraine Government 144A                                                7.650     6/11/2013                   100,000        95,000
Ukraine Government Senior Notes                                       11.000     3/15/2007                   201,604       216,724
United Mexican States*                                                10.375     2/17/2009                   115,000       138,795
United Mexican States                                                  9.875      2/1/2010                   425,000       510,213
United Mexican States                                                  7.500     1/14/2012                   140,000       150,780
United Mexican States                                                  6.625      3/3/2015                   195,000       192,563
United Mexican States                                                  8.125    12/30/2019                   315,000       337,050
United Mexican States                                                  8.000     9/24/2022                   140,000       145,600
United Mexican States                                                  8.300     8/15/2031                    90,000        94,185
United Mexican States                                                  7.500      4/8/2033                   304,000       293,360
                                                                                                                       -----------
Total Sovereign Bonds (Cost $13,128,064)                                                                                12,801,880
                                                                                                                       -----------

YANKEE BONDS--1.2%
Salomon Brothers AF for OAO Siberian Oil Co.                          10.750     1/15/2009                   195,000       200,850
                                                                                                                       -----------
Total Yankee Bonds (Cost $217,216)                                                                                         200,850
                                                                                                                       -----------
FOREIGN DENOMINATED--1.9%

FRENCH--0.2%
Ivory Coast FLIRB~(a)                                                  2.000     3/29/2018         FRF     1,170,000        31,514
                                                                                                                       -----------

TURKEY--1.7%
Republic of Turkey (b)                                                 0.000     8/24/2005         TRL       300,000       268,182
                                                                                                                       -----------

Total Foreign Denominated (Cost $345,195)                                                                                  299,696
                                                                                                                       -----------
U.S. TREASURY OBLIGATIONS--1.3%
U.S. Treasury Note                                                     4.750     5/15/2014         USD       200,000       202,086
                                                                                                                       -----------
Total U.S. Treasury Obligations (Cost $198,047)                                                                            202,086
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $15,446,964)                                                                                15,005,960
                                                                                                                       ===========

   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             PAR       VALUE
SECURITY                                                                RATE      MATURITY                 VALUE     (NOTE 1A)
--------------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS--3.3%

INVESTMENT COMPANIES--3.3%
Dreyfus Institutional Preferred Plus+                                  1.000%                  USD       524,781   $   524,781
                                                                                                                   -----------
TOTAL SHORT TERM INVESTMENTS--(Cost $524,781)                                                                          524,781
                                                                                                                   -----------

INVESTMENT OF CASH COLLATERAL
  FOR SECURITIES LOANED--3.4%

INVESTMENT COMPANIES--3.4%
Dreyfus Cash Management Plus Fund+ (cost $547,056)                     1.000                             547,056       547,056
                                                                                                                   -----------

TOTAL INVESTMENTS--100.6% (Cost $16,518,801)                                                                        16,077,797

LIABILITIES IN EXCESS OF OTHER ASSETS--(0.06)%                                                                         (93,371)
                                                                                                                   -----------

NET ASSETS--100.0%                                                                                                 $15,984,426
                                                                                                                   ===========

NOTES TO SCHEDULE OF INVESTMENTS:

USD--  United States Dollar

144A-- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.
(a)    Variable Rate Security; rate indicated is as of 6/30/04.
(b)    Zero coupon security.
*      Security, or a portion of thereof, was on loan at 6/30/04.
FLIRB--Front Loaded Interest Reduction Bond
PDI--  Past Due Interest Bonds
~      Defaulted security.
FRF--  French Franc
TRL--  Turkish Lira

+ Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                PERCENTAGE
                                                                  OF NET
TOP TEN COUNTRIES                                                 ASSETS
--------------------------------------------------------------------------------
Brazil                                                             19.7%
Mexico                                                             18.9%
Russia                                                             15.4%
United States of America                                            8.0%
Turkey                                                              6.4%
Argentina                                                           3.6%
Philippines                                                         3.6%
Venezuela                                                           3.6%
Columbia                                                            3.0%
Panama                                                              2.6%


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Opportunistic Emerging Markets Debt Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to generate a high total return through a combination of capital appreciation and income. The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities issued by governments, companies and banks of emerging markets, as well as preferred stocks, warrants and tax-exempt bonds.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     D. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     E. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, foreign currency gains and losses, post-October losses, amortization and/or accretion of premiums and discounts on certain securities and the timing of recognition of gains and losses on futures contracts.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     F. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.50% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for the period ended June 30, 2004. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily did not impose $38,338 of its investment advisory fee and reimbursed the Fund for $30,411 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

      As of February 23, 2004, the The Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $2,301 during the period ended June 30, 2004 and $2,301 was owed at June 30, 2004.

     The Fund compensates Mellon Bank, N.A., under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the fund. Pursuant to this agreement the Fund was charged $22,675 during the period ended June 30, 2004 and $7,131 was owed at June 30, 2004.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were as follows:

                                                    PURCHASES       SALES
                                                   -----------   -----------
     U.S. Government Securities                    $   198,047   $        --
                                                   ===========   ===========
     Investments (non-U.S. Government Securities)  $19,833,196   $18,858,530
                                                   ===========   ===========

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                    PERIOD ENDED
                                                                   JUNE 30, 2004            YEAR ENDED
                                                                    (UNAUDITED)         DECEMBER 31, 2003
                                                                   -------------        ------------------
     Shares sold                                                      158,814                548,758

     Shares issued to shareholders in payment
       of distributions declared                                       21,328                 74,295

     Shares redeemed                                                 (123,952)              (238,253)
                                                                     --------               --------

     Net decrease                                                      56,190                384,800
                                                                     ========               ========

     At June 30, 2004, four shareholders of record held approximately 28%, 24%, 13% and 10% of the total outstanding shares of the Fund.

     All of the Fund's shares are beneficially owned by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                 $16,518,801
                                                    ===========
     Unrealized appreciation                        $    63,560
     Unrealized depreciation                           (504,564)
                                                    -----------
     Net unrealized appreciation/depreciation       $  (441,004)
                                                    ===========

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     At June 30, 2004, the Fund held no written or purchased options.

     During the period ended June 30, 2004 the Funds option transactions were as follows:

                                                   NUMBER OF
     WRITTEN PUT OPTIONS TRANSACTIONS              CONTRACTS     PREMIUMS
     ---------------------------------------------------------------------------

     Outstanding, beginning of period                 1            4,688

     Options written                                  1            4,219

     Options expired                                 (2)          (8,906)

     Options closed                                    --             --
                                                    ------        ------
     Outstanding, end of period                        --             --
                                                    ======        ======

                                                   NUMBER OF
     WRITTEN CALL OPTIONS TRANSACTIONS             CONTRACTS     PREMIUMS
     ---------------------------------------------------------------------------

     Outstanding, beginning of period                 1            3,500

     Options written                                  1            4,219

     Options expired                                 --               --

     Options closed                                  (2)          (7,719)
                                                    ------        ------
     Outstanding, end of period                      --               --
                                                    ======        ======

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At June 30, 2004, the Fund held the following forward foreign currency or cross currency exchange contracts:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                    LOCAL PRINCIPAL      CONTRACT                       AGGREGATE        UNREALIZED
     CONTRACTS TO DELIVER               AMOUNT          VALUE DATE       VALUE         FACE AMOUNT          LOSS
     ----------------------------------------------------------------------------------------------------------------------------
     Euro                                45,000          9/15/2004       54,763           54,394            $(369)

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2004, the Fund held no outstanding financial futures contracts

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2004 resulting $2,687 of security lending income. At June 30, 2004, the Fund had $519,521 worth of securities on loan.

     See the Statement of Investments for further detail on the security positions on loan.

(8)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. This Fund segregates securities having a value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
            STANDISH MELLON OPPORTUNISTIC EMERGING MARKETS DEBT FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2004, the Fund held no delayed delivery transactions.

(9)  LINE OF CREDIT:

     The Fund, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $60 for the Fund.

     During the period ended June 30, 2004, the Fund had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                             NUMBER OF
                                                                        PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS              TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming                Trustee         Trustee since    Chairman of the Board         29              None
c/o Decision Resources, Inc.                     11/3/1986         and Chief Executive
260 Charles Street                                                Officer, Decision
Waltham, MA 02453                                                 Resources, Inc.
9/30/40
Caleb Loring III                 Trustee         Trustee since    Trustee, Essex Street         29              None
c/o Essex Street Associates                      11/3/1986        Associates (family
P.O. Box  181                                                     investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee         Trustee since    William Joseph Maier,         29              None
c/o Harvard University                           9/13/1986        Professor of Political
Cambridge, MA 02138                                               Economy, Harvard
8/5/44                                                            University

John H. Hewitt                   Trustee         Trustee since    Trustee, Mertens              29              None
P.O. Box 2333                                    11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

Interested Trustees

                                                                                            NUMBER OF
                                                                       PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                           TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)     AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST    TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Patrick J. Sheppard        Trustee, President     Since 2003     Senior Vice President         29              None
Mellon Institutional            and Chief                        and Chief Operating
Asset Management            Executive Officer                    Officer, Mellon Institutional
One Boston Place                                                 Asset Management;
Boston, MA 02108                                                 formerly Vice President
7/24/65                                                          and Chief Financial Officer,
                                                                 Mellon Institutional
                                                                 Asset Management

Principal Officers who are Not Trustees

                                                                                            NUMBER OF
                                                                       PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                           TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)     AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST    TIME SERVED            5 YEARS              OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann            Vice President     Since 2003       Senior Vice President         29              None
Mellon Institutional          and Secretary                      and Head of Operations
Asset Management                                                 Mellon Institutional Asset
One Boston Place                                                 Management, formerly
Boston, MA 02108                                                 First Vice President,
2/20/61                                                          Mellon Institutional Asset
                                                                 Management and Mellon
                                                                 Global Investments

Steven M. Anderson           Vice President     Vice President   Vice President and Mutual     29              None
Mellon Institutional          and Treasurer     since 1999;      Funds Controller, Mellon
Asset Management                                Treasurer since  Institutional Asset
One Boston Place                                2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice     Since 1996       Vice President and            29              None
Mellon Institutional            President                        Manager, Mutual Funds
Asset Management                                                 Operations, Mellon
One Boston Place                                                 Institutional Asset
Boston, MA 02108                                                 Management
8/19/51

Cara E. Hultgren,            Assistant Vice     Since 2001       Assistant Manager, Mutual     29              None
Mellon Institutional            President                        Fund Operations since
Asset Management                                                 1999; Shareholder
One Boston Place                                                 Representative, Mellon
Boston, MA 02108                                                 Institutional Asset
1/19/71                                                          Management

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com

                                                                     0947SA0604

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Financial Statements                   STANDISH MELLON
                                       OPPORTUNISTIC HIGH YIELD FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments in securities (including securities on loan, valued at $4,800,499) (Note 7)
    Unaffiliated issuers, at value (Note 1A) (cost $31,941,993)                                                   $ 32,774,349
    Affiliated issuers, at value (Note 1A) (cost $5,338,765) (Note 1G)                                               5,338,765
  Cash                                                                                                                 180,183
  Foreign currency, at value (identified cost $126,089)                                                                126,218
  Receivable for investments sold                                                                                       93,625
  Interest and dividends receivable                                                                                    648,459
  Unrealized appreciation on forward currency exchange contracts (Note 6)                                                  739
  Prepaid expenses                                                                                                       9,502
                                                                                                                   -----------
        Total assets                                                                                                39,171,840

LIABILITIES
  Liability for securities on loan (Note 7)                                                   $4,906,110
  Payable for investments purchased                                                              190,089
  Unrealized depreciation on forward currency exchange contracts (Note 6)                         11,688
  Accrued accounting, custody and transfer agent fees (Note 2)                                    12,256
  Accrued trustees' fees and expenses (Note 2)                                                     1,893
  Accrued expenses and other liabilities                                                          20,244
                                                                                              ----------

        Total liabilities                                                                                            5,142,280
                                                                                                                   -----------

NET ASSETS                                                                                                        $ 34,029,560
                                                                                                                  ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $ 50,470,033
  Accumulated net realized loss                                                                                    (17,607,634)
  Undistributed net investment income                                                                                  214,015
  Net unrealized appreciation                                                                                          953,146
                                                                                                                  ------------

TOTAL NET ASSETS                                                                                                  $ 34,029,560
                                                                                                                  ============

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            1,970,557
                                                                                                                  ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE

  (Net Assets/Shares outstanding)                                                                                 $      17.27
                                                                                                                  ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (including securities lending income of $3,345 (Note 7))                                         $ 1,448,174
  Dividend income                                                                                                       22,748
                                                                                                                   -----------
    Total investment income                                                                                          1,470,922

EXPENSES
  Investment advisory fee (Note 2)                                                           $    76,890
  Accounting, custody, and transfer agent fees (Note 2)                                           31,704
  Legal and audit services                                                                        21,600
  Registration fees                                                                                3,319
  Trustees' fees and expenses (Note 2)                                                             3,267
  Insurance expense                                                                                4,428
  Miscellaneous                                                                                    3,323
                                                                                             -----------
                                                                                                 144,531

DEDUCT:
  Waiver of investment advisory fee (Note 2)                                                     (76,890)
  Reimbursement of Fund operating expenses (Note 2)                                              (48,419)
                                                                                             -----------
    Total expense deductions                                                                    (125,309)
                                                                                             -----------
      Net expenses                                                                                                      19,222
                                                                                                                   -----------
        Net investment income                                                                                        1,451,700
                                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain (loss)
  Investment security transactions                                                               801,532
  Foreign currency transactions and forward currency exchange contracts                          145,348
  Written options transactions                                                                   (11,839)
                                                                                             -----------
  Net realized gain                                                                                                    935,041
  Change in unrealized appreciation (depreciation)
  Investment securities and financial instruments                                             (1,788,498)
                                                                                             -----------
  Change in net unrealized appreciation (depreciation)                                                              (1,788,498)
                                                                                                                   -----------
  Net realized and unrealized gain on investments                                                                     (853,457)
                                                                                                                   -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $   598,243
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                            PERIOD ENDED
                                                                                            JUNE 30, 2004          YEAR ENDED
                                                                                             (UNAUDITED)        DECEMBER 31, 2003
                                                                                            -------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:

FROM INVESTMENT OPERATIONS
  Net investment income                                                                      $ 1,451,700          $  2,973,253
  Net realized gains                                                                             935,041             1,430,331
  Change in net unrealized appreciation (depreciation)                                        (1,788,498)            2,875,365
                                                                                             -----------           -----------
  Net increase in net assets from investment operations                                          598,243             7,278,949
                                                                                             -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1D)
  From net investment income                                                                  (1,142,770)           (3,206,052)
                                                                                             -----------           -----------
  Total distributions to shareholders                                                         (1,142,770)           (3,206,052)
                                                                                             -----------           -----------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                               440,000            30,966,852
  Value of shares issued to shareholders in payment of distributions declared                    624,885             2,344,012
  Cost of shares redeemed                                                                     (8,334,156)          (34,572,371)
                                                                                             -----------           -----------
  Net (decrease) in net assets from Fund share transactions                                   (7,269,271)           (1,261,507)
                                                                                             -----------           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                       (7,813,798)            2,811,390

NET ASSETS
  At beginning of period                                                                      41,843,358            39,031,968
                                                                                             -----------           -----------
  At end of period (including undistributed net investment income of $214,015 and
      distributions in excess of net investment income of $94,915)                           $34,029,560          $ 41,843,358
                                                                                             ===========          ============


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           FOR THE PERIOD          YEAR ENDED                  FOR THE PERIOD
                                                                ENDED             DECEMBER 31,                  APRIL 2, 2001
                                                            JUNE 30, 2004    ----------------------     (COMMENCEMENT OF OPERATIONS)
                                                             (UNAUDITED)       2003          2002            TO DECEMBER 31, 2001
                                                            ------------     ---------     ----------   ----------------------------

NET ASSET VALUE, BEGINNING OF YEAR                             $ 17.64        $ 15.72      $ 16.36                 $ 20.00
                                                               -------        -------      -------                 -------

FROM INVESTMENT OPERATIONS:
  Net investment income (1)*                                      0.68           1.36         1.41                    1.34
  Net realized and unrealized gain (loss) on investments         (0.50)          1.97        (0.46)                  (1.93)
                                                               -------        -------      -------                 -------
Total from investment operations                                  0.18           3.33         0.95                   (0.59)
                                                               -------        -------      -------                 -------

LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                     (0.55)         (1.41)       (1.58)                  (2.98)
  From tax return of capital                                        --             --        (0.01)                  (0.07)
                                                               -------        -------      -------                 -------
Total distributions to shareholders                              (0.55)         (1.41)       (1.59)                  (3.05)
                                                               -------        -------      -------                 -------
NET ASSET VALUE, END OF YEAR                                   $ 17.27        $ 17.64      $ 15.72                 $ 16.36
                                                               =======        =======      =======                 =======

TOTAL RETURN+++                                                   1.01%++       21.77%        6.07%                  (2.91)%++

RATIOS/SUPPLEMENTAL DATA:
  Expenses (to average daily net assets)*                         0.10%(2)       0.10%        0.10%                   0.10%+
  Net Investment Income (to average daily net assets)*            7.58%(2)       8.00%        8.78%                   9.46%+
  Portfolio Turnover                                                17%++         133%         121%                    191%++
  Net Assets, End of Year (000's omitted)                      $34,030        $41,843      $39,032                 $46,193

--------------

* For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Net investment income per share(1)                         $  0.62        $  1.22      $  1.31                 $  1.28
    Ratios (to average daily net assets):
    Expenses                                                      0.75%(2)       0.91%        0.73%                   0.54%+
    Net investment income                                         6.93%(2)       7.19%        8.15%                   9.02%+

(1) Calculated based on average shares outstanding.
+   Computed on an annualized basis.
++  Not annualized.
+++ Total return would have been lower in the absence of fee waivers and expense limitations.
(2) Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES -- 93.1%

CONVERTIBLE CORPORATE BONDS -- 0.8%
Centerpoint Energy, Inc. 144A                                           2.875%    1/15/2024         USD        55,000   $    58,163
Royal Caribbean Cruises--Step Up Notes CVT (a)                          0.000     5/18/2021                   225,000       157,500
Xcel Energy, Inc. 144A CVT                                              7.500    11/21/2007                    40,000        59,646
                                                                                                                        -----------
Total Convertible Corporate Bonds (Cost $275,871)                                                                           275,309
                                                                                                                        -----------

CORPORATE -- 80.4%

BASIC MATERIALS -- 7.3%
Airgas, Inc. 144A                                                       6.250     7/15/2014                    25,000        23,938
Boise Cascade Corp.                                                     6.500     11/1/2010                    90,000        91,575
Earle M Jorgenson Co.                                                   9.750      6/1/2012                   100,000       109,500
Equistar Chemicals LP/ Equistar Funding Corp.                          10.125      9/1/2008                   190,000       208,050
Equistar Chemicals LP/ Equistar Funding Corp.*                         10.625      5/1/2011                    15,000        16,650
Freeport-McMoRan Copper & Gold, Inc. *                                 10.125      2/1/2010                    75,000        82,875
Freeport-McMoRan Copper & Gold, Inc.                                    6.875      2/1/2014                   145,000       132,675
Georgia Pacific Corp. 144A                                              8.000     1/15/2024                   300,000       300,000
Georgia-Pacific Corp.                                                   7.375     7/15/2008                   220,000       234,300
Georgia-Pacific Corp.                                                   8.875      2/1/2010                   125,000       141,563
International Steel Group, Inc. 144A                                    6.500     4/15/2014                   160,000       150,000
Kansas City Southern                                                    7.500     6/15/2009                   100,000       100,000
Lyondell Chemical Co.*                                                  9.625      5/1/2007                   225,000       235,125
Nalco Co. 144A                                                          7.750    11/15/2011                   175,000       183,313
Steel Dynamics, Inc.*                                                   9.500     3/15/2009                   200,000       221,000
United States Steel Corp.*                                              9.750     5/15/2010                    97,000       107,428
Westlake Chemical Corp.                                                 8.750     7/15/2011                   160,000       173,599
                                                                                                                        -----------
                                                                                                                          2,511,591
                                                                                                                        -----------

COMMUNICATIONS -- 11.1%
ACC Escrow Corp.                                                       10.000      8/1/2011                    50,000       43,125
American Media Operation, Inc.                                         10.250      5/1/2009                    95,000       98,563
Block Communications, Inc.                                              9.250     4/15/2009                   400,000      420,000
Cablevision Systems Corp. 144A                                         15.670      4/1/2009                   200,000      205,000
CBD Media, Inc.                                                         8.625      6/1/2011                   230,000      242,075
CSC Holdings, Inc.                                                      8.125     7/15/2009                   100,000      104,000
CSC Holdings, Inc.                                                      7.875    12/15/2007                   100,000      104,000
Dex Media West LLC/Dex Media Finance Co.*                               8.500     8/15/2010                    85,000       92,650
Dex Media West LLC/Dex Media Finance Co.                                9.875     8/15/2013                    85,000       93,288
DirecTV Holdings LLC                                                    8.375     3/15/2013                   186,000      205,763
Echostar DBS Corp.                                                      9.125     1/15/2009                   131,000      143,609
Echostar DBS Corp.                                                      5.750     10/1/2008                   395,000      389,569
Entercom Radio LLC/Entercom Capital, Inc.                               7.625      3/1/2014                    50,000       51,688
Entravision Communications Corp.                                        8.125     3/15/2009                   250,000      257,813
Lamar Media Corp.                                                       7.250      1/1/2013                    20,000       20,350
Nextel Communications, Inc.*                                            6.875    10/31/2013                   245,000      242,856
Qwest Corp.                                                             6.875     9/15/2033                   115,000       95,738
Radio One, Inc.                                                         8.875      7/1/2011                    75,000       81,844
RH Donnelley Finance Corp. I 144A                                       8.875    12/15/2010                   140,000      153,650
RH Donnelley Finance Corp. I 144A                                      10.875    12/15/2012                   135,000      156,600
Rural Cellular Corp. 144A                                               8.250     3/15/2012                    50,000       51,125


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS (CONTINUED)
Salem Communications Corp.                                              7.750%   12/15/2010         USD       280,000     $285,950
Sinclair Broadcast Group, Inc.                                          4.875     7/15/2018                    60,000       55,350
Spanish Broadcasting System                                             9.625     11/1/2009                   175,000      184,624
                                                                                                                        ----------
                                                                                                                         3,779,230
                                                                                                                        ----------
CONSUMER CYCLICAL -- 19.5%
Advanced Accessory Systems LLC                                         10.750     6/15/2011                   185,000      179,450
American Casino & Entertainment Properties LLC 144A                     7.850      2/1/2012                    55,000       55,825
Amerigas Partners LP/Amerigas Eagle Finance Corp.                       8.875     5/20/2011                   200,000      213,000
Ameristar Casinos, Inc.                                                10.750     2/15/2009                   290,000      330,600
Argosy Gaming Co. 144A                                                  7.000     1/15/2014                   440,000      429,000
Chumash Casino & Resort Enterprise 144A                                 9.000     7/15/2010                   280,000      303,800
Cinemark USA, Inc.                                                      9.000      2/1/2013                    75,000       81,844
Coast Hotels & Casinos, Inc.                                            9.500      4/1/2009                   465,000      488,250
Domino's, Inc.                                                          8.250      7/1/2011                   105,000      111,300
Friendly Ice Cream Corp. 144A                                           8.375     6/15/2012                    25,000       24,250
INVISTA 144A                                                            9.250      5/1/2012                   100,000      100,500
Isle of Capri Casinos, Inc. 144A                                        7.000      3/1/2014                   400,000      371,000
John Q Hammons Hotels Finance Corp. III                                 8.875     5/15/2012                   235,000      254,975
Keystone Automotive Operations, Inc. 144A                               9.750     11/1/2013                    80,000       85,600
Mohegan Tribal Gaming Authority                                         8.125      1/1/2006                   164,000      173,020
Mohegan Tribal Gaming Authority                                         8.375      7/1/2011                   580,000      626,400
Mohegan Tribal Gaming Authority                                         8.000      4/1/2012                    25,000       26,625
National Waterworks, Inc.                                              10.500     12/1/2012                    55,000       61,050
Norcraft Co LP/Norcraft Finance Corp. 144A                              9.000     11/1/2011                    40,000       42,200
Rite Aid Corp.*                                                        12.500     9/15/2006                   215,000      243,488
Rite Aid Corp.                                                                    2/15/2011                    75,000       82,688
Rite Aid Corp.                                                          8.125      5/1/2010                   190,000      199,975
Royal Caribbean Cruises Ltd.                                            7.000    10/15/2007                   100,000      105,250
Royal Caribbean Cruises Ltd.                                            7.500    10/15/2027                   255,000      238,425
Royal Caribbean Cruises Ltd.*                                           8.750      2/2/2011                   495,000      548,213
Russell Corp.                                                           9.250      5/1/2010                   125,000      132,813
Six Flags, Inc.*                                                        9.500      2/1/2009                   185,000      190,088
Speedway Motorsports, Inc.                                              6.750      6/1/2013                   250,000      252,500
Station Casinos, Inc.                                                   6.500      2/1/2014                   250,000      240,625
True Temper Sports, Inc.                                                8.375     9/15/2011                    65,000       65,000
TRW Automotive, Inc.                                                    9.375     2/15/2013                   152,000      171,380
Turning Stone Casino Resort Enterprise 144A                             9.125    12/15/2010                   195,000      203,775
                                                                                                                        ----------
                                                                                                                         6,632,909
                                                                                                                        ----------
CONSUMER NONCYCLICAL -- 7.8%
Altria Group, Inc.                                                      7.000     11/4/2013                   100,000      101,832
Chattem, Inc.(b)                                                        4.310      3/1/2010                    50,000       51,250
Chattem, Inc.                                                           7.000      3/1/2014                   160,000      153,600
Constellation Brands, Inc.                                              8.000     2/15/2008                    95,000      102,125
Corn Products International, Inc.                                       8.250     7/15/2007                    75,000       81,656
Corrections Corp Of America                                             7.500      5/1/2011                    30,000       30,300
Del Monte Corp.                                                         8.625    12/15/2012                   280,000      301,700
Elizabeth Arden, Inc. 144A*                                             7.750     1/15/2014                    40,000       40,700
Great Lakes Dredge and Dock Corp.                                       7.750    12/15/2013                   115,000       97,175


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER NONCYCLICAL (CONTINUED)
HCA, Inc.                                                               8.360%    4/15/2024         USD       175,000   $   185,31
Ingles Markets, Inc.                                                    8.875     12/1/2011                   125,000      128,438
Kinetic Concepts, Inc.                                                  7.375     5/15/2013                    91,000       95,095
Medex, Inc.                                                             8.875     5/15/2013                    20,000       21,100
NeighborCare, Inc. 144A                                                 6.875    11/15/2013                    30,000       31,800
Pathmark Stores, Inc.*                                                  8.750      2/1/2012                   195,000      195,000
Pinnacle Foods Holding Corp. 144A                                       8.250     12/1/2013                   235,000      226,775
RJ Reynolds Tobacco Holdings, Inc.*                                     7.750     5/15/2006                   130,000      135,200
Scotts Co.                                                              6.625    11/15/2013                    65,000       65,000
Smithfield Foods, Inc.                                                  7.750     5/15/2013                    70,000       73,500
Standard Commercial Corp. 144A                                          8.000     4/15/2012                    50,000       49,000
Stater Brothers Holdings 144A                                           5.060     6/15/2010                   125,000      127,031
Stater Brothers Holdings 144A                                           8.125     6/15/2012                   350,000      351,313
                                                                                                                        ----------
                                                                                                                         2,644,901
                                                                                                                        ----------
ENERGY -- 10.8%
ANR Pipeline Co.                                                        7.000      6/1/2025                    25,000       25,375
ANR Pipeline Co.*                                                       7.375     2/15/2024                   310,000      288,300
Chesapeake Energy Corp.                                                 8.125      4/1/2011                    30,000       32,400
Chesapeake Energy Corp.                                                 8.375     11/1/2008                   150,000      162,000
Citgo Petroleum Corp.                                                  11.375      2/1/2011                   170,000      197,200
Dynegy Holdings, Inc. 144A                                              9.875     7/15/2010                   385,000      413,875
El Paso Natural Gas Co.                                                 8.625     1/15/2022                   225,000      219,375
El Paso Natural Gas Co.                                                 8.375     6/15/2032                   230,000      219,650
El Paso Production Holding Co.                                          7.750      6/1/2013                    95,000       87,163
Houston Exploration Co.                                                 7.000     6/15/2013                   100,000      100,500
Newfield Exploration Co.                                                8.375     8/15/2012                   100,000      108,500
Northwest Pipeline Corp.                                                6.625     12/1/2007                   325,000      334,750
Peabody Energy Corp.*                                                   6.875     3/15/2013                    80,000       81,000
Pogo Producing Co.                                                      8.250     4/15/2011                    75,000       82,125
Premcor Refining Group, Inc.                                            9.500      2/1/2013                   190,000      218,975
Southern Natural Gas Co.*                                               8.875     3/15/2010                    25,000       27,313
Tennessee Gas Pipeline Co.                                              8.375     6/15/2032                   100,000       97,500
Tesoro Petroleum Corp.*                                                 8.000     4/15/2008                    35,000       37,450
Transcontinental Gas Pipe Line Corp.                                    6.125     1/15/2005                   175,000      177,625
Transcontinental Gas Pipe Line Corp.                                    8.875     7/15/2012                   200,000      226,000
Williams Cos, Inc.                                                      7.750     6/15/2031                   100,000       91,500
Williams Cos, Inc.                                                      7.875      9/1/2021                   375,000      360,938
Williams Cos, Inc.                                                      8.625      6/1/2010                    70,000       77,000
                                                                                                                        ----------
                                                                                                                         3,666,514
                                                                                                                        ----------
FINANCIAL -- 6.6%
Arch Western Finance LLC 144A                                           6.750      7/1/2013                    55,000       55,000
BF Saul REIT                                                            7.500      3/1/2014                   225,000      222,750
Chevy Chase Bank FSB                                                    6.875     12/1/2013                   575,000      575,000
Consolidated Communications Illinois 144A                               9.750      4/1/2012                   165,000      167,475
Couche-Tard                                                             7.500    12/15/2013                    75,000       75,000
Felcor Lodging LP*                                                     10.000     9/15/2008                    46,000       48,530
Felcor Lodging LP 144A(b)                                               5.840      6/1/2011                   105,000      105,525
Host Marriott Corp.                                                     7.875      8/1/2008                    85,000       87,125


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)
Host Marriott LP 144A                                                   3.250%    4/15/2024         USD        80,000   $   75,600
KRATON Polymers LLC/Capital Corp. 144A                                  8.125     1/15/2014                    15,000       15,150
Leucadia National Corp. 144A                                            3.750     4/15/2014                    80,000       79,200
Leucadia National Corp.                                                 7.000     8/15/2013                   250,000      247,234
Meristar Hospitality Operating Partnership LP*                         10.500     6/15/2009                   280,000      298,200
PX Escrow Corp.                                                         9.625      2/1/2006                   330,000      204,600
                                                                                                                        ----------
                                                                                                                         2,256,389
                                                                                                                        ----------
INDUSTRIAL -- 8.8%
Alliant Techsystems, Inc.                                               8.500     5/15/2011                   100,000      108,000
Alliant Techsystems, Inc. 144A                                          2.750     2/15/2024                    35,000       36,925
Allied Waste North America                                              8.875      4/1/2008                   250,000      273,750
Allied Waste North America                                              8.500     12/1/2008                    70,000       76,563
Ball Corp.                                                              6.875    12/15/2012                   200,000      203,000
Berry Plastic Corp.                                                    10.750     7/15/2012                    55,000       61,050
Browning-Ferris Industries                                              9.250      5/1/2021                   200,000      216,000
Communications & Power Industries, Inc.                                 8.000      2/1/2012                    25,000       25,000
Crown Cork & Seal Co, Inc.                                              8.000     4/15/2023                   250,000      217,500
Crown Cork & Seal Co, Inc.                                              7.375    12/15/2026                   225,000      186,750
Esterline Technologies Corp.                                            7.750     6/15/2013                    70,000       72,100
Jefferson Smurfit Corp.                                                 8.250     10/1/2012                    85,000       88,400
K&F Industries, Inc.                                                    9.625    12/15/2010                    65,000       71,256
L-3 Communications Corp.                                                7.625     6/15/2012                   160,000      168,800
Owens-Brockway*                                                         7.750     5/15/2011                    55,000       57,200
Owens-Illinois, Inc.*                                                   7.500     5/15/2010                   210,000      205,800
Sylvan Holdings, Inc.                                                   6.750    11/15/2013                    85,000       82,450
Solo Cup Co. 144A*                                                      8.500     2/15/2014                    50,000       46,500
SPX Corp.*                                                              7.500      1/1/2013                    90,000       92,250
SPX Corp.                                                               6.250     6/15/2011                    55,000       53,488
Stone Container Corp.                                                   8.375      7/1/2012                   145,000      151,525
Texas Industries, Inc.                                                 10.250     6/15/2011                   210,000      234,150
Trinity Industries, Inc. 144A                                           6.500     3/15/2014                   285,000      260,775
                                                                                                                        ----------
                                                                                                                         2,989,232
                                                                                                                        ----------
UTILITIES -- 8.5%
AES Corp.*                                                              8.875     2/15/2011                   123,000      127,613
AES Corp. 144A                                                         10.000     7/15/2005                    94,703       96,834
AES Corp. 144A*                                                         8.750     5/15/2013                   610,000      653,463
CMS Energy Corp.                                                        8.900     7/15/2008                   500,000      523,750
CMS Energy Corp. 144A                                                   7.750      8/1/2010                    50,000       49,750
DPL, Inc.*                                                              6.875      9/1/2011                   175,000      176,313
First Energy Corp.                                                      6.450    11/15/2011                   155,000      160,698
FPL Energy Wind Funding LLC 144A                                        6.876     6/27/2017                    94,600       92,708
Ipalo Enterprises, Inc.                                                 8.375    11/14/2008                   155,000      168,175
Monongahela Power Co. 144A                                              6.700     6/15/2014                    65,000       65,620
MSW Energy Holdings II LLC 144A                                         7.375      9/1/2010                   240,000      238,800
Nevada Power Co. 144A                                                   6.500     4/15/2012                    90,000       85,500
NRG Energy, Inc. 144A                                                   8.000    12/15/2013                    95,000       95,950
Reliant Energy, Inc.                                                    9.250     7/15/2010                    55,000       58,713


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               PAR         VALUE
SECURITY DESCRIPTION                                                    RATE      MATURITY                    VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)
TECO Energy, Inc.                                                       7.500%    6/15/2010         USD        50,000  $    50,500
TXU Gas Capital (b)                                                     2.950      7/1/2028                   250,000      232,772
                                                                                                                       -----------
                                                                                                                         2,877,159
                                                                                                                       -----------
Total Corporate (Cost $26,423,640)                                                                                      27,357,925
                                                                                                                       -----------
MUNICIPAL OBLIGATIONS--0.1%
South Carolina Tobacco Settlement Authority                             6.000     5/15/2022                    50,000       44,693
                                                                                                                       -----------
Total Municipal Obligations (Cost $44,531)

YANKEE BONDS--4.9%
BCP Caylux Holdings Luxembourg SCA 144A*                                9.625     6/15/2014                   150,000      155,438
Crown European Holdings SA                                              9.500      3/1/2011                   275,000      299,750
Donohue Forest Products                                                 7.625     5/15/2007                   215,000      221,620
Eircom Funding*                                                         8.250     8/15/2013                    50,000       52,000
GT Group Telecom, Inc. Senior Notes Step Up Notes~(a)                   0.000      2/1/2010                   900,000           90
JSG Funding PLC                                                         9.625     10/1/2012                   100,000      109,500
Norampac, Inc.*                                                         6.750      6/1/2013                    45,000       44,100
Nova Chemicals Corp.*                                                   6.500     1/15/2012                    55,000       54,175
Quebecor Media, Inc.                                                   11.125     7/15/2011                    95,000      108,419
Rogers Wireless Communications, Inc. 144A                               6.375      3/1/2014                   100,000       92,000
Russel Metals, Inc.                                                     6.375      3/1/2014                    50,000       46,875
Stena AB 144A                                                           7.500     11/1/2013                    70,000       69,213
Tyco International Group SA                                             6.750     2/15/2011                    35,000       38,030
Tyco International Group SA                                             6.375    10/15/2011                   200,000      212,756
Vivendi Universal SA                                                    9.250     4/15/2010                   150,000      177,283
                                                                                                                       -----------
Total Yankee Bonds (Cost $2,002,358)                                                                                     1,681,249
                                                                                                                       -----------
NON-AGENCY -- 1.5%

PASS THRU SECURITIES--1.5%
Continental Airlines, Inc. 1999-1 B                                     6.795      8/2/2018                    75,729       59,218
Continental Airlines, Inc. 1999-2                                       7.566     3/15/2020                    58,357       45,716
Continental Airlines, Inc. 2000-2                                       8.307      4/2/2018                   319,295      262,495
Northwest Airlines, Inc. 1999-2 C                                       8.304      9/1/2010                   178,893      140,569
                                                                                                                       -----------
Total Non-Agency (Cost $477,200)                                                                                           507,998
                                                                                                                       -----------
FOREIGN DENOMINATED -- 5.4%

EURO -- 5.4%
Eircom Funding                                                          6.750     8/15/2013         EUR       170,000      218,538
Nalco Co. 144A                                                          7.750    11/15/2011                   100,000      125,506
NTL Cable PLC 144A                                                      8.750     4/15/2014                   235,000      289,211
Remy Cointreau 144A                                                     6.500      7/1/2010                    40,000       49,227
Teksid Aluminum SpA                                                    11.375     7/15/2011                    95,000       99,077
Telenet Communications NV 144A Senior Notes                             9.000    12/15/2013                   270,000      327,350
Tyco International Group SA                                             5.500    11/19/2008                   280,000      358,665
Valentia Telecommunications Ltd                                         7.250     8/15/2013                   285,000      359,427
                                                                                                                       -----------
Total Foreign Denominated (Cost $1,645,842)                                                                              1,827,001
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $30,869,442)                                                                                31,694,175
                                                                                                                       -----------


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                           VALUE
SECURITY DESCRIPTION                                                    RATE                                             (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 3.2%
CONVERTIBLE PREFERRED STOCKS--3.2%                                                                       SHARES
                                                                                                       ----------
Ford Motor Co. Capital Trust II 6.50% CVT Pfd                                                              2,250       $   123,210
General Motors Corp. Series C 6.25% CVT Pfd                                                                2,750            79,860
Kansas City Southern Railway 4.25% 144A CVT Pfd                                                              160            96,780
Omnicare, Inc. 4.00% CVT Pfd                                                                                 700            42,875
Sovereign Capital Trust II 4.375% CVT Pfd                                                                 12,000           567,000
Tyco International Group SA 3.125% 144A CVT Pfd                                                          105,000           169,969
                                                                                                                       -----------
TOTAL PREFERRED STOCKS (Cost $984,689)                                                                                   1,079,694
                                                                                                                       -----------
WARRANTS -- 0.0%

COMMUNICATIONS -- 0.0%
GT Group Telecom, Inc., 02/01/10**                                                                         1,900                19
McLeodUSA, Inc., 04/16/2007**                                                                              3,291               461
                                                                                                                       -----------
TOTAL WARRANTS (Cost $87,862)                                                                                                  480
                                                                                                                       -----------
SHORT-TERM INVESTMENTS--1.3%                                                                              PAR
INVESTMENT COMPANIES--1.3%                                                                               VALUE
                                                                                                       ----------
Dreyfus Institutional Preferred Plus+                                1.000%                  USD         432,655           432,655
                                                                                                                       -----------
TOTAL SHORT TERM INVESTMENTS (Cost $432,655)

INVESTMENT OF CASH COLLATERAL
 FOR SECURITIES LOANED -- 14.4%

INVESTMENT COMPANIES -- 14.4%
Dreyfus Cash Management Plus Fund+ (cost $4,906,110)                 1.000%                            4,906,110         4,906,110
                                                                                                                       -----------
TOTAL INVESTMENTS -- 112.0% (COST $37,280,758)                                                                          38,113,114

LIABILITIES IN EXCESS OF OTHERS ASSETS -- (12.0%)                                                                       (4,083,554)
                                                                                                                       -----------
NET ASSETS -- 100.0%                                                                                                   $34,029,560
                                                                                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

144A -- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified buyers.

Step Up Notes -- Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2004. Maturity date disclosed is the ultimate maturity.

CVT--Convertible

(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end. The maturity date shown is the ultimate maturity.

*    Security, or a portion of thereof, was on loan at June 30, 2004.
     REIT--Real Estate Investment Trust

(b)  Variable Rate Security; rate indicated is as if 6/30/2004.

**   Non-income producing security.

+ Affiliated institutional money market fund. The effective yield is 1.00% A complete listing of the fund's holdings as of its most recent fiscal year end is available.

USD--United States Dollar

EUR--Euro


   The accompanying notes are an integral part of the financial statements.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Opportunistic High Yield Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consistent with preserving principal, primarily through the generation of current income and, to a lesser extent, capital appreciation by investing, under normal circumstances, at least 80% of net assets in below investment grade fixed income securities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size tr Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts usually received or paid.

     C. FOREIGN CURRENCY TRANSACTIONS

     Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     D. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared and distributed quarterly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryforwards, foreign currency, and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     F. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     G. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services, and general office facilities, is paid monthly at the annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.10% of the Fund's average daily net assets for the period ended June 30, 2004. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily did not impose $76,890 of its investment advisory fee and reimbursed the Fund for $48,419 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     As of February 23, 2004, the Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, Which is an affiliate of Standish Mellon, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $2,361 during the period ended June 30, 2004 and $2,361 was owed at June 30, 2004.

     The Fund compensates Mellon Bank, N.A., under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the fund. Pursuant to this agreement the Fund was charged $28,458 during the period ended June 30, 2004 and $9,745 was owed at June 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term investments, for the period ended June 30, 2004 were as follows:

                                                                         PURCHASES      SALES
                                                                        ----------   -----------
     U.S. Government Securities                                         $       --   $        --
                                                                        ==========   ===========

     Investments (non-U.S. Government Securities)                       $6,322,289   $13,238,954
                                                                        ==========   ===========

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                   PERIOD ENDED
                                                                   JUNE 30, 2004          YEAR ENDED
                                                                    (UNAUDITED)       DECEMBER 31, 2003
                                                                  --------------      ------------------
     Shares sold                                                         24,910             1,812,094

     Shares issued to shareholders in payment
        of distributions declared                                        35,693               137,526

     Shares redeemed                                                   (461,845)           (2,061,476)
                                                                       --------            ----------

     Net decrease                                                      (401,242)             (111,856)
                                                                       ========            ==========

     At June 30, 2004, three shareholders of record held approximately 28%, 24% and 12% of the total outstanding shares of the Fund. All of the Fund's shares are beneficially owned by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                              $32,374,648
                                                 ===========
     Unrealized appreciation                     $ 1,713,464
     Unrealized depreciation                        (881,108)
                                                 -----------
     Net unrealized appreciation/depreciation    $   832,356
                                                 ===========

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund entered into no such transactions during the period ended June 30, 2004.

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     At June 30, 2004, the Fund held the following forward foreign currency exchange contracts:

                                   LOCAL
                                 PRINCIPAL      CONTRACT                                  AGGREGATE                UNREALIZED
CONTRACTS TO DELIVER              AMOUNT       VALUE DATE              VALUE             FACE AMOUNT                  LOSS
------------------------------------------------------------------------------------------------------------------------------------
EURO                             1,431,000      9/15/2004           $1,741,460           $1,729,772                 $(11,688)

                                  LOCAL
                                 PRINCIPAL      CONTRACT                                  AGGREGATE                UNREALIZED
CONTRACTS TO RECEIVE              AMOUNT       VALUE DATE              VALUE             FACE AMOUNT                  GAIN
------------------------------------------------------------------------------------------------------------------------------------
EURO                              75,000        9/15/2004             $91,272              $90,533                    $739

     SWAP AGREEMENTS

     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest income. Entering into these agreements, if any, involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At June 30, 2004, the Fund held no credit default swap contracts.

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     The Fund entered into no such transactions during the period ended June 30, 2004.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2004 resulting in $3,345 of security lending income. At June 30, 2004 the Fund had $4,800,499 worth of securities on loan.

     See the Statement of Investments for further detail on the security positions on loan.

                  MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON OPPORTUNISTIC HIGH YIELD FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(8)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. This Fund segregates securities having a value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of the decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     The Fund entered into no such transactions during the period ended June 30, 2004.

(9)  CONCENTRATION OF RISK:

     The Fund invests in low rated (non-investment grade) and comparable quality unrated high yield securities. Investments in high yield securities are accompanied by a greater degree of credit risk and the value of high yield securities tends to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default of an issuer may be significantly greater for holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

(10)   LINE OF CREDIT:

     The Fund, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $150 for the Fund.

     During the period ended June 30, 2004, the Fund had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                                      NUMBER OF
                                                                         PRINCIPAL                  PORTFOLIOS IN        OTHER
NAME                                             TERM OF OFFICE        OCCUPATION(S)                FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)       AND LENGTH OF         DURING PAST                  OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST      TIME SERVED            5 YEARS                      TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming                Trustee          Trustee since    Chairman of the Board                 29              None
c/o Decision Resources, Inc.                      11/3/1986        and Chief Executive
260 Charles Street                                                 Officer, Decision
Waltham, MA 02453                                                  Resources, Inc.
9/30/40

Caleb Loring III                 Trustee          Trustee since    Trustee, Essex Street                 29              None
c/o Essex Street Associates                       11/3/1986        Associates (family
P.O. Box  181                                                      investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee          Trustee since    William Joseph Maier,                 29              None
c/o Harvard University                            9/13/1986        Professor of Political
Cambridge, MA 02138                                                Economy, Harvard
8/5/44                                                             University

John H. Hewitt                   Trustee          Trustee since    Trustee, Mertens                      29              None
P.O. Box 2333                                     11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35


INTERESTED TRUSTEES
                                                                                                      NUMBER OF
                                                                         PRINCIPAL                  PORTFOLIOS IN        OTHER
NAME                                             TERM OF OFFICE        OCCUPATION(S)                FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)       AND LENGTH OF         DURING PAST                  OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST      TIME SERVED            5 YEARS                      OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Patrick J. Sheppard        Trustee, President       Since 2003     Senior Vice President                 29              None
Mellon Institutional            and Chief                          and Chief Operating
Asset Management            Executive Officer                      Officer, Mellon Institutional
One Boston Place                                                   Asset Management;
Boston, MA 02108                                                   formerly Vice President
7/24/65                                                            and Chief Financial Officer,
                                                                   Mellon Institutional
                                                                   Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                      NUMBER OF
                                                                         PRINCIPAL                  PORTFOLIOS IN        OTHER
NAME                                             TERM OF OFFICE        OCCUPATION(S)                FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)       AND LENGTH OF         DURING PAST                  OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST      TIME SERVED            5 YEARS                      OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann            Vice President       Since 2003       Senior Vice President                 29              None
Mellon Institutional          and Secretary                        and Head of Operations
Asset Management                                                   Mellon Institutional Asset
One Boston Place                                                   Management, formerly
Boston, MA 02108                                                   First Vice President,
2/20/61                                                            Mellon Institutional Asset
                                                                   Management and Mellon
                                                                   Global Investments

Steven M. Anderson           Vice President       Vice President   Vice President and Mutual             29              None
Mellon Institutional          and Treasurer       since 1999;      Funds Controller, Mellon
Asset Management                                  Treasurer since  Institutional Asset
One Boston Place                                  2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice       Since 1996       Vice President and                    29              None
Mellon Institutional            President                          Manager, Mutual Funds
Asset Management                                                   Operations, Mellon
One Boston Place                                                   Institutional Asset
Boston, MA 02108                                                   Management
8/19/51

Cara E. Hultgren,            Assistant Vice       Since 2001       Assistant Manager, Mutual             29              None
Mellon Institutional            President                          Fund Operations since
Asset Management                                                   1999; Shareholder
One Boston Place                                                   Representative, Mellon
Boston, MA 02108                                                   Institutional Asset
1/19/71                                                            Management

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com


                                                                     0949SA0604

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Financial Statements                   STANDISH MELLON
                                       SHORT-TERM ASSET RESERVE FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                        STANDISH MELLON SHORT-TERM ASSET
                                 RESERVE FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investment in Standish Mellon Short-Term Asset Reserve Portfolio ("Portfolio"), at value (Note 1A)            $69,076,188
  Receivable for Fund shares sold                                                                                   158,378
  Prepaid expenses                                                                                                   31,602
                                                                                                                -----------
    Total assets                                                                                                 69,266,168

LIABILITIES
  Payable for Fund shares redeemed                           $1,071,195
  Distributions payable                                          86,711
  Accrued transfer agent fees (Note 2)                            2,701
  Accrued expenses and other liabilities                         10,556
                                                              ---------
    Total liabilities                                                                                             1,171,163
                                                                                                                -----------
NET ASSETS                                                                                                      $68,095,005
                                                                                                                ===========

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                               $70,869,254
  Accumulated net realized loss                                                                                  (2,443,525)
  Undistributed net investment loss                                                                                (164,746)
  Net unrealized depreciation                                                                                      (165,978)
                                                                                                                -----------
TOTAL NET ASSETS                                                                                                $68,095,005
                                                                                                                ===========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                         3,517,110
                                                                                                                ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                               $     19.36
                                                                                                                ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                            STATEMENTS OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income allocated from Portfolio                                                                      $ 984,798
  Expenses allocated from Portfolio                                                                              (231,447)
                                                                                                                ---------
    Net investment income allocated from Portfolio                                                                753,351

EXPENSES
  Transfer agent fees (Note 2)                               $  3,719
  Registration fees                                            11,204
  Legal and audit fees                                         13,395
  Trustees' fees and expenses (Note 2)                            994
  Insurance expense                                               674
  Miscellaneous                                                 9,483
                                                              -------
    Total expenses                                                                                                 39,469
                                                                                                                ---------
      Net investment income                                                                                       713,882
                                                                                                                ---------

REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) allocated from Portfolio on:
    Investment transactions                                                                                         5,774
  Change in unrealized appreciation (depreciation)
    on investments allocated from Portfolio                                                                      (404,184)
                                                                                                                ---------
      Net realized and unrealized loss on investments                                                            (398,410)
                                                                                                                ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                      $ 315,472
                                                                                                                =========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                      STATEMENTS OF CHANGES IN NETS ASSETS
--------------------------------------------------------------------------------

                                                                                            PERIOD ENDED
                                                                                           JUNE 30, 2004           YEAR ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 2003
                                                                                           -------------       -----------------

INCREASE (DECREASE) IN NET ASSETS: FROM INVESTMENT OPERATIONS
  Net investment income                                                                    $     713,882         $   2,842,200
  Net realized gains                                                                               5,774               509,269
  Change in net unrealized appreciation                                                         (404,184)             (754,524)
                                                                                           -------------         -------------
  Net increase in net assets from investment operations                                          315,472             2,596,945
                                                                                           -------------         -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                                    (845,561)           (3,213,940)
                                                                                           -------------         -------------
  Total distributions to shareholders                                                           (845,561)           (3,213,940)
                                                                                           -------------         -------------

FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                            52,269,225           153,359,955
  Value of shares issued to shareholders in payment of distributions declared                    677,645             2,836,562
  Cost of shares redeemed                                                                   (126,158,370)         (160,362,595)
                                                                                           -------------         -------------

  Net decrease in net assets from Fund share transactions                                    (73,211,500)           (4,166,078)
                                                                                           -------------         -------------

TOTAL DECREASE IN NET ASSETS                                                                 (73,741,589)           (4,783,073)

NET ASSETS
  At beginning of period                                                                     141,836,594           146,619,667
                                                                                           -------------         -------------

  At end of period (inscluding distributions in excess
    of net investment income of $164,746 and $33,067)                                      $  68,095,005         $ 141,836,594
                                                                                           =============         =============


   The accompanying notes are an integral part of the financial statements.

 MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST STANDISH MELLON SHORT-TERM ASSET
                                 RESERVE FUND

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     PERIOD ENDED                      YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004    ------------------------------------------------------------
                                                     (UNAUDITED)       2003        2002         2001         2000         1999
                                                     ----------      --------    --------     --------     --------     --------
Net Asset Value, Beginning of the period               $ 19.48       $  19.55    $  19.55     $  19.36     $  19.23     $  19.44
                                                       -------       --------    --------     --------     --------     --------
From Investment Operations:
   Net investment income* (1)                             0.12           0.31        0.58         0.95         1.15         1.08
   Net realized and unrealized gain (loss)
        on investments                                   (0.10)         (0.04)       0.03         0.21         0.13        (0.21)
                                                       -------       --------    --------     --------     --------     --------

Total from investment operations                          0.02           0.27        0.61         1.16         1.28         0.87
                                                       -------       --------    --------     --------     --------     --------
Less Distributions to Shareholders:
   From net investment income                            (0.14)         (0.34)      (0.61)       (0.97)       (1.15)       (1.08)
                                                       -------       --------    --------     --------     --------     --------
   Total distributions to shareholders                   (0.14)         (0.34)      (0.61)       (0.97)       (1.15)       (1.08)
                                                       -------       --------    --------     --------     --------     --------
Net Asset Value, End of Year                           $ 19.36       $  19.48    $  19.55     $  19.55     $  19.36     $  19.23
                                                       =======       ========    ========     ========     ========     ========

Total Return+                                             0.09%(2)       1.48%       3.14%        6.14%        6.94%        4.61%

Ratios/Supplemental Data:
   Expenses (to average daily net assets)*                0.44%++        0.36%       0.36%        0.36%        0.36%        0.35%
   Net Investment Income (to average daily net assets)*   1.17%++        1.60%       2.99%        4.89%        6.07%        5.60%
   Net Assets, End of Year (000's omitted)             $68,095       $141,837    $146,620     $133,939     $183,858     $301,965

--------------
*    For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

   Net investment income per share(1)                      N/A        $0.30        $0.56        $0.94        $1.15           N/A
   Ratios (to average daily net assets):
      Expenses                                             N/A         0.43%        0.46%        0.41%        0.38%          N/A
      Net investment income                                N/A         1.53%        2.89%        4.84%        6.05%          N/A

(a) Through its investment in the Portfolio, the Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(1)  Calculated based on average shares outstanding,

(2)  Not annualized.

+    Total return would have been lower in the absence of expense waivers.

++   Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                 STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Short-Term Asset Reserve Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve a high level of current income consistent with preserving principal and liquidity. The Fund seeks to achieve its objective by investing all of its investable assets in an interest of the Standish Mellon Short-Term Asset Reserve Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 100% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and distributed monthly. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for capital loss carryforwards and amortization and/or accretion of premiums and discounts on certain securities.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM ASSET RESERVE FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(2)  INVESTMENT ADVISORY FEE AND TRANSACTIONS WITH AFFILIATES:

     The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Standish Mellon voluntarily agreed to limit the total operating expenses of the Fund and its pro rata share of the Portfolio expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.45% of the Fund's average daily net assets for the period ended June 30, 2004. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     On February 23, 2004, the Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, which is an affiliate of Standish Mellon, to provide transfer agent services to the Fund. Pursuant to this agreement the Fund was charged $2,701 during the period ended June 30, 2004 and $2,701 was owed at June 30, 2004.

     The Portfolio compensates Mellon Bank, N.A. under a administration and accounting services agreement for providing fund administration and fund accounting services for the Portfolio.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  INVESTMENT TRANSACTIONS:

     Increases and decreases in the Fund's investment in the Portfolio for the period ended June 30, 2004, aggregated $52,946,871 and $126,082,112, respectively.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                      PERIOD ENDED
                                                                      JUNE 30, 2004          YEAR ENDED
                                                                       (UNAUDITED)       DECEMBER 31, 2003
                                                                      -------------      -----------------
     Shares sold                                                         2,682,037             7,856,671
     Shares issued to shareholders in payment
       of distributions declared                                            34,848               145,331
     Shares redeemed                                                    (6,480,625)           (8,221,254)
                                                                        ----------            ----------
     Net decrease                                                       (3,763,740)             (219,252)
                                                                        ==========            ==========

     At June 30, 2004, one shareholder of record held approximately 14% and of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

                  MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
              STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

              SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  EXPECTED                     PAR         VALUE
SECURITY                                                               RATE       MATURITY     MATURITY       VALUE      (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES--94.8%

ASSET BACKED--33.1%
American Express Master Trust 2001-1 A(a)                              1.190%      10/15/04     9/15/05       680,000   $  680,129
American Express Master Trust 2002-1 A(a)                              1.170        1/14/05    12/15/05     2,735,000    2,736,561
BMW Vehicle Owner Trust 2002-A A3                                      3.800       11/25/04     5/25/06       955,339      959,622
Capital Auto Receivables Asset Trust 2002-2 A3                         3.820       11/15/04     7/15/05     1,138,968    1,143,089
Chase Funding Mortgage Loan Asset Backed 2003-3 2A2(a)                 1.370        7/30/06     4/25/33     1,900,000    1,909,810
Chase Manhattan Auto Owner Trust 2002-A A3                             3.490       10/15/04     3/15/06       148,051      148,414
Chase Manhattan Auto Owner Trust 2002-B A3                             3.580        1/15/05     5/15/06       593,258      595,972
Citibank Credit Card Issuance Trust 2004-A1 A1                         2.550        1/20/07     1/20/09     1,250,000    1,224,287
Discover Card Master Trust I 2000-5 A(a)                               1.280        5/18/05    11/15/07       725,000      726,060
Fleet Credit Card Master Trust II 2001-C A                             3.860        9/15/04     3/15/07     2,725,000    2,737,572
Ford Credit Auto Owner Trust 2002-A A3B                                1.359        9/23/04     1/15/06       614,687      614,808
Gracechurch Card Funding PLC 4 A                                       1.150        3/15/06     6/15/06     2,000,000    2,000,677
Honda Auto Receivables Owner Trust 2002-1 A3                           3.500       10/15/04    10/17/05       626,221      628,095
MBNA Credit Card Master Trust 2001-A4 A(a)                             1.230        9/16/04     2/15/07     2,440,000    2,440,508
Nissan Auto Receivables Owner Trust 2002-A A3                          3.580        9/15/04     9/15/05       487,879      488,772
Residential Asset Securities Corp. 1998 KS3 A16(a)                     1.600        7/30/04    10/25/29       555,482      559,243
SLM Student Loan Trust 2002-4 A2                                       1.140        1/25/05    12/15/09     1,094,129    1,094,229
Toyota Auto Receivables Owner Trust 2002-A A3(a)                       1.299       11/15/04     1/16/06       172,755      172,760
Toyota Auto Receivables Owner Trust 2003-B A3(a)                       1.130       10/26/05     8/15/07     2,000,000    2,000,429
                                                                                                                        ----------
Total Asset Backed (Cost $23,002,601)                                                                                   22,861,037
                                                                                                                        ----------

COLLATERALIZED MORTGAGE OBLIGATIONS--5.8%
Mound Financing PLC 3A A1-1(a)                                         1.320         2/7/06      2/8/08     2,500,000    2,515,625
Permanent Financing PLC 3A(a)                                          1.530        12/9/05     6/10/07     1,490,000    1,490,412
                                                                                                                        ----------
Total Collateralized Mortgage Obligations (Cost $3,990,000)                                                              4,006,037
                                                                                                                        ----------

CORPORATE--49.1%

COMMUNICATIONS--1.4%
Verizon Wireless Capital LLC                                           1.350                    5/23/05     1,000,000      999,052
                                                                                                                        ----------

CONSUMER NONCYCLICAL--8.1%
Coca-Cola Enterprises                                                  2.500                    9/15/06     1,559,000    1,535,972
Diageo Capital PLC                                                     6.125                    8/15/05     2,000,000    2,079,150
General Mills, Inc.                                                    2.625                   10/24/06     2,000,000    1,956,872
                                                                                                                        ----------
                                                                                                                         5,571,994
                                                                                                                        ----------

FINANCIAL--38.1%
Allstate Corp. Senior Notes                                            7.875                     5/1/05     1,500,000    1,565,514
Bear Stearns Co., Inc. MTN(a)                                          1.469                    9/15/06     2,000,000    2,000,280
CIT Group, Inc.                                                        1.330                    6/19/06       500,000      500,947
CIT Group, Inc. Senior Notes(a)                                        1.510                    9/22/06     1,550,000    1,557,826
Citigroup Global Markets Holdings, Inc.                                1.500                     6/6/06     2,000,000    2,002,802
Countrywide Home Loans, Inc.*                                          1.400                    2/17/06       700,000      699,917
Credit Agricole Indosuez(a)                                            1.198                    2/28/05     2,000,000    1,999,660
CS First Boston (USA), Inc. Notes MTN(a)                               1.390                    6/19/06     2,000,000    2,007,592
JP Morgan Chase & Co.                                                  1.599                   12/12/06       850,000      851,573
Merrill Lynch & Co.                                                    1.430                     2/6/09     1,000,000    1,000,158
Morgan Stanley                                                         5.800                     4/1/07       935,000      988,702
Morgan Stanley Dean Witter                                             7.750                    6/15/05     2,000,000    2,097,460
Morgan Stanley Dean Witter Senior Notes(a)                             1.580                    1/31/06       620,000      623,238
National City Bank of Indiana(a)                                       1.190                    9/16/05       440,000      440,427


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                PAR        VALUE
SECURITY                                                               RATE                   MATURITY         VALUE     (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (CONTINUED)
SLM Corp. Notes MTN(a)                                                 1.370%                   1/13/06       700,000  $    701,61
Textron Financial Corp. MTN                                            2.690                    10/3/06       500,000      492,275
US Bancorp Notes MTN                                                   2.625                    3/15/06       500,000      498,656
US Bank NA Senior Notes(a)                                             1.669                    6/14/05       570,000      571,043
Washington Mutual, Inc.(a)                                             1.449                    11/3/05     2,000,000    2,002,708
Wells Fargo Financial Senior Notes(a)                                  1.569                    9/12/05     2,700,000    2,703,264
Zions Bancorp                                                          2.700                     5/1/06     1,000,000      992,533
                                                                                                                       -----------
                                                                                                                        26,298,193
                                                                                                                       -----------
TECHNOLOGY--1.5%
First Data Corp.                                                       4.700                    11/1/06     1,000,000    1,032,264
                                                                                                                       -----------
Total Corporate (Cost $33,951,142)                                                                                      33,901,503
                                                                                                                       -----------
YANKEE BONDS--6.5%
HBOS Treasury Services PLC(a)                                          1.220                    1/12/07     1,500,000    1,501,101
Nationwide Building Society 144A Senior Notes(a)                       1.274                    7/21/06     2,000,000    2,002,854
Province of Quebec(a)                                                  1.173                     7/2/04     1,000,000    1,000,000
                                                                                                                       -----------
Total Yankee Bonds (Cost $4,500,001)                                                                                     4,503,955
                                                                                                                       -----------
U.S. GOVERNMENT AGENCY - 0.3%
Pass Thru Securities - 0.3%
FHLMC Discount Note+                                                   1.040                    8/19/04       200,000      199,717
                                                                                                                       -----------
Total U.S. Government Agency (Cost $199,717)                                                                               199,717
                                                                                                                       -----------
TOTAL BONDS AND NOTES (Cost $ 65,643,461)                                                                               65,472,249
                                                                                                                       -----------
SHORT TERM INVESTMENTS--5.0%

COMMERCIAL PAPER--4.9%
Alpine Securitization+                                                 1.200                     7/6/04     1,000,000      999,833
Clipper Receivable+                                                    1.500                     7/1/04     1,400,000    1,400,000
PB Finance+                                                            1.180                     7/7/04     1,000,000      999,803
                                                                                                                       -----------
                                                                                                                         3,399,636
                                                                                                                       -----------
INVESTMENT COMPANIES--0.1%
Dreyfus Institutional Preferred Plus ++                                1.000                                   47,126       47,126
                                                                                                                       -----------
TOTAL SHORT TERM INVESTMENTS (Cost $3,446,762)                                                                           3,446,762
                                                                                                                       -----------
INVESTMENT OF CASH COLLATERAL
 FOR SECURITIES LOANED--1.0%

INVESTMENT COMPANIES--1.0%
Dreyfus Cash Management Plus Fund++ (Cost $714,000)                   1.000                                  714,000       714,000
                                                                                                                       -----------

TOTAL INVESTMENTS--100.8% (COST $69,804,223)                                                                            69,633,011

LIABILITIES IN EXCESS OF OTHER ASSETS--(0.8)%                                                                             (556,823)
                                                                                                                       -----------

NET ASSETS--100.0%                                                                                                     $69,076,188
                                                                                                                       -----------

NOTES TO SCHEDULE OF INVESTMENTS:
(a)  Variable Rate Security; rate indicated is as of 6/30/04.
*    Security, or a portion of thereof, was on loan at 6/30/04.
MTN-Medium Term Notes
FHLMC-Federal Home Loan Mortgage Company
+    Rate noted is yield to maturity
++   Affiliated institutional money market fund. The effective yield is 1.00%.
     A complete listing of the fund's holdings as of its most recent fiscal year end is available.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (Note 1A) (including securities on loan, valued at $698,630 (Note 6))
    Unaffiliated issuers, at value (cost $69,043,097)                                                              $68,871,885
    Affiliated issuers, at value (cost $761,126) (Note 1E)                                                             761,126
  Receivable for variation margin on open financial futures contracts (Note 5)                                          32,563
  Receivable for investments sold                                                                                        6,344
  Interest and dividends receivable                                                                                    194,450
  Prepaid expenses                                                                                                       8,737
                                                                                                                   -----------
  Total assets                                                                                                      69,875,105

LIABILITIES
 Liability for securities on loan (Note 6)                                                    $714,000
 Due to custodian for cash overdraft (Note 2)                                                   61,993
 Accrued accounting and custody fees (Note 2)                                                    3,978
 Accrued trustee fees and expenses (Note 2)                                                      5,973
 Accrued expenses and other liabilities                                                         12,973
                                                                                              --------

  Total liabilities                                                                                                    798,917
                                                                                                                   -----------

NET ASSETS (APPLICABLE TO INVESTORS' BENEFICIAL INTEREST)                                                          $69,076,188
                                                                                                                   ===========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
 Interest income (including securities lending income of $776 (Note 6))                                $ 984,798

EXPENSES
 Investment advisory fee (Note 2)                                                $ 152,809
 Accounting and custody fees (Note 2)                                               47,089
 Legal and audit services                                                           13,171
 Trustees' fees and expenses (Note 2)                                               11,821
 Insurance expense                                                                   6,090
 Miscellaneous                                                                         467
                                                                                 ---------

    Total expenses                                                                                       231,447
                                                                                                       ---------

      Net investment income                                                                              753,351
                                                                                                       ---------

REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss)
    Investment security transactions                                               154,897
    Future transactions                                                           (149,123)
                                                                                 ---------
      Net realized gain                                                                                    5,774
 Change in unrealized appreciation (depreciation)
    Investment securities and financial instruments                              $(404,184)
                                                                                 ---------
 Change in net unrealized appreciation (depreciation)                                                   (404,184)
                                                                                                       ---------
    Net realized and unrealized loss                                                                    (398,410)
                                                                                                       ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                             $ 354,941
                                                                                                       =========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                      STATEMENTS OF CHANGES IN NETS ASSETS
--------------------------------------------------------------------------------

                                                                                            PERIOD ENDED
                                                                                           JUNE 30, 2004          YEAR ENDED
                                                                                            (UNAUDITED)        DECEMBER 31, 2003
                                                                                           -------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                                    $     753,351         $   2,845,203
  Net realized gains                                                                               5,774               509,270
  Change in net unrealized appreciation (depreciation)                                          (404,184)             (754,526)
                                                                                           -------------         -------------
  Net increase in net assets from investment operations                                          354,941             2,599,947
                                                                                           -------------         -------------

CAPITAL TRANSACTIONS
  Contributions                                                                               52,946,871           153,343,305
  Withdrawals                                                                               (126,082,112)         (160,857,552)
                                                                                           -------------         -------------
  Net decrease in net assets from capital transactions                                       (73,135,241)           (7,514,247)
                                                                                           -------------         -------------

TOTAL DECREASE IN NET ASSETS                                                                 (72,780,300)           (4,914,300)
NET ASSETS
  At beginning of period                                                                     141,856,488           146,770,788
                                                                                           -------------         -------------
  At end of period                                                                         $  69,076,188         $ 141,856,488
                                                                                           =============         =============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     PERIOD ENDED                     YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004   ------------------------------------------------------------
                                                     (UNAUDITED)      2003         2002         2001         2000         1999
                                                    -------------   --------     --------     --------     --------     --------

TOTAL RETURN+                                           0.09%(b)        1.48%        3.14%        6.15%        6.96%        4.64%

RATIOS:

   Expenses (to average daily net assets)*              0.38%++         0.36%        0.36%        0.35%        0.34%        0.32%

   Net Investment Income
        (to average daily net assets)*                  1.24%++         1.60%        2.99%        4.89%        6.07%        5.62%

   Portfolio Turnover                                     13%(b)         113%         160%         174%          70%          86%

   Net Assets, End of Year (000's omitted)           $69,076        $141,856     $146,771     $134,055     $180,548     $302,244

--------------
*   For the periods indicated, the investment adviser voluntarily agreed not t impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Ratios (to average daily net assets):
      Expenses                                           N/A            0.37%        0.38%         N/A          N/A          N/A
      Net investment income                              N/A            1.59%        2.97%         N/A          N/A          N/A

(a) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase the ratio of the net investment income to average net assets by less than 0.01%. Ratios for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b) Not annualized.

+ Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.

++  Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Short-Term Asset Reserve Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

     At June 30, 2004 there was one fund, Standish Mellon Short-Term Asset Reserve Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at June 30, 2004 was approximately 100%.

     The objective of the Portfolio is to achieve a high level of current income consistent with preserving principal and liquidity. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in dollar-denominated money market instruments, short-term fixed income securities and asset-backed securities of U.S. and foreign governments, banks and companies.

     The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are normally traded. Market quotations are not considered to be readily available for certain debt obligations, such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. INCOME TAXES

     The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

     D. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. AFFILIATED ISSUERS

     Issuers in which the Portfolio held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon for overall investment advisory and administrative services is paid monthly at the annual rate of 0.25% of the Portfolio's average daily net assets.

     The Portfolio compensates Mellon Bank, N.A. under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $47,089 during the period ended June 30, 2004 and was owed $3,978 at June 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were as follows:

                                                                   PERIOD ENDED
                                                                  JUNE 30, 2004           YEAR ENDED
                                                                   (UNAUDITED)         DECEMBER 31, 2003
                                                                 --------------       ------------------
    U.S. Government Securities                                      $5,739,188           $16,646,534
                                                                    ==========           ===========
    Investments (non-U.S. Government Securities)                    $8,856,046           $56,255,000
                                                                    ==========           ===========

(4)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

    Aggregate Cost                                 $69,804,223
                                                   -----------
    Gross unrealized appreciation                       93,034
    Gross unrealized depreciation                     (264,246)
                                                   -----------
    Net unrealized depreciation                       (171,212)
                                                   ===========

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

     The Portfolio may trade the following financial instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Portfolio entered into no such transactions during the period ended June 30, 2004.

     INTEREST RATE FLOORS

     Interest rate floors purchased by the Portfolio entitle the Portfolio to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate amount. Credit and market risk exist with respect to these instruments. If forecasts of interest rates and other market factors are incorrect, investment performance will diminish compared to what performance would have been if these investment techniques were not used. Even if the forecasts are correct, there are risks that the positions may correlate imperfectly with the asset or liability being hedged, a liquid secondary market may not always exist, or a counterparty to a transaction may not perform. The Portfolio expects to enter these transactions primarily for hedging purposes including, but not limited to, preserving a return or spread on a particular investment or portion of its portfolio, protecting against currency fluctuations, as a duration management technique or protecting against an increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate floors are "marked-to-market" daily based on quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments of interest, if any, are reported as additions to interest income in the Statement of Operations. Realized gains or losses from these agreements are disclosed in the Statement of Operations.

     At June 30, 2004, the Portfolio did not hold any open interest rate floor agreements.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At June 30, 2004, the Portfolio held the following financials futures contracts:

                                                                          UNDERLYING FACE         UNREALIZED
    CONTRACT                           POSITION      EXPIRATION DATE      AMOUNT AT VALUE         GAIN/(LOSS)
    ----------------------------------------------------------------------------------------------------------------------------
    Euro Bond (41 Contracts)             Long           9/13/2004           10,042,950             $ 10,643
    Euro Bond (30 Contracts)             Long           9/13/2004            7,311,375               10,726
    Euro Bond (44 Contracts)             Long           3/14/2005           10,673,300              (10,644)
                                                                                                   --------
                                                                                                   $ 10,725
                                                                                                   ========

     At June 30, 2004, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts.

(6)  SECURITY LENDING:

     The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

     The Portfolio loaned securities during the period ended June 30, 2004 resulting in $776 of security lending income. At June 30, 2004, the Portfolio had $699,896 worth of securities on loan.

     See the Statement of Investments for further detail on the security positions on loan.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Portfolio may purchase securities on a when-issued, delayed delivery or forward commitment basis. Payment and delivery may take place a month or more after the date of the transactions. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Income on the securities will not be earned until settlement date. The Portfolio instructs its custodian to segregate securities having value at least equal to the amount of the purchase commitment.

     The Portfolio may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of the decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

                   MELLON INSTITUTIONAL FUNDS MASTER PORTFOLIO
               STANDISH MELLON SHORT-TERM ASSET RESERVE PORTFOLIO

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Portfolio may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2004, the Portfolio did not have any delayed delivery transactions.

(8)  LINE OF CREDIT:

     The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1-2 of 1%. In addition, a commitment fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $428 for the Portfolio.

     During the period ended June 30, 2004, the Portfolio had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                            NUMBER OF
                                                                       PRINCIPAL          PORTFOLIOS IN        OTHER
NAME                                           TERM OF OFFICE        OCCUPATION(S)        FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)     AND LENGTH OF         DURING PAST          OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST    TIME SERVED            5 YEARS              TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming                Trustee        Trustee since    Chairman of the Board         29              None
c/o Decision Resources, Inc.                    11/3/1986         and Chief Executive
260 Charles Street                                               Officer, Decision
Waltham, MA 02453                                                Resources, Inc.
9/30/40

Caleb Loring III                 Trustee        Trustee since    Trustee, Essex Street         29              None
c/o Essex Street Associates                     11/3/1986        Associates (family
P.O. Box  181                                                    investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee        Trustee since    William Joseph Maier,         29              None
c/o Harvard University                          9/13/1986        Professor of Political
Cambridge, MA 02138                                              Economy, Harvard
8/5/44                                                           University

John H. Hewitt                   Trustee        Trustee since    Trustee, Mertens              29              None
P.O. Box 2333                                   11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES
                                                                                                   NUMBER OF
                                                                        PRINCIPAL                PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)              FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST                OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS                    OFFICER          OFFICER
-----------------------------------------------------------------------------------------------------------------------------------
Patrick J. Sheppard        Trustee, President      Since 2003     Senior Vice President               29              None
Mellon Institutional            and Chief                         and Chief Operating
Asset Management            Executive Officer                     Officer, Mellon Institutional
One Boston Place                                                  Asset Management;
Boston, MA 02108                                                  formerly Vice President
7/24/65                                                           and Chief Financial Officer,
                                                                  Mellon Institutional
                                                                  Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                                                                                    NUMBER OF
                                                                          PRINCIPAL               PORTFOLIOS IN        OTHER
NAME                                              TERM OF OFFICE        OCCUPATION(S)             FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)        AND LENGTH OF         DURING PAST               OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST       TIME SERVED            5 YEARS                   OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann            Vice President        Since 2003       Senior Vice President              29              None
Mellon Institutional          and Secretary                         and Head of Operations
Asset Management                                                    Mellon Institutional Asset
One Boston Place                                                    Management, formerly
Boston, MA 02108                                                    First Vice President,
2/20/61                                                             Mellon Institutional Asset
                                                                    Management and Mellon
                                                                    Global Investments

Steven M. Anderson           Vice President        Vice President   Vice President and Mutual          29              None
Mellon Institutional          and Treasurer        since 1999;      Funds Controller, Mellon
Asset Management                                   Treasurer since  Institutional Asset
One Boston Place                                   2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice        Since 1996       Vice President and                 29              None
Mellon Institutional            President                           Manager, Mutual Funds
Asset Management                                                    Operations, Mellon
One Boston Place                                                    Institutional Asset
Boston, MA 02108                                                    Management
8/19/51

Cara E. Hultgren,            Assistant Vice        Since 2001       Assistant Manager, Mutual          29              None
Mellon Institutional            President                           Fund Operations since
Asset Management                                                    1999; Shareholder
One Boston Place                                                    Representative, Mellon
Boston, MA 02108                                                    Institutional Asset
1/19/71                                                             Management

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

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com
                                                                     0926SA0604

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds




Financial Statements                   STANDISH MELLON
                                       SHORT-TERM FIXED INCOME FUND
--------------------------------------------------------------------------------
SIX MONTHS ENDED
JUNE 30, 2004 (UNAUDITED)

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities (including securities on loan, valued at $45,362) (Note 7)
    Unaffiliated issuers, at value (Note 1A) (cost $3,069,653)                                              $3,077,827
    Affiliated issuers, at value (Note 1A) (cost $459,335) (Note 1F)                                           459,335
  Receivable for Fund shares sold                                                                              200,200
  Interest receivable                                                                                           26,831
  Prepaid expenses                                                                                              10,725
                                                                                                            ----------
      Total assets                                                                                           3,774,918

LIABILITIES
 Payable for investments purchased                                                       $70,136
 Payable to Investment Advisor (Note 2)                                                   13,030
 Liability for securities on loan (Note 7)                                                46,360
 Accrued accounting, custody and
   transfer agent fees (Note 2)                                                            7,605
 Accrued trustees' fees and expenses (Note 2)                                                922
 Accrued expenses and other liabilities                                                   18,366
                                                                                         -------

      Total liabilities                                                                                        156,419
                                                                                                            ----------

NET ASSETS                                                                                                  $3,618,499
                                                                                                            ----------

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                           $3,591,416
  Accumulated net realized gain                                                                                 17,192
  Net investment income                                                                                          1,477
  Net unrealized appreciation                                                                                    8,414
                                                                                                            ----------

TOTAL NET ASSETS                                                                                            $3,618,499
                                                                                                            ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                      225,566
                                                                                                            ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                           $    16.04
                                                                                                            ==========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

                             STATEMENT OF OPERATIONS
                 FOR THE PERIOD ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income (including securities
    lending income of $487 (Note 7))                                                                                  $ 51,611

EXPENSES
 Investment advisory fee (Note 2)                                                              $  5,099
 Accounting, custody, and transfer agent fees (Note 2)                                           18,214
 Legal and audit services                                                                        16,326
 Registration fees                                                                                8,451
 Trustees' fees and expenses (Note 2)                                                             1,581
 Insurance expense                                                                                1,944
 Miscellaneous                                                                                    3,850
                                                                                               --------
 Total expenses                                                                                  55,465

DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                      (5,099)
 Reimbursement of Fund operating expenses (Note 2)                                              (45,273)
                                                                                               --------
    Total expense deductions                                                                    (50,372)
                                                                                               --------
      Net expenses                                                                                                       5,093
                                                                                                                      --------
        Net investment income                                                                                           46,518
                                                                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
 Investment security transactions                                                                17,080
                                                                                               --------
  Net realized gain                                                                                                     17,080
  Change in unrealized appreciation (depreciation)
  Investment securities                                                                        $(58,739)
                                                                                               --------
  Change in net unrealized appreciation (depreciation)                                                                 (58,739)
                                                                                                                      --------
  Net realized and unrealized loss on investments                                                                      (41,659)
                                                                                                                      --------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                            $  4,859
                                                                                                                      ========


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

                      STATEMENTS OF CHANGES IN NETS ASSETS
--------------------------------------------------------------------------------

                                                                                             PERIOD ENDED
                                                                                            JUNE 30, 2004          YEAR ENDED
                                                                                             (UNAUDITED)        DECEMBER 31, 2003
                                                                                            -------------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM INVESTMENT OPERATIONS
  Net investment income                                                                      $    46,518          $    398,500
  Net realized gains                                                                              17,080               650,911
  Change in net unrealized appreciation (depreciation)                                           (58,739)             (544,868)
                                                                                             -----------          ------------
  Net increase in net assets from investment operations                                            4,859               504,543
                                                                                             -----------          ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                                     (42,691)             (408,533)
  From net realized gains on investments                                                              --              (915,753)
                                                                                             -----------          ------------
  Total distributions to shareholders                                                            (42,691)           (1,324,286)
                                                                                             -----------          ------------
FUND SHARE (PRINCIPAL) TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                             2,799,235             4,896,201
  Value of shares issued to shareholders in payment of distributions declared                     39,335             1,049,509
  Cost of shares redeemed                                                                     (3,189,988)          (23,384,843)
                                                                                             -----------          ------------
  Net decrease in net assets from Fund share transactions                                       (351,418)          (17,439,133)
                                                                                             -----------          ------------
TOTAL DECREASE IN NET ASSETS                                                                    (389,250)          (17,439.133)

NET ASSETS
  At beginning of period                                                                       4,007,749            22,266,625
                                                                                             -----------          ------------
  At end of period (including undistributed net investment income
  of $1,477 and distributions in excess of net investment income of $2,350)                  $ 3,618,499          $  4,007,749
                                                                                             ===========          ============


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 2004    ----------------------------------------------------------
                                                     (UNAUDITED)      2003         2002        2001         2000         1999
                                                     -----------     ------      -------      -------      -------      -------

Net Asset Value, Beginning of the period                $16.25       $20.03      $ 19.86      $ 19.57      $ 19.36      $ 19.87
                                                        ------       ------      -------      -------      -------      -------
From Investment Operations:
   Net investment income* (1)                             0.21         0.61         0.85         1.13         1.28         1.24
   Net realized and unrealized
      gain (loss) on investments                         (0.22)       (0.10)(2)     0.38         0.34         0.21        (0.53)
                                                        ------       ------      -------      -------      -------      -------
Total from investment operations                         (0.01)        0.51         1.23         1.47         1.49         0.71
                                                        ------       ------      -------      -------      -------      -------
Less Distributions to Shareholders:
   From net investment income                            (0.20)       (1.16)       (0.96)       (1.18)       (1.28)       (1.22)
   From net realized gain on investments                    --        (3.13)       (0.10)          --           --           --
                                                        ------       ------      -------      -------      -------      -------
Total distributions to shareholders                      (0.20)       (4.29)       (1.06)       (1.18)       (1.28)       (1.22)
                                                        ------       ------      -------      -------      -------      -------
Net Asset Value, End of Year                            $16.04       $16.25      $ 20.03      $ 19.86      $ 19.57      $ 19.36
                                                        ======       ======      =======      =======      =======      =======
Total Return+                                            (0.19%)++     2.62%        6.31%        7.66%        7.93%        3.67%
Ratios/Supplemental Data:
   Expenses (to average daily net assets)*                0.30%+++     0.30%        0.30%        0.30%        0.30%        0.30%
   Net Investment Income
        (to average daily net assets)*                    2.75%+++     3.06%        4.24%        5.64%        6.66%        6.27%
   Portfolio Turnover                                       90%++    2   186%         251%         149%         170%         147%
   Net Assets, End of Year (000's omitted)              $3,618       $4,008      $22,267      $41,169      $45,232      $38,109

--------------
*   For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

    Net investment income per share (1)                 $(0.02)      $ 0.40      $  0.75      $  1.07      $  1.21      $  1.12

    Ratios (to average daily net assets):

    Expenses                                              3.28%+++     1.36%        0.78%        0.60%        0.69%        0.89%

    Net investment income                                (0.23%)+++    2.00%        3.76%        5.34%        6.27%        5.68%

(a) The Fund has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies effective January 1, 2001 and began amortizing premium and discount on all debt securities on an effective yield basis. The effect of this change for the year ended December 31, 2001 was to increase net investment income per share by less than $0.001, decrease net realized and unrealized gains and losses per share by less than $0.001 and increase the ratio of net investment income to average net assets by less than 0.01%. Per share data and ratios/supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(1) Calculated based on average shares outstanding,

(2) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.

+   Total return would have been lower in the absence of expense waivers.

++  Not annualized.

+++ Computed on an annualized basis using a 366 day calendar year.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

BONDS AND NOTES--85.1%

ASSET BACKED--16.1%
Bank One Issuance Trust 2002-A4 A4                                            2.940%       6/16/2008     $100,000      $  100,380
BMW Vehicle Owner Trust 2004-A A3                                             2.670        3/25/2008       50,000          49,625
Capital Auto Receivables Asset Trust 2003-1 A3A                               2.750        4/16/2007      100,000          99,818
Capital One Master Trust 2001-7 A                                             3.850        8/15/2007      100,000         100,642
Chase Manhattan Auto Owner Trust 2003-B A3                                    1.820        7/16/2007       75,000          74,424
Citibank Credit Card Issuance Trust 2003-A2 A2                                2.700        1/15/2008      100,000          99,790
Nissan Auto Receivables Owner Trust 2002-C A3                                 2.600        8/15/2006       56,768          56,955
                                                                                                                       ----------
Total Asset Backed (Cost $581,393)                                                                                        581,634
                                                                                                                       ----------
CORPORATE--39.4%

COMMUNICATIONS--3.6%
Deutsche Telekom International Finance                                        7.750        6/15/2005       25,000          26,286
France Telecom                                                                8.450         3/1/2006       50,000          53,607
Verizon Wireless Capital                                                      5.375       12/15/2006       50,000          52,127
                                                                                                                       ----------
                                                                                                                          132,020
                                                                                                                       ----------
CONSUMER NONCYCLICAL--2.8%
Coca-Cola Enterprises                                                         2.500        9/15/2006       50,000          49,261
PepsiAmericas, Inc.                                                           5.950        2/15/2006       50,000          52,301
                                                                                                                       ----------
                                                                                                                          101,562
                                                                                                                       ----------
FINANCIAL--26.1%
American International Group, Inc.                                            2.850        12/1/2005      100,000          99,983
Associates Corp. Senior Notes                                                 6.000        7/15/2005      100,000         103,420
Bank of America Corp.                                                         7.875        5/16/2005      100,000         104,646
Boeing Capital Corp.                                                          5.750        2/15/2007       50,000          52,691
FleetBoston Financial Corp.                                                   7.250        9/15/2005      100,000         105,379
Ford Motor Credit Co.                                                         6.500        1/25/2007       50,000          52,536
General Motors Acceptance Corp.                                               4.500        7/15/2006       50,000          50,533
Goldman Sachs Group, Inc.                                                     7.625        8/17/2005      100,000         105,098
HBOS Treasury Services PLC 144A                                               2.250         5/1/2006       70,000          69,528
John Deere Capital Corp.                                                      3.625        5/25/2007       50,000          49,889
SLM Corp.                                                                     3.500        9/30/2006       50,000          50,257
Sun Trust Bank                                                                2.125        1/30/2006       50,000          49,674
Washington Mutual, Inc.                                                       2.400        11/3/2005       50,000          49,653
                                                                                                                       ----------
                                                                                                                          943,287
                                                                                                                       ----------
INDUSTRIAL--1.3%
Fedex Corp. 144A                                                              2.650         4/1/2007       50,000          48,555
                                                                                                                       ----------
TECHNOLOGY--1.4%
IBM Corp.                                                                     2.375        11/1/2006       50,000          49,220
                                                                                                                       ----------
UTILITIES--4.2%
Alabama Power Co. Senior Notes                                                5.490        11/1/2005      100,000         103,711
Virginia Electric and Power Co.                                               5.750        3/31/2006       45,000          46,958
                                                                                                                       ----------
                                                                                                                          150,669
                                                                                                                       ----------
Total Corporate (Cost $1,424,169)                                                                                       1,425,313
                                                                                                                       ----------


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

               SCHEDULE OF INVESTMENTS--JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            PAR           VALUE
SECURITY                                                                       RATE        MATURITY         VALUE        NOTE (1A)
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY--15.0%

PASS THRU SECURITIES--15.0%
FHLMC Gold                                                                    5.000%        8/1/2007    $  63,826       $   65,008
FHLMC Gold                                                                    6.000         7/1/2011      178,155          186,376
FNMA                                                                          2.125        4/15/2006      100,000           98,697
FNMA                                                                          2.375        2/15/2007      125,000          121,674
FNMA                                                                          3.125        7/15/2006       70,000           70,090
                                                                                                                        ----------
Total U.S. Government Agency (Cost $530,609)                                                                               541,845
                                                                                                                        ----------

U.S. TREASURY OBLIGATIONS--14.6%

TREASURY NOTES--14.6%
U.S. Treasury Note                                                            2.250        2/15/2007      225,000          220,615
U.S. Treasury Note*                                                           2.000        5/15/2006       75,000           74,112
U.S. Treasury Note                                                            1.625       10/31/2005       40,000           39,644
U.S. Treasury Note                                                            3.125        5/15/2007       95,000           95,000
U.S. Treasury Note                                                            2.500        5/31/2006      100,000           99,664
Total U.S. Treasury Obligations (Cost $533,482)                                                                            529,035
                                                                                                                        ----------
TOTAL BONDS AND NOTES (COST $3,069,653)                                                                                  3,077,827
                                                                                                                        ----------

SHORT TERM INVESTMENTS--11.4%

INVESTMENT COMPANIES--11.4%
Dreyfus Institutional Preferred Plus+                                         1.000                       412,975          412,975
                                                                                                                        ----------

TOTAL SHORT TERM INVESTMENTS--(Cost $412,975)

INVESTMENT OF CASH COLLATERAL
 FOR SECURITIES LOANED--1.3%

INVESTMENT COMPANIES--1.3%
Dreyfus Cash Management Plus Fund+ (Cost $46,360)                             1.000                        46,360           46,360
                                                                                                                        ----------

TOTAL INVESTMENTS--97.8% (Cost $3,528,988)                                                                               3,537,162

OTHER ASSETS, LESS LIABILITIES--2.2%                                                                                        81,337
                                                                                                                        ----------

NET ASSETS--100.0%                                                                                                      $3,618,499
                                                                                                                        ==========

----------------
NOTES TO SCHEDULE OF INVESTMENTS:

FHLMC - Federal Home Loan Mortgage Company

FNMA - Federal National Mortgage Association

+ Affiliated institutional money market fund. The effective yield is 1.00%. A complete listing of the fund's holdings as of its most recent fiscal year end is available.

*    Security, or a portion of thereof, was on loan at June 30, 2004.


   The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Short-Term Fixed Income Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize total return, consistent with preserving principal and liquidity, while seeking a relatively high level of current income. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in fixed income securities of U.S. companies and the U.S. government.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Fund are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of amortization and/or accretion of premiums and discounts on certain securities and paydown gains and losses.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expenses and the relative size of the funds.

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     F. AFFILIATED ISSUERS

     Issuers in which the fund held investments in other investment companies advised by Standish Mellon Asset Management Company LLC ("Standish Mellon") or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.30% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit total Fund operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.30% of the Fund's average daily net assets for the period ended June 30, 2004. Pursuant to this agreement, for the period ended June 30, 2004, Standish Mellon voluntarily did not impose $5,099 of its investment advisory fee and reimbursed the Fund for $45,273 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     As of February 23, 2004, the The Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus which is an affiliate of Standish Mellon, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund was charged $2,472 during the period ended June 30, 2004 and $2,472 was owed at June 30, 2004.

     The Fund compensates Mellon Bank, N.A., under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the fund. Pursuant to this agreement the Fund was charged $14,831 during the period ended June 30, 2004 and $5,133 was owed at June 30, 2004.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended June 30, 2004 were as follows:

                                                            PURCHASES       SALES
                                                           ----------    ----------
     U.S. Government Securities                            $2,285,355    $3,118,419
                                                           ==========    ==========
     Investments (non-U.S.Government Securities)           $  736,965    $  804,703
                                                           ==========    ==========

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                        PERIOD ENDED
                                                                       JUNE 30, 2004          YEAR ENDED
                                                                        (UNAUDITED)       DECEMBER 31, 2003
                                                                        -----------       ------------------
     Shares sold                                                           172,946               246,481
        Shares issued to shareholders in payment
          of distributions declared                                          2,437                59,783
        Shares redeemed                                                   (196,522)           (1,171,136)
                                                                          --------            ----------
        Net increase (decrease)                                            (21,139)             (864,872)
                                                                          ========            ==========

     At June 30, 2004, two shareholders of record held approximately 57% and 24% of the total outstanding shares of the Fund.

     A significant portion of the Fund's shares are beneficially owned by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion. Investment activity of these shareholders could have a material impact on the Fund.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

     Aggregate Cost                                 $3,482,639
                                                    ==========
     Unrealized appreciation                        $   23,614

     Unrealized depreciation                           (15,212)
                                                    -----------
     Net unrealized appreciation/depreciation       $    8,402
                                                    ==========

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund entered into no such transactions during the period ended June 30, 2004.

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                  STANDISH MELLON SHORT-TERM FIXED INCOME FUND

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     The Fund entered into no such transactions during the period ended June 30, 2004.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended June 30, 2004 resulting in $487 of security lending income. At June 30, 2004, the Fund had $45,362 worth of securities on loan.

     See the Statement of Investments for further detail on the security positions on loan.

(8)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund segregates securities having a value at least equal to the amount of the purchase commitment.

     The Fund may enter into to be announced ("TBA") purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The Fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the Fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of the decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment security valuations" above.

     The Fund may enter into TBA sale commitments to hedge its portfolio positions. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an offsetting TBA purchase commitment deliverable is held as "cover" for the transaction.

     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Investment security valuations" above. The contract is 'marked-to-market' daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     At June 30, 2004, the Fund did not have any delayed delivery transactions.

(9)  LINE OF CREDIT:

     The Fund, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a commitment fee, computed at an annual rate of .060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter.

     For the period ended June 30, 2004, the expense related to the commitment fee was $10 for the Fund.

     During the period ended June 30, 2004, the Fund had not borrowed under the credit facility.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; and other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies as of March 31, 2004. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                                    NUMBER OF
                                                                        PRINCIPAL                 PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)               FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST                 OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS                     TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming                Trustee         Trustee since    Chairman of the Board                29              None
c/o Decision Resources, Inc.                     11/3/1986         and Chief Executive
260 Charles Street                                                Officer, Decision
Waltham, MA 02453                                                 Resources, Inc.
9/30/40

Caleb Loring III                 Trustee         Trustee since    Trustee, Essex Street                29              None
c/o Essex Street Associates                      11/3/1986        Associates (family
P.O. Box  181                                                     investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman             Trustee         Trustee since    William Joseph Maier,                29              None
c/o Harvard University                           9/13/1986        Professor of Political
Cambridge, MA 02138                                               Economy, Harvard
8/5/44                                                            University

John H. Hewitt                   Trustee         Trustee since    Trustee, Mertens                     29              None
P.O. Box 2333                                    11/3/1986        House, Inc. (hospice)
New London, NH 03257
4/11/35


Interested Trustees

                                                                                                    NUMBER OF
                                                                        PRINCIPAL                 PORTFOLIOS IN        OTHER
NAME                                            TERM OF OFFICE        OCCUPATION(S)               FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)      AND LENGTH OF         DURING PAST                 OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST     TIME SERVED            5 YEARS                     OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Patrick J. Sheppard        Trustee, President      Since 2003     Senior Vice President                29              None
Mellon Institutional            and Chief                         and Chief Operating
Asset Management            Executive Officer                     Officer, Mellon Institutional
One Boston Place                                                  Asset Management;
Boston, MA 02108                                                  formerly Vice President
7/24/65                                                           and Chief Financial Officer,
                                                                  Mellon Institutional
                                                                  Asset Management

Principal Officers who are Not Trustees

                                                                                                  NUMBER OF
                                                                         PRINCIPAL              PORTFOLIOS IN        OTHER
NAME                                             TERM OF OFFICE        OCCUPATION(S)            FUND COMPLEX     DIRECTORSHIPS
ADDRESS, AND                    POSITION(S)       AND LENGTH OF         DURING PAST              OVERSEEN BY        HELD BY
DATE OF BIRTH                 HELD WITH TRUST      TIME SERVED            5 YEARS                  OFFICER          OFFICER
------------------------------------------------------------------------------------------------------------------------------------

Barbara A. McCann            Vice President       Since 2003       Senior Vice President             29              None
Mellon Institutional          and Secretary                        and Head of Operations
Asset Management                                                   Mellon Institutional Asset
One Boston Place                                                   Management, formerly
Boston, MA 02108                                                   First Vice President,
2/20/61                                                            Mellon Institutional Asset
                                                                   Management and Mellon
                                                                   Global Investments

Steven M. Anderson           Vice President       Vice President   Vice President and Mutual         29              None
Mellon Institutional          and Treasurer       since 1999;      Funds Controller, Mellon
Asset Management                                  Treasurer since  Institutional Asset
One Boston Place                                  2002             Management
Boston, MA 02108
7/14/65

Denise B. Kneeland           Assistant Vice       Since 1996       Vice President and                29              None
Mellon Institutional            President                          Manager, Mutual Funds
Asset Management                                                   Operations, Mellon
One Boston Place                                                   Institutional Asset
Boston, MA 02108                                                   Management
8/19/51

Cara E. Hultgren,            Assistant Vice       Since 2001       Assistant Manager, Mutual         29              None
Mellon Institutional            President                          Fund Operations since
Asset Management                                                   1999; Shareholder
One Boston Place                                                   Representative, Mellon
Boston, MA 02108                                                   Institutional Asset
1/19/71                                                            Management

                      THIS PAGE INTENTIONALLY LEFT BLANK

                      THIS PAGE INTENTIONALLY LEFT BLANK

[LOGO] Mellon
       --------------------------
       Mellon Institutional Funds

       One Boston Place
       Boston, MA 02108-4408
       800.221.4795
       www.melloninstitutionalfunds.com


                                                                     0936SA0604

Item 2.  Code of Ethics.

         Not applicable to this filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to this filing.

Item 6.  Schedule of Investments

         Filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to this filing.

Item 9.  Submission of Matters to a Vote of Security Holders.

         Not applicable to this filing.

Item 10. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date").

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

         (a)(1) Not applicable to this filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a) are attached hereto as Exhibit 99CERT.302

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Investment Trust

By (Signature and Title):  /s/ Barbara A. McCann
                           -----------------------------------------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date September 7, 2004
                                -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):  /s/ Patrick J. Sheppard
                           -----------------------------------------------------
                           Patrick J. Sheppard, President and Chief Executive Officer

                           Date September 7, 2004
                                -----------------

By (Signature and Title):  /s/ Steven M. Anderson
                           -----------------------------------------------------
                           Steven M. Anderson,  Vice President and Treasurer

                           Date September 7, 2004
                                -----------------